UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01829

Columbia Acorn Trust

(Exact name of registrant as specified in charter)

227 W. Monroe Street

Suite 3000

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Ryan C. Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Louis Mendes

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 634-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
June 30, 2019
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn USA®
Columbia Acorn International SelectSM
Columbia Acorn SelectSM
Columbia Thermostat FundSM
Columbia Acorn Emerging Markets FundSM
Columbia Acorn European FundSM
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Funds, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800.345.6611 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds, including the Columbia Acorn Funds, held in your account if you invest through a financial intermediary or all Columbia Funds, including the Columbia Acorn Funds, held with the fund complex if you invest directly with the Funds.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Acorn Family of Funds   |  Semiannual Report 2019

Fund at a glance
Columbia Acorn® Fund (Unaudited)
Investment objective
Columbia Acorn® Fund (the Fund) seeks long-term capital appreciation.
Portfolio management
Matthew A. Litfin, CFA
Lead Portfolio Manager or Co-Portfolio Manager since 2016
Service with Fund since 2015
Erika K. Maschmeyer, CFA
Co-Portfolio Manager since May 2019
Service with Fund since 2016
Richard Watson, CFA
Co-Portfolio Manager since May 2019
Service with Fund since 2006
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life
Class A	Excluding sales charges	10/16/00	20.94	4.00	8.70	13.73	13.84
	Including sales charges		13.98	-1.98	7.41	13.06	13.71
Advisor Class		11/08/12	21.13	4.26	8.93	14.02	14.20
Class C	Excluding sales charges	10/16/00	20.48	3.28	7.90	12.90	12.98
	Including sales charges		19.48	2.54	7.90	12.90	12.98
Institutional Class		06/10/70	21.19	4.27	8.98	14.06	14.21
Institutional 2 Class		11/08/12	21.15	4.28	9.01	14.07	14.21
Institutional 3 Class		11/08/12	21.24	4.36	9.07	14.12	14.22
Russell 2500 Growth Index			23.92	6.13	9.98	15.67	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2019 prospectus (as supplemented July 1, 2019), the Fund’s annual operating expense ratio is 0.86% for Institutional Class shares and 1.11% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2019	3

Fund at a glance  (continued)
Columbia Acorn® Fund (Unaudited)
Top ten holdings (%) (at June 30, 2019)
Booz Allen Hamilton Holdings Corp. Technology consulting services to the U.S. government in the defense, intelligence, and civil markets	1.8
CDW Corp. IT products and services	1.7
Grand Canyon Education, Inc. Online post secondary education	1.7
Exact Sciences Corp. Developing and commercializing a test for the early detection and prevention of colorectal cancer	1.6
Masimo Corp. Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	1.5
EPAM Systems, Inc. Provides software development, outsourcing services, e-business, enterprise relationship management and content management solutions	1.5
Chemed Corp. Hospice and palliative care services	1.5
Vail Resorts, Inc. Operates resorts globally	1.5
Seattle Genetics, Inc. Monoclonal antibody-based drugs to treat cancer and related diseases	1.5
Tractor Supply Co. Retail farm store chain	1.4
Percentages indicated are based upon total investments excluding Money Market Funds, investments in derivatives and Securties Lending Collateral, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	99.0
Money Market Funds	1.0
Securities Lending Collateral	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	4.7
Consumer Discretionary	17.1
Consumer Staples	1.8
Energy	1.8
Financials	7.1
Health Care	22.2
Industrials	14.6
Information Technology	26.3
Materials	1.4
Real Estate	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Acorn Family of Funds | Semiannual Report 2019

Manager Discussion of Fund Performance
Columbia Acorn® Fund
Matthew A. Litfin, CFA
Lead Portfolio Manager
Erika K. Maschmeyer, CFA
Co-Portfolio Manager
Richard Watson, CFA
Co-Portfolio Manager
Columbia Acorn® Fund Institutional Class shares returned 21.19% for the six-month period ended June 30, 2019, underperforming the 23.92% return of the Fund’s primary benchmark, the Russell 2500 Growth Index.
The robust gain for equities in the first half of the year was in part a reflection of the improving outlook for U.S. Federal Reserve (Fed) policy. The combination of slowing growth, low inflation and dovish commentary from Fed officials fueled growing optimism that multiple interest rate cuts could be on the way in the year ahead. This represented a stark contrast to late 2018, when the consensus expectation was that the Fed would raise rates several times in 2019. The 180-degree turn in Fed policy propelled U.S. equities higher and helped the market overcome a wide range of potential challenges, including the U.S.-China trade impasse, gradually weakening economic conditions and worries that corporate profits in the second half of 2019 may not live up to expectations. The broader equity market gained ground in each month of the semiannual period with the exception of May. Small-company growth stocks performed particularly well in the rally, with returns that exceeded those of both large- and small-cap core and value stocks.
The Fund, while generating a strong absolute return, did not keep pace with its benchmark. The primary reason for the shortfall was that the “risk-on” market was accompanied by sizable outperformance for many of the highly indebted and unprofitable companies we seek to avoid. Despite this short-term headwind, we maintained a focus on picking stocks by using intensive fundamental research and disciplined valuation techniques. As always, we emphasized high-quality growth companies with sustainable competitive advantages and reasonable valuations. While lower quality stocks outperform from time to time, as was the case in the past six months, we believe that our approach to managing the Fund is consistent with our goal of generating a steady, longer term performance advantage.
In terms of specific performance drivers, the Fund was hurt by the relative weakness of its holdings in the consumer discretionary and health care sectors. The materials sector was also a source of underperformance, albeit to a lesser extent. Sector allocations, while a residual effect of our investment process, had an adverse impact on returns due to an overweight position in consumer discretionary stocks and an underweight position in information technology. On the positive side, our stock picks outpaced the benchmark components in both of the information technology and industrials sectors.
Positions in three software companies were the primary reason for the Fund’s strong showing in information technology. The software engineering and design firm EPAM Systems, Inc. reported revenues and earnings that exceeded expectations, and it raised its guidance for the full year. EPAM benefited from the growth of its digital architecture and outsourced design business, and its Eastern European location provides it with access to a capable workforce at a relatively low cost. We maintained the Fund’s position on our belief that the company has an attractive multi-year growth outlook. CyberArk, Inc., a provider of software-based cybersecurity solutions designed to safeguard and monitor privileged IT accounts, was also a top contributor. The stock rallied after significantly beating revenue expectations and posting strong earnings growth, a positive outcome that reflected the combination of robust end-market demand and a favorable competitive landscape. Alteryx, Inc., which operates a self-service data analytics software platform, was an additional positive contributor. The stock benefited from impressive financial results, new customer additions and news that an industry competitor was bought out.
Within health care, the biotechnology company Loxo Oncology, Inc., which was acquired by Eli Lilly at a substantial premium, was among the leading contributors to the Fund’s six-month performance.
On the negative side, Weight Watchers International, Inc. was the largest detractor. The stock experienced a sell off after reporting a disappointing quarter and drastically lowering its guidance, and we eliminated the Fund’s position. Shares of Texas Roadhouse, Inc., an operator of casual dining

Columbia Acorn Family of Funds | Semiannual Report 2019	5

Manager Discussion of Fund Performance  (continued)
Columbia Acorn® Fund
restaurants, also declined after the company announced weaker same-store sales and lower profit margins resulting from higher-than-expected labor costs. Zuora, Inc., a provider of software for managing subscription businesses and subscription-revenue recognition, was another notable detractor. The stock fell due to difficulties surrounding sales execution, as well as a technology integration that caused its pipeline of new business to stall. Zuora is bringing in new sales leadership, but the Fund exited the position on our belief that it could take longer than expected for the company to improve its execution.
Although small-company growth stocks performed well in the period, the overall small-cap asset class lagged considerably over the 12 months ended June 30, 2019. The Russell 2000 Index (which tracks the broader small-cap category) returned -3.31% in this span, well behind the 10.02% gain for the large-cap Russell 1000 Index. A gap of this magnitude isn’t enough to bring about a reversal in performance trends, of course. However, we do think the gap represents a proverbial “stretched rubber band” that could be ready to snap back if the momentum-driven investment environment reverts to one in which traditional factors, such as company fundamentals and valuations, re-emerge as the primary drivers of individual stock performance. We believe such a shift could work in favor of the Fund, as we believe it would likely be accompanied by renewed interest in higher quality, stable growers relative to the high-flying momentum stocks that have outperformed so far in 2019.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. Foreign investments subject the Fund to political, economic, market, social and other risks within a particular country, as well as to potential currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Risks are enhanced for emerging market issuers. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the Fund more vulnerable to unfavorable developments in the sector. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
6	Columbia Acorn Family of Funds | Semiannual Report 2019

Fund at a glance
Columbia Acorn International® (Unaudited)
Investment objective
Columbia Acorn International® (the Fund) seeks long-term capital appreciation.
Portfolio management
Louis J. Mendes, CFA
Co-Portfolio Manager since 2003
Service with Fund since 2001
Tae Han (Simon) Kim, CFA
Co-Portfolio Manager since 2017
Service with Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life
Class A	Excluding sales charges	10/16/00	18.38	-0.66	2.52	8.71	9.56
	Including sales charges		11.56	-6.37	1.32	8.07	9.32
Advisor Class		11/08/12	18.49	-0.41	2.75	9.00	9.94
Class C	Excluding sales charges	10/16/00	17.93	-1.41	1.76	7.89	8.74
	Including sales charges		16.93	-2.13	1.76	7.89	8.74
Institutional Class		09/23/92	18.53	-0.42	2.79	9.03	9.95
Institutional 2 Class		08/02/11	18.54	-0.37	2.84	9.06	9.95
Institutional 3 Class		11/08/12	18.60	-0.29	2.89	9.10	9.98
Class R		08/02/11	18.23	-0.91	2.21	8.37	9.27
MSCI ACWI ex USA SMID Cap Growth Index (Net)			14.84	-3.67	3.63	8.15	-
MSCI ACWI ex USA SMID Cap Index (Net)			12.61	-3.81	2.80	7.93	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2019 prospectus (as supplemented July 1, 2019), the Fund’s annual operating expense ratio is 0.99% for Institutional Class shares and 1.24% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
Effective May 1, 2019, the MSCI ACWI ex USA SMID Cap Growth Index (Net) became the Fund’s primary benchmark; prior to May 1, 2019, this index was the Fund’s secondary benchmark. Also effective May 1, 2019, the MSCI ACWI ex USA SMID Cap Index (Net) became the Fund’s secondary benchmark; prior to May 1, 2019 this index was the Fund’s primary benchmark. The Investment Manager switched the Fund’s primary and secondary benchmarks because the Investment Manager believes that the Fund’s portfolio more closely aligns with the MSCI ACWI ex USA SMID Cap Growth Index (Net). The Investment Manager believes that the MSCI ACWI ex USA SMID Cap Index (Net) continues to provide a meaningful additional basis for comparing the Fund’s performance because the Fund’s portfolio will generally be closely aligned with the index from an investment style perspective.
The MSCI ACWI ex USA SMID Cap Growth Index (Net) captures mid-and small cap representation across 22 developed markets countries and 26 emerging markets countries.
The MSCI ACWI ex USA SMID Cap Index (Net) captures a mid- and small-cap representation across 22 of 23 developed market countries (excluding the U.S.) and 26 emerging market countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2019	7

Fund at a glance  (continued)
Columbia Acorn International® (Unaudited)
Top ten holdings (%) (at June 30, 2019)
CCL Industries, Inc. (Canada) Manufacturing services and specialty packaging products for the non-durable consumer products market	2.9
SimCorp AS (Denmark) Global provider of highly specialised software for the investment management industry	2.4
Hexagon AB, Class B (Sweden) Design, measurement and visualisation technologies	2.3
Hikari Tsushin, Inc. (Japan) Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	1.8
Rightmove PLC (United Kingdom) Website that lists properties across Britain	1.8
Kindred Group PLC (Malta) Online gambling services	1.8
Korea Zinc Co. Ltd. (South Korea) Non-ferrous metal smelting	1.7
Intermediate Capital Group PLC (United Kingdom) Private equity firm	1.6
Rational AG (Germany) Food preparation appliances/processors and kitchen accessories	1.6
Nemetschek SE (Germany) Standard software for designing, constructing and managing buildings and real estate	1.6
Percentages indicated are based upon total investments excluding Money Market Funds, investments in derivatives and Securties Lending Collateral, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	6.5
Consumer Discretionary	12.9
Consumer Staples	5.3
Energy	1.3
Financials	11.9
Health Care	8.4
Industrials	22.5
Information Technology	17.3
Materials	9.8
Real Estate	4.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2019)
Australia	5.1
Belgium	0.3
Brazil	2.0
Cambodia	1.1
Canada	6.7
China	1.5
Cyprus	0.1
Denmark	2.3
France	0.7
Germany	6.5
Hong Kong	1.2
India	2.2
Ireland	1.2
Italy	3.4
Japan	20.0
Malta	1.7
Mexico	0.8
Netherlands	1.7
New Zealand	0.9
Norway	0.5
Philippines	0.5
Poland	0.6
Russian Federation	1.0
Singapore	1.4
South Africa	1.1
South Korea	4.3
Spain	0.5
Sweden	3.8
Switzerland	3.4
Taiwan	3.3
Thailand	0.6
United Kingdom	13.0
United States(a)	6.6
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

8	Columbia Acorn Family of Funds | Semiannual Report 2019

Manager Discussion of Fund Performance
Columbia Acorn International®
Louis J. Mendes, CFA
Co-Portfolio Manager
Tae Han (Simon) Kim, CFA
Co-Portfolio Manager
Columbia Acorn International® Institutional Class shares returned 18.53% for the six-month period ended June 30, 2019, outperforming the 14.84% return of the Fund’s primary benchmark, the MSCI ACWI ex USA SMID Cap Growth Index (Net). The Fund’s secondary benchmark, the MSCI ACWI ex USA SMID Cap Index (Net), ended the six-month period with a return of 12.61%.
Global equities produced robust gains in the first half of 2019, with positive returns in every calendar month but May. Although the slowdown in global growth and the increasingly negative tone to the U.S.-China trade dispute remained key issues for the markets, these concerns were far outweighed by more favorable news on the interest-rate front. In the span from late 2018 to mid-2019, the U.S. Federal Reserve shifted from indications that it could raise rates several more times to suggesting that it may take the opposite approach. Most global central banks adopted a similarly accommodating stance, contributing to a sizable rally in equities during the semiannual period.
The Fund performed well in this environment, outpacing its benchmarks by a comfortable margin. Consistent with our bottom-up approach, stock selection was the primary driver of the Fund’s results. Our stock picking was particularly effective in the health care, industrials and financials sectors. Conversely, we lost some ground through selection in energy and consumer staples. Sector allocations, though a residual effect of our bottom-up strategy, also contributed positively to Fund performance. An overweight position in information technology and an underweight position in the lagging consumer staples sector had the largest positive impact.
The Danish company SimCorp A/S, a provider of standardized enterprise software used by asset managers, pension fund administrators and insurance companies, was the leading individual contributor to the Fund’s year-to-date absolute returns. SimCorp’s software addresses several key challenges faced by investment managers, helping it to take market share from both in-house systems and a range of competitor platforms. The stock rose during the period after the company announced a number of new customer wins.
The Canada-based packaging company CCL Industries, Inc. was the top contributor to second-quarter performance. CCL had struggled throughout 2018 due to raw material prices impacting its sizeable new acquisition, Innovia, a producer of functional polypropylene-based films used in food packaging and labels. CCL management has systematically introduced price escalators designed to better inoculate the business from input price inflation, as it has in other parts of the business. Our decade-long experience with CCL management gave us confidence that the pricing problem would be fixed. Improving results appear to confirm this, and the share price has subsequently rallied in the first half of 2019. We believe our intensive research helps provide the conviction to patiently maintain Fund investments such as this one in good companies encountering short-term disruptions.
GW Pharmaceuticals PLC, a U.K. developer of cannabinoid-based drugs for neurological conditions, also made a strong contribution to results. The stock rose due to expectations for a broad potential market for cannabis-based treatments, as well as a promising commercial update showing surging demand for the company’s recently approved epilepsy drug, Epidiolex.
Conversely, Zee Entertainment Enterprises, Ltd. — a broadcaster and content creator based in India — declined in value after a planned sale of a portion of the company was delayed. In our view, however, this is likely just a short-term disruption for a company with double-digit growth, improving fundamentals, and a management team with a strong track record of execution.
Shares of Seria Co. Ltd., a Japanese operator of dollar stores, also underperformed after a competitor adopted an aggressive expansion strategy. While we believe the dollar store industry remains very attractive in a world of slowing growth and e-commerce threats, we are closely monitoring the aforementioned competitor for any strategic changes.

Columbia Acorn Family of Funds | Semiannual Report 2019	9

Manager Discussion of Fund Performance  (continued)
Columbia Acorn International®
Stocks produced unusually robust returns in the first six months of 2019, which may make the market more vulnerable to negative surprises in the second half of the year. Still, depressed bond yields are highly supportive for equity valuations, allowing investors to use a lower discount rate when analyzing the present value of future cash flows. Further, low fixed-income yields mean that stocks offer a more competitive earnings yield, which in turn supports higher valuations.* We believe that growth stocks become a particularly compelling investment proposition in a slowing economy, since we believe that investors need to identify companies with attractive organic growth rather than relying on GDP expansion to drive profits.
In combination, we believe the overall backdrop is favorable for the Fund’s investment style. We continue to invest the Fund in high-quality businesses with strong market positions, high returns on capital and skilled management teams that can generate strong returns despite issues such as shifting trade policy or uncertainty surrounding Brexit. With discount rates now at lower levels, companies that can demonstrate sustainable profitability should benefit from healthy investor demand. We believe our steady, bottom-up and value-oriented approach to growth investing is well suited to these circumstances.
*Earnings yield is earnings per share divided by stocks price, or the inverse of the price-to-earnings ratio. If investors are willing to accept lower earnings yields, as they might when bond yields are also low, we believe they will also be willing to invest in stocks with higher price-to-earnings ratios.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different, potentially less stringent, financial and accounting standards than those generally applicable to U.S. issuers. Risks are enhanced for emerging market issuers. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the Fund more vulnerable to unfavorable developments in the sector. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
10	Columbia Acorn Family of Funds | Semiannual Report 2019

Fund at a glance
Columbia Acorn USA® (Unaudited)
Investment objective
Columbia Acorn USA® (the Fund) seeks long-term capital appreciation.
Portfolio management
Matthew A. Litfin, CFA
Lead Portfolio Manager since 2016
Service with Fund since 2015
Richard Watson, CFA
Co-Portfolio Manager since 2017
Service with Fund since 2006
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life
Class A	Excluding sales charges	10/16/00	19.53	1.49	9.26	14.33	10.39
	Including sales charges		12.63	-4.35	7.97	13.65	10.10
Advisor Class		11/08/12	19.74	1.75	9.53	14.64	10.74
Class C	Excluding sales charges	10/16/00	18.98	0.63	8.46	13.49	9.58
	Including sales charges		17.98	-0.04	8.46	13.49	9.58
Institutional Class		09/04/96	19.75	1.74	9.53	14.63	10.74
Institutional 2 Class		11/08/12	19.82	1.83	9.64	14.70	10.77
Institutional 3 Class		11/08/12	19.83	1.86	9.68	14.74	10.78
Russell 2000 Growth Index			20.36	-0.49	8.63	14.41	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2019 prospectus (as supplemented July 1, 2019), the Fund’s annual operating expense ratio is 1.17% for Institutional Class shares and 1.42% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Growth Index, an unmanaged index, measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2019	11

Fund at a glance  (continued)
Columbia Acorn USA® (Unaudited)
Top ten holdings (%) (at June 30, 2019)
Cedar Fair LP Owns and operates amusement parks	2.1
Manhattan Associates, Inc. Information technology solutions for distribution centers	2.0
Chemed Corp. Hospice and palliative care services	2.0
Dorman Products, Inc. Automotive products and home hardware	1.9
Extended Stay America, Inc. Hotels and motels	1.6
ITT, Inc. Engineered components & customized technology solutions	1.6
National Research Corp., Class A Survey-based healthcare performance, analysis and tracking	1.5
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	1.5
HealthEquity, Inc. Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	1.4
BWX Technologies, Inc. Nuclear components and fuel	1.4
Percentages indicated are based upon total investments excluding Money Market Funds, investments in derivatives and Securties Lending Collateral, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	93.4
Limited Partnerships	2.0
Money Market Funds	4.4
Securities Lending Collateral	0.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	0.5
Consumer Discretionary	20.7
Consumer Staples	5.4
Energy	1.3
Financials	11.8
Health Care	24.8
Industrials	12.4
Information Technology	17.3
Materials	2.8
Real Estate	3.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

12	Columbia Acorn Family of Funds | Semiannual Report 2019

Manager Discussion of Fund Performance
Columbia Acorn USA®
Matthew A. Litfin, CFA
Lead Portfolio Manager
Richard Watson, CFA
Co-Portfolio Manager
Columbia Acorn USA® Institutional Class shares returned 19.75% for the six-month period ended June 30, 2019, underperforming the 20.36% return of the Fund’s primary benchmark, the Russell 2000 Growth Index.
The robust gain for equities in the first half of the year was in part a reflection of the improving outlook for U.S. Federal Reserve (Fed) policy. The combination of slowing growth, low inflation and dovish commentary from Fed officials fueled growing optimism that multiple interest rate cuts could be on the way by mid-2020. This represented a stark contrast to late last year, when the consensus expectation was that the Fed would raise rates several times in 2019. The 180-degree turn in Fed policy propelled U.S. equities higher and helped overcome a wide range of potential challenges for the market, including the U.S.-China trade impasse, gradually weakening economic conditions and worries that corporate profits in the second half of 2019 may not live up to expectations. The broader equities markets gained ground in each month of the semiannual period with the exception of May. Small-company growth stocks performed particularly well in the rally, with returns that exceeded those of large- and small-cap core and value stocks.
The Fund’s underperformance occurred at a time in which we wouldn’t necessarily expect it to exceed the return of the broader market reflected in its benchmark. High-momentum stocks and unprofitable companies typically produced the best returns during the period, in contrast to the Fund’s higher quality tilt and slight value bent. The Fund generated the strongest results in the information technology and financials sectors, and, to a lesser extent, in the health care and real estate sectors. While the Fund’s holdings in the consumer discretionary, consumer staples and materials sectors lagged somewhat relative to the benchmark, we believe that the Fund’s healthy absolute performance in a challenging period reflects our bottom-up investment process and emphasis on fundamental research and disciplined valuation techniques.
Three software companies drove the Fund’s strong showing in the technology sector during the period. CyberArk, Inc., a provider of software-based cybersecurity solutions designed to safeguard and monitor privileged IT accounts, was the leading contributor. The stock rallied after significantly beating revenue expectations and posting robust earnings growth, a positive outcome that reflected the combination of hearty end-market demand and a favorable competitive landscape. Alteryx, Inc., which operates a self-service data analytics software platform for enterprises, also made a meaningful contribution. The stock benefited from impressive financial results, new customer additions, and news that an industry competitor was bought out. Manhattan Associates, Inc., which makes software that enables brick-and-mortar retailers to better compete with their online counterparts, was another top contributor. Although the company has comparable growth to many of the high-flying software-as-a-service stocks, it trades at a more realistic valuation. The shares lagged in 2018 due to depressed investor sentiment surrounding the retail industry, but we remained optimistic about the company’s growth prospects. This thesis played out in the first half of 2019, as Manhattan Associates beat profit estimates and raised its future guidance.
A number of health care stocks also added value to the Fund during the period, led by Tandem Diabetes Care, Inc., GW Pharmaceuticals PLC and Loxo Oncology, Inc., which was bought out at a premium. Conversely, the Fund lost some performance through a position in Kiniksa Pharmaceuticals, Ltd., which completed a poorly timed equity offering in January and did not benefit from any catalysts in its new product pipeline in the first half of 2019.
Despite the Fund’s generally strong showing in the technology sector, technology companies also detracted from the Fund’s returns during the period. The software company Zuora was among the largest detractors. The market had high expectations for Zuora’s growth potential, but the company missed on its first-quarter earnings. In addition, Zuora’s management took down its guidance for 2020 without providing an explanation of how it would resolve its issues. Believing our original investment thesis had been violated, we sold the Fund’s position. Care.com, a leader in the online sitter-for-hire

Columbia Acorn Family of Funds | Semiannual Report 2019	13

Manager Discussion of Fund Performance  (continued)
Columbia Acorn USA®
business, also weighed on results. The company faced a litany of issues, including execution problems, safety concerns, a failure to meet earnings expectations, and the resignation of its chief financial officer.
Stocks performed very well in the first half of the year, and we think the market continues to offer a wide range of attractive companies for bottom-up investors like the Fund. We believe there are still good opportunities to invest in well positioned small-cap companies with strong secular tailwinds driving their businesses and fueling growth. With that said, we believe that valuations appear to be reaching elevated levels, indicating that the market may be somewhat overheated. We believe this may lead to increased volatility and the possibility of weaker performance for equities in the short term. Still, we think this environment may work to the Fund’s advantage by dampening investors’ preference for momentum stocks and sparking renewed interest in the types of higher quality, fundamentally sound and reasonably valued companies in which the Fund seeks to invest.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Investments in small- and mid-cap companies involve risks and volatility greater than investments in larger, more established companies. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the fund more vulnerable to unfavorable developments in the sector. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
14	Columbia Acorn Family of Funds | Semiannual Report 2019

Fund at a glance
Columbia Acorn International SelectSM (Unaudited)
Investment objective
Columbia Acorn International SelectSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Stephen Kusmierczak, CFA
Portfolio Manager or Co-Portfolio Manager since 2016
Service with Fund since 2001
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life
Class A	Excluding sales charges	10/16/00	23.22	5.96	4.28	9.45	8.49
	Including sales charges		16.13	-0.12	3.05	8.81	8.18
Advisor Class		11/08/12	23.41	6.26	4.55	9.77	8.82
Class C	Excluding sales charges	10/16/00	22.76	5.21	3.49	8.60	7.67
	Including sales charges		21.76	4.25	3.49	8.60	7.67
Institutional Class		11/23/98	23.38	6.24	4.56	9.78	8.83
Institutional 2 Class		11/08/12	23.43	6.32	4.63	9.82	8.85
Institutional 3 Class		11/08/12	23.49	6.40	4.68	9.86	8.87
MSCI ACWI ex USA Growth Index (Net)			17.20	2.64	4.00	7.61	-
MSCI ACWI ex USA Index (Net)			13.60	1.29	2.16	6.54	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2019 prospectus (as supplemented July 1, 2019), the Fund’s annual operating expense ratio is 1.06% for Institutional Class shares and 1.31% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
Effective May 1, 2019, the MSCI ACWI ex USA Growth Index (Net) became the Fund’s primary benchmark; prior to May 1, 2019, this index was the Fund’s secondary benchmark. Also effective May 1, 2019, the MSCI ACWI ex USA Index (Net) became the Fund’s secondary benchmark; prior to May 1, 2019 this index was the Fund’s primary benchmark. The Investment Manager switched the Fund’s primary and secondary benchmarks because the Investment Manager believes that the Fund’s portfolio more closely aligns with the MSCI ACWI ex USA Growth Index (Net). The Investment Manager believes that the MSCI ACWI ex USA Index (Net) continues to provide a meaningful additional basis for comparing the Fund’s performance because the Fund’s portfolio will generally be closely aligned with the index from an investment style perspective.
The MSCI ACWI ex USA Growth Index (Net) captures large-and mid-cap representation across 22 developed markets countries and 26 emerging markets countries.
The MSCI ACWI ex USA Index (Net) captures a large- and mid-cap representation across 22 of 23 developed market countries (excluding the U.S.) and 26 emerging market countries. The index covers approximately 85% of the global equity opportunity set outside the United States.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2019	15

Fund at a glance  (continued)
Columbia Acorn International SelectSM (Unaudited)
Top ten holdings (%) (at June 30, 2019)
Koninklijke Philips NV (Netherlands) Health technology focused on improving people’s health	5.1
Hexagon AB, Class B (Sweden) Design, measurement and visualisation technologies	5.0
New Oriental Education & Technology Group, Inc., ADR (China) Educational services	4.1
Nemetschek SE (Germany) Standard software for designing, constructing and managing buildings and real estate	4.1
CCL Industries, Inc. (Canada) Manufacturing services and specialty packaging products for the non-durable consumer products market	3.9
Recruit Holdings Co., Ltd. (Japan) Information providing services in human resource, housing, bridal, travel, restaurants, beauty, automobiles, and education and more	3.3
Halma PLC (United Kingdom) Products that detect hazards and protect assets and people in public and commercial buildings	3.3
MTU Aero Engines AG (Germany) Develops and manufactures engines and offers commercial engine services and support	3.0
Korea Zinc Co. Ltd. (South Korea) Non-ferrous metal smelting	3.0
Hikari Tsushin, Inc. (Japan) Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	2.9
Percentages indicated are based upon total investments excluding Money Market Funds, investments in derivatives and Securties Lending Collateral, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	8.1
Consumer Discretionary	15.7
Consumer Staples	1.9
Financials	11.6
Health Care	9.6
Industrials	23.0
Information Technology	16.7
Materials	8.8
Real Estate	4.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2019)
Australia	1.9
Brazil	2.1
Canada	5.9
China	6.1
France	2.5
Germany	9.0
India	4.0
Italy	3.8
Japan	19.0
Mexico	1.9
Netherlands	4.9
Singapore	2.2
South Africa	1.8
South Korea	5.2
Sweden	6.8
Switzerland	4.9
Taiwan	1.9
United Kingdom	12.4
United States(a)	3.7
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

16	Columbia Acorn Family of Funds | Semiannual Report 2019

Manager Discussion of Fund Performance
Columbia Acorn International SelectSM
Stephen Kusmierczak, CFA
Portfolio Manager
Columbia Acorn International SelectSM Institutional Class shares returned 23.38% for the six-month period ended June 30, 2019, outperforming the 17.20% return of the Fund’s primary benchmark, the MSCI ACWI ex USA Growth Index (Net). The Fund’s secondary benchmark, the MSCI ACWI ex USA Index (Net), ended the six-month period with a return of 13.60%.
A wide range of developments contributed to the strong returns for global equity markets in the first half of the year. One key factor was favorable timing: stocks performed poorly in the fourth quarter of 2018 and reached a low in late December, creating an advantageous starting point for performance. In addition, investors responded very favorably to the move by the U.S. Federal Reserve (Fed) from a bias toward higher interest rates in 2018 to a more accommodative stance this year. We believe that the rapid reversal in Fed policy, together with a similar shift by a number of central banks overseas, provided support for the markets and helped investors overcome concerns about slowing economic growth, U.S.-China trade tensions and the ongoing uncertainty surrounding Brexit.
The Fund performed favorably in this environment, with a return well in excess of the benchmarks. Several aspects of the Fund’s positioning played a role in its strong results. First, its bias toward growth stocks was a key tailwind at a time in which the growth style outperformed value by a wide margin. Sector allocations, while a residual effect of our bottom-up strategy, were also a positive. The Fund was overweight in the technology and industrials sectors, both of which comfortably outpaced the benchmark, and the Fund had a sizable underweight position in the underperforming consumer staples sector. The Fund further benefited from having no holdings in the lagging utilities and energy sectors. Geographic positioning was another minor positive contributor, primarily as a result of an overweight position in Europe and an underweight position in Asia ex-Japan.
These factors, while positive, played smaller roles compared to the contribution from stock selection. We use a bottom-up strategy that relies on intensive fundamental research and disciplined valuation techniques. This approach worked well in the six-month period, as the Fund’s holdings outpaced the corresponding benchmark components in all sectors except communications services and real estate. The Fund posted the best relative performance in the consumer discretionary, health care, information technology and industrials sectors, with smaller, but nonetheless meaningful, advantages in consumer staples and materials.
One of the most notable contributors to the Fund’s absolute performance was New Oriental Education & Technology Group, Inc. The company is China’s largest after-school provider of tutoring services, with English and foreign language training, K-12 tutoring and both overseas and domestic test preparation. The company demonstrated the ability to comply successfully with new government regulations intended to ensure more equality in education. Additionally, management offered positive forward guidance. Believing New Oriental Education is well positioned to benefit from long-term education trends in China, we maintained the Fund’s investment.
The German technology company Nemetschek SE was another key contributor. Nemetschek, a provider of software that helps architecture, engineering and construction firms operate more efficiently, outperformed on the strength of positive quarterly results highlighted by double-digit revenue and profit growth. The company has successfully evolved to address a broader range of its end market, and has expanded beyond Europe to encompass a more diversified global customer base. Halma PLC, based in the United Kingdom, was also a top performer in the information technology sector. Halma focuses on fast-growing businesses such as infrastructure safety, environmental analysis and medical devices. The company has effectively capitalized on the opportunities in these areas, leading to robust secular growth, high returns on invested capital and solid cash flow generation.

Columbia Acorn Family of Funds | Semiannual Report 2019	17

Manager Discussion of Fund Performance  (continued)
Columbia Acorn International SelectSM
Sartorius AG, a provider of laboratory and process technology for the biotechnology, pharmaceutical and food industries, was a top performer in the health care sector. The company is the third-largest player in a growing, oligopolistic market with few competitors and significant barriers to entry. The company’s better-than-expected first quarter results, rising profit margins, and expanding share of the U.S. market illustrated its impressive operational momentum and provided a lift to its shares.
Conversely, Zee Entertainment Enterprises, Ltd., a broadcaster and content creator based in India, was one of the Fund’s few meaningful detractors during the first half of 2019. The stock declined in value after a planned sale of a portion of the company was delayed, but we believe this is likely just a short-term disruption. Zee has double-digit growth, improving fundamentals and a management team with a track record of effective execution. Wirecard AG, a global leader in outsourcing solutions for electronic payment transactions, also detracted from the Fund’s performance during the period. The company’s end market continued to expand in conjunction with the growth of e-commerce, but its shares were pressured after the relatively opaque nature of its business dealings and relationships came under scrutiny by the German financial regulators. We reduced the Fund’s position in the stock in the early part of the year.
While the global markets produced unusually robust returns in the past six months, we believe that the extent of the rally may indicate that stocks could be increasingly vulnerable to negative surprises in the second half of the year. Still, we think that equities continue to offer a compelling alternative to bonds in an environment of ultra-low government bond yields. We believe growth stocks, in particular, may represent a compelling proposition in a slowing economy since investors need to identify companies with attractive organic growth rather than relying on GDP expansion to drive profits. For our part, we continue to invest the Fund in high-quality businesses that we believe have durable market positions, high returns on capital, and skilled management teams which might generate positive returns despite issues such as shifting trade policy or uncertainty surrounding Brexit. We believe this steady, bottom-up and value-oriented approach to growth investing makes the Fund well suited to both current market conditions and longer term outperformance.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Foreign investments subject the Fund to political, economic, market, social and other risks within a particular country, as well as to potential currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Risks are enhanced for emerging market issuers. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the Fund more vulnerable to unfavorable developments in the sector. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
18	Columbia Acorn Family of Funds | Semiannual Report 2019

Fund at a glance
Columbia Acorn SelectSM (Unaudited)
Investment objective
Columbia Acorn SelectSM (the Fund) seeks long-term capital appreciation.
Portfolio management
David L. Frank, CFA
Co-Portfolio Manager or Portfolio Manager since 2015
Service with Fund since 2002
John L. Emerson, CFA
Co-Portfolio Manager since May 2019
Service with Fund since 2003
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life
Class A	Excluding sales charges	10/16/00	16.30	-4.38	7.48	11.95	9.54
	Including sales charges		9.62	-9.90	6.21	11.29	9.22
Advisor Class		11/08/12	16.48	-4.08	7.74	12.24	9.86
Class C	Excluding sales charges	10/16/00	15.80	-5.13	6.67	11.10	8.71
	Including sales charges		14.80	-5.86	6.67	11.10	8.71
Institutional Class		11/23/98	16.50	-4.06	7.78	12.27	9.87
Institutional 2 Class		11/08/12	16.54	-4.05	7.82	12.30	9.89
Institutional 3 Class		11/08/12	16.50	-3.95	7.88	12.34	9.91
Russell 2500 Growth Index			23.92	6.13	9.98	15.67	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2019 prospectus (as supplemented July 1, 2019), the Fund’s annual operating expense ratio is 0.92% for Institutional Class shares and 1.17% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Columbia Acorn Family of Funds | Semiannual Report 2019	19

Fund at a glance  (continued)
Columbia Acorn SelectSM (Unaudited)
Top ten holdings (%) (at June 30, 2019)
Masimo Corp. Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	4.4
Bright Horizons Family Solutions, Inc. Child care and early education services	4.4
Black Knight, Inc. Integrated technology, work flow automation, data and analytic solutions	4.4
Encompass Health Corp. Inpatient rehabilitative healthcare services	4.3
Gartner, Inc. Research and analysis on computer hardware, software, communications, and information technology	4.0
Toro Co. (The) Turf equipment	3.9
SVB Financial Group Holding company for Silicon Valley Bank	3.8
GoDaddy, Inc., Class A Cloud-based web platform for small businesses, web design professionals and individuals	3.7
Dorman Products, Inc. Automotive products and home hardware	3.5
BWX Technologies, Inc. Nuclear components and fuel	3.3
Percentages indicated are based upon total investments excluding Money Market Funds, investments in derivatives and Securties Lending Collateral, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at June 30, 2019)
Common Stocks	98.6
Money Market Funds	1.4
Securities Lending Collateral	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	4.8
Consumer Discretionary	16.3
Financials	9.3
Health Care	24.7
Industrials	16.2
Information Technology	26.1
Real Estate	2.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

20	Columbia Acorn Family of Funds | Semiannual Report 2019

Manager Discussion of Fund Performance
Columbia Acorn SelectSM
David L. Frank, CFA
Co-Portfolio Manager
John L. Emerson, CFA
Co-Portfolio Manager
Columbia Acorn SelectSM Institutional Class shares returned 16.50% for the six-month period ended June 30, 2019, underperforming the 23.92% return of the Fund’s primary benchmark, the Russell 2500 Growth Index.
U.S. equities performed very well in the first six months of the year, with small-cap growth stocks producing strong returns in relation to both the large- and small-cap core and value indices. Although worries about slowing economic growth and the unfavorable direction of U.S.-China trade negotiations weighed on performance at times, these factors were more than offset by an important change in U.S. Federal Reserve (Fed) policy. The Fed’s communications made clear that its next move was to cut rates, a stance that stood in sharp contrast to investors’ expectation, in late 2018, that the Fed would continue to raise interest rates. The Fed’s significant shift over a fairly short period of time stoked investor risk appetites and led to an exceptional rally in equities.
One outcome of investors’ embrace of risk was that higher momentum stocks and lower quality, unprofitable companies typically produced the best returns during the semiannual period. Our approach, and the Fund’s meaningful relative underperformance, were out of step in this environment due to our emphasis on higher quality, reasonably priced growth stocks. We view the relative underperformance of higher quality stocks as largely the result of unusual short-term trends in the market. We believe our focus on fundamental research and disciplined valuation techniques is consistent with our goal of the Fund generating a steady, longer term return advantage.
Stock selection detracted from results in the first half of the year, with the weakest relative performance occurring in the information technology, health care, materials and consumer staples sectors. Conversely, the Fund’s holdings in the industrials and consumer discretionary sectors outperformed during the period. Sector allocations, while a residual effect of our bottom-up investment process, also detracted somewhat. An underweight position in the outperforming information technology sector hurt results, as did an overweight position in the consumer discretionary sector.
MKS Instruments, Inc., a diversified supplier of components and sub-systems for semiconductor capital equipment, photonics, optics and materials processing, was the Fund’s leading detractor in the information technology sector during the semiannual period. After a strong start to the year, shares of MKS pulled back in May due to a weaker-than-expected earnings report and concerns related to the U.S.-China trade dispute. Cognex Corporation is the industry standard supplier of machine vision software and sensor technology to deliver cheaper and more efficient manufacturing across a range of industries. The stock came under pressure due to global consumer electronics and auto companies delaying capital spending as a result of the uncertain political environment.
Tactile Systems Technology, Inc, provides pneumatic compression devices to treat lymphedema, a debilitating and chronic condition that lacks medical awareness and proper treatment. Despite strong operating results, the stock lagged during the period due to the overhang of the outcome of a lawsuit from a smaller competitor. The company filed a motion to dismiss and we believe the decline was an overreaction.
Orion Engineered Carbons SA, a manufacturer of a material used to provide pigmentation, UV protection and reinforcement in a variety of rubber products, was the largest detractor both in the materials sector and the Fund as a whole. The stock declined as weaker economic conditions in China led to slower automobile production and weighed on demand for its product. Additionally, Orion indicated that its near-term capital expenditures would be elevated as it spends to upgrade its U.S. plants to meet updated environmental standards. We exited the Fund’s position in Orion before the close of the reporting period.
On the positive side, the Fund’s outperformance in the industrials sector stemmed in part from a rally in the shares of Gardner Denver Holdings, Inc. The company provides flow-control and compression equipment to diversified industrial, energy and medical end markets. Its management has executed a multi-year plan that has transformed the company into a data-driven organization focused on

Columbia Acorn Family of Funds | Semiannual Report 2019	21

Manager Discussion of Fund Performance  (continued)
Columbia Acorn SelectSM
shareholder returns. Gardner Denver reiterated its 2019 guidance and long-term revenue growth projections, boosting its shares. We sold the Fund’s position during the first half of 2019, as we saw limited upside following the company’s announcement of a merger with Ingersoll Rand’s industrial business. Air Lease Corp., a provider of commercial fleet aircraft leasing, purchasing and financing needs, also contributed to the Fund’s strong showing in industrials. Air Lease Corp. buys jets directly from manufacturers and then leases them to airlines around the world. The company posted positive results despite aircraft delivery delays related to the grounding of the Boeing 737-MAX. We maintained the position in the Fund on the belief that the market is underestimating Air Lease’s growth potential. Global passenger volumes are growing twice as fast as world GDP, with even higher levels in many emerging markets, leading to robust demand for aircraft.
Bright Horizons Family Solutions, Inc., a provider of child care and early childhood education services for employers and families, was a key positive performance contributor in the consumer discretionary sector. We established the position in the Fund on the belief that the durability and stability of the company’s business model is underappreciated and that its potential runway for growth through the additions of new child-care centers and higher-margin offerings. The company announced better-than-expected earnings and raised its guidance, providing a lift to its stock price.
Our team, while cognizant of the broader investment environment, continues to focus on doing what we do best: picking individual stocks. Our investment process takes a bottom-up approach that relies on intensive fundamental research and disciplined valuation techniques. We believe high-quality companies that can benefit from disruptive technologies and structural trends should generate robust relative performance over the long term, and we continue to position the Fund accordingly.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. Foreign investments subject the Fund to risks, including political, economic, market, social and other risks, within a particular country, as well as to potential currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Risks are enhanced for emerging market issuers. The Fund may invest significantly in issuers within a particular sector, which may be negatively affected by market, economic or other conditions, making the Fund more vulnerable to unfavorable developments in the sector. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
22	Columbia Acorn Family of Funds | Semiannual Report 2019

Fund at a glance
Columbia Thermostat FundSM (Unaudited)
Investment objective
Columbia Thermostat FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Anwiti Bahuguna, Ph.D.
Co-Portfolio Manager since 2018
Service with Fund since 2018
Joshua Kutin, CFA
Co-Portfolio Manager since 2018
Service with Fund since 2018
Average annual total returns (%) (for the period ended June 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years	Life
Class A	Excluding sales charges	03/03/03	9.52	8.83	4.04	8.96	6.76
	Including sales charges		3.26	2.60	2.82	8.32	6.38
Advisor Class		11/08/12	9.68	9.19	4.31	9.23	7.03
Class C	Excluding sales charges	03/03/03	9.09	8.10	3.27	8.15	5.97
	Including sales charges		8.09	7.10	3.27	8.15	5.97
Institutional Class		09/25/02	9.59	9.09	4.29	9.23	7.03
Institutional 2 Class		11/08/12	9.67	9.22	4.33	9.25	7.04
Institutional 3 Class		11/08/12	9.68	9.29	4.37	9.28	7.06
Blended Benchmark			12.39	9.63	6.98	9.42	-
S&P 500® Index			18.54	10.42	10.71	14.70	-
Bloomberg Barclays U.S. Aggregate Bond Index			6.11	7.87	2.95	3.90	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2019 prospectus (as supplemented July 1, 2019), the Fund’s annual operating expense ratio is 0.65% for Institutional Class shares and 0.90% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Fund’s performance prior to May 1, 2018 reflects returns achieved following a principal investment strategy pursuant to which day-to-day investment decisions for the Fund were made according to only one potential form of predetermined asset allocation table. Effective May 1, 2018, the Fund follows a principal investment strategy that calls for the Investment Manager, on at least an annual basis, to determine whether the Fund’s assets should be allocated according to one of two different forms of allocation table based on the Investment Manager’s assessment of the equity market. The form of the Fund’s allocation table in its current prospectus was in place throughout 2018 and has been in place since the Fund’s inception in 2002. The Fund’s performance prior to May 2018 reflects the current form of allocation table.
*	The Blended Benchmark, established by the Fund’s investment manager, is an equally weighted custom composite of Columbia Thermostat Fund’s primary equity and primary debt benchmarks, the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index, respectively. The percentage of the Fund’s assets allocated to underlying stock and bond portfolio funds will vary, and accordingly the composition of the Fund’s portfolio will not always reflect the composition of the Blended Benchmark.
The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks.
The Bloomberg Barclays U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment-grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity.
Columbia Acorn Family of Funds | Semiannual Report 2019	23

Fund at a glance  (continued)
Columbia Thermostat FundSM (Unaudited)
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
Portfolio breakdown (%) (at June 30, 2019)
Equity Funds	45.6
Exchange-Traded Funds	5.4
Fixed-Income Funds	48.3
Money Market Funds	0.7
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
24	Columbia Acorn Family of Funds | Semiannual Report 2019

Manager Discussion of Fund Performance
Columbia Thermostat FundSM
Anwiti Bahuguna, Ph.D.
Co-Portfolio Manager
Joshua Kutin, CFA
Co-Portfolio Manager
Columbia Thermostat FundSM Institutional Class shares gained 9.59% for the six-month period ended June 30, 2019. During the same time period, the Fund’s primary equity benchmark, the S&P 500® Index, returned 18.54%, and the Fund’s primary debt benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned 6.11%. The Fund underperformed its custom Blended Benchmark, which returned 12.39% during the first six months of 2019.
The Fund’s performance in the first six months of 2019 was driven by an increase in allocation to equities and a decrease in exposure to relatively conservative short-term bond portfolios during a period in which equities rallied and more conservative assets such as high-quality fixed income had lower, albeit positive, returns.
The start of 2019 proved to be a stark contrast from the final quarter of 2018. Where 2018 ended with several months of meaningful losses for risk assets (e.g. the global equity sell-off), the first quarter of 2019 spelled quick relief for investors, as the recovery in risk assets was both swift and sizable. The rebound in prices for risk assets — global equities in particular — continued during the second quarter of 2019. For example, the S&P 500® Index was up 18.54% year to date through June 30. The Russell 3000 Index, a benchmark for broad-based domestic equities, also generated robust returns, rising 18.71% during the first half of 2019, as did the MSCI EAFE Index (Net), a broad-based benchmark tracking the foreign developed equity markets, generating a total return of 14.03%. However, equity market returns over the course of the period were sufficiently choppy and generated questions around the underpinnings of a strong economic rebound. We have also recognized that the gap between growth and value stocks has grown more extreme, which gives rise to questions about the underlying strength of the market advance.
In fixed-income markets, core bonds, as measured by the performance of the Bloomberg Barclays U.S. Aggregate Bond Index, were up 6.11% during the six months. Domestic bond markets benefited from a more dovish stance by the U.S. Federal Reserve Board, as investors saw the yield on the 10-year U.S. Treasury bond fall from approximately 2.66% at the start of 2019 to the 2.00% yield level at period end, a 33-month low. The collapse in long-term inflation expectations has been significant and underpins the bond market rally. In both the U.S. and eurozone, long-term inflation expectations are at levels last seen during the global deflation scare of 2015/2016.
The Fund’s equity portfolio had a weighted average return of 18.15% in the first six months of 2019. All seven underlying equity funds posted double-digit returns for the period. Columbia Acorn® Fund was the equity portfolio’s top performer, returning 21.24%. Columbia Large Cap Enhanced Core Fund was the equity portfolio’s worst performer, with a return of 14.99% for the six months.
The Fund’s bond portfolio ended the year with a weighted average gain of 5.79%. Of the six underlying funds in the bond portfolio, Columbia Corporate Income Fund was the strongest performer, returning 10.67% for the six months. Columbia Short Term Bond Fund was the worst performer in the bond portfolio, returning 3.69% for the six months.
There were seven reallocation triggers in the first six months of 2019 following the Fund’s prospectus allocation table.
•	The Fund began 2019 with an allocation of 15% to stocks and 85% to bonds, using the S&P 500® Index levels reflected in the prospectus stock/bond allocation table in place at the time.
•	On January 3, the S&P 500® Index fell below the 2,470 threshold, triggering a reallocation to 35% stocks and 65% bonds on January 4.
•	On February 1, the S&P 500® Index rose above the 2,672 threshold, triggering a reallocation to 20% stocks and 80% bonds on February 4.
•	On February 19, the S&P 500® Index rose above the 2,779 threshold, triggering a reallocation to 15% stocks and 85% bonds on February 20.

Columbia Acorn Family of Funds | Semiannual Report 2019	25

Manager Discussion of Fund Performance  (continued)
Columbia Thermostat FundSM
•	On April 5, the S&P 500® Index rose above the 2,890 threshold, triggering a reallocation to 10% stocks and 90% bonds on April 8.
•	On May 1, the Fund increased the S&P 500®Index levels in its stock/bond allocation table in connection with the annual prospectus review and update.
•	On May 8, the S&P 500® Index fell below the 2,981 threshold, triggering a reallocation to 35% stocks and 65% bonds on May 9.
•	On May 13, the S&P 500® Index fell below the 2,866 threshold, triggering a reallocation to 40% stocks and 60% bonds on May 14.
•	On May 31, the S&P 500® Index fell below the 2,756 threshold, triggering a reallocation to 45% stocks and 55% bonds on June 3.
Results of the Fund’s Portfolio Funds as of June 30, 2019
Stock Funds	Weightings in allocation	2nd quarter performance	Year-to-date performance
Columbia Acorn Fund®, Institutional 3 Class	10%	3.95%	21.24%
Columbia Acorn International®, Institutional 3 Class	10%	5.38%	18.60%
Columbia Acorn SelectSM, Institutional 3 Class	10%	2.86%	16.50%
Columbia Contrarian Core Fund, Institutional 3 Class	10%	4.68%	19.57%
Columbia Dividend Income Fund, Institutional 3 Class	10%	4.12%	16.64%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10%	1.98%	14.99%
Columbia Large Cap Index Fund, Institutional 3 Class	40%	4.24%	18.43%
Weighted Average Income Gain/Loss	100%	4.00%	18.15%

Bond Funds	Weightings in allocation	2nd quarter performance	Year-to-date performance
Columbia Corporate Income Fund, Institutional 3 Class	10%	4.70%	10.67%
Columbia Diversified Fixed Income Allocation ETF	10%	3.68%	9.47%
Columbia Inflation Protected Securities Fund, Institutional 3 Class	10%	2.67%	6.43%
Columbia Quality Income Fund, Institutional 3 Class	20%	2.34%	4.88%
Columbia Short Term Bond Fund, Institutional 3 Class	15%	1.76%	3.69%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	35%	2.98%	5.04%
Weighted Average Income Gain/Loss	100%	2.86%	5.79%
A “fund of fund” bears its allocable share of the costs and expenses of the underlying funds in which it invests. Such funds are thus subject to two levels of fees and potentially higher expense ratios than would be associated with a fund that invests and trades directly in financial instruments under the direction of a single manager.
The Fund’s investments in the underlying funds may present certain risks, including the following. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The Fund’s investment in other funds subjects it to the investment performance (positive or negative), risks and expenses of these underlying funds. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than in investments in larger, more established companies. There are risks associated with fixed-income investments, including credit risk, market risk, interest rate risk and prepayment and extension risk. In general, bond prices fall when interest rates rise and vice versa. This effect is more pronounced for longer term securities. Non-investment-grade (high-yield or junk) securities present greater price volatility and more risk to principal and income than higher rated securities. Foreign investments subject the Fund to political, economic, market, social and other risks within a particular country, as well as to potential currency instabilities and less stringent financial and accounting standards generally applicable to U.S. issuers. Risks are enhanced for emerging market issuers. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
26	Columbia Acorn Family of Funds | Semiannual Report 2019

Manager Discussion of Fund Performance  (continued)
Columbia Thermostat FundSM
The value of an investment in the Fund is based primarily on the performance of the underlying funds in which it invests. The Fund is subject to the risk that the investment manager’s decisions regarding asset classes and underlying funds will not anticipate market trends successfully, resulting in a failure to reserve capital or lower total return. The Investment Manager may select an underlying fund in the Columbia Acorn Family of Funds or broader Columbia Funds complex over alternative investments. There can be no assurance that the Columbia Acorn Funds will outperform similar funds managed by the Investment Manager’s affiliates. This is not an offer of the shares of any other mutual fund mentioned herein.
Columbia Acorn Family of Funds | Semiannual Report 2019	27

Fund at a glance
Columbia Acorn Emerging Markets FundSM (Unaudited)
Investment objective
Columbia Acorn Emerging Markets FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Satoshi Matsunaga, CFA
Co-Portfolio Manager since 2015
Service with Fund since 2011
Charles C. Young
Co-Portfolio Manager since 2017
Service with Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	08/19/11	10.89	-3.27	-2.04	2.99
	Including sales charges		4.47	-8.81	-3.19	2.22
Advisor Class		11/08/12	11.06	-3.03	-1.78	3.30
Class C	Excluding sales charges	08/19/11	10.44	-4.01	-2.77	2.24
	Including sales charges		9.44	-4.96	-2.77	2.24
Institutional Class		08/19/11	11.03	-2.97	-1.78	3.28
Institutional 2 Class		11/08/12	11.05	-2.95	-1.71	3.36
Institutional 3 Class		06/13/13	11.15	-2.92	-1.66	3.39
MSCI Emerging Markets SMID Cap Index (Net)			7.62	-2.26	0.87	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2019 prospectus (as supplemented July 1, 2019), the Fund’s annual operating expense ratio is 1.30% for Institutional Class shares and 1.55% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI Emerging Markets SMID Cap Index (Net) captures a mid- and small-cap representation across 26 emerging market countries. The index covers approximately 29% of the free float-adjusted market capitalization in each country.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
28	Columbia Acorn Family of Funds | Semiannual Report 2019

Fund at a glance  (continued)
Columbia Acorn Emerging Markets FundSM (Unaudited)
Top ten holdings (%) (at June 30, 2019)
Sul America SA (Brazil) Full service insurance company	4.1
Localiza Rent a Car SA (Brazil) Rents automobiles	4.0
Sinbon Electronics Co., Ltd. (Taiwan) Cable, connectors & modems	3.5
Korea Zinc Co. Ltd. (South Korea) Non-ferrous metal smelting	3.4
Vitasoy International Holdings Ltd. (Hong Kong) Food and beverages	3.3
DoubleUGames Co., Ltd. (South Korea) Online and mobile games	3.3
Koh Young Technology, Inc. (South Korea) 3D measurement and inspection equipment for testing various machineries	3.2
Korea Investment Holdings Co., Ltd. (South Korea) Financial holding company	3.2
PSG Group Ltd. (South Africa) Diversified financial services	2.9
New Oriental Education & Technology Group, Inc., ADR (China) Educational services	2.7
Percentages indicated are based upon total investments excluding Money Market Funds, investments in derivatives and Securties Lending Collateral, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	6.9
Consumer Discretionary	18.0
Consumer Staples	6.8
Financials	29.7
Health Care	3.3
Industrials	11.4
Information Technology	15.7
Materials	6.7
Real Estate	1.5
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2019)
Brazil	8.2
Cambodia	2.6
China	6.3
Egypt	1.5
Hong Kong	6.4
India	11.7
Indonesia	3.1
Malaysia	1.0
Mexico	3.4
Philippines	2.4
Poland	1.9
Russian Federation	2.2
South Africa	6.8
South Korea	14.2
Taiwan	18.8
Thailand	4.3
Turkey	1.0
United Kingdom	0.8
United States(a)	3.4
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Acorn Family of Funds | Semiannual Report 2019	29

Manager Discussion of Fund Performance
Columbia Acorn Emerging Markets FundSM
Satoshi Matsunaga, CFA
Co-Portfolio Manager
Charles C. Young
Co-Portfolio Manager
Columbia Acorn Emerging Markets Fund Institutional Class shares returned 11.03% for the six-month period ended June 30, 2019, outperforming the 7.62% return of the Fund’s primary benchmark, the MSCI Emerging Markets SMID Cap Index (Net).
After a challenging 2018, emerging market stocks recovered to post a solid total return in the first six months of 2019. The asset class was helped by the combination of hearty investor risk appetites, positive global growth and the U.S. Federal Reserve’s shift to a more accommodative monetary policy. Although the emerging markets registered a gain, they lagged the developed market indexes by a sizable margin. The ongoing trade dispute between the United States and China was the primary factor weighing on the Fund’s relative performance, as it disrupted the outlook for countries whose economies are dependent on global trade. Despite this headwind, China’s market — which makes up a large portion of the Fund’s benchmark — outpaced the Fund’s benchmark. Brazil, Russia and Taiwan also generated strong gains for the Fund for the period, but India and South Korea were notable laggards.
We believe that our bottom-up stock selection process worked well and was the key driver of the Fund’s robust six-month results. The Fund’s holdings outperformed the corresponding benchmark components by a wide margin in South Korea, Taiwan and China, with a smaller — but nonetheless meaningful — degree of outperformance in Brazil and Mexico. The Fund lost some ground through stock selection in Southeast Asia, largely from shortfalls in Indonesia and Thailand.
At the sector level, Fund holdings generated the best returns in the industrials, health care, financials and information technology sectors. Of these, the Fund’s relative strength in financials had the largest impact since the Fund held an average weighting in the sector of almost 30% of assets. On the other side of the ledger, our stock picks for the Fund lagged in the communications services and consumer discretionary sectors.
New Oriental Education & Technology Group, Inc. was the leading contributor to the Fund’s positive performance at the individual stock level during the semiannual period. The company is China’s leading provider of after-school tutoring services, with English and foreign language training, K-12 tutoring and both overseas and domestic test preparation. The company demonstrated the ability to comply successfully with new government regulations intended to ensure more equality in education. Additionally, management offered positive forward guidance. Believing New Oriental is poised to benefit from the long-term education trends in China, we maintained the position in the Fund.
SulAmerica SA, Brazil’s third-largest health insurance provider, was another key contributor during the period. The company has gained market share and exhibited superior underwriting thanks to its multi-year investment in claim-control management and big-data implementation. The stock rose after strong quarterly earnings confirmed that the company continued to win customers through better offerings and competitive pricing. Korea Investment Holdings Co. Ltd., which provides an array of financial services, also helped the Fund’s results. Its shares rallied during the first half of the year after showing an increase in customer assets and earlier-than-expected profitability from its internet bank.
Zee Entertainment Enterprises Ltd., which operates the second-largest television, media and entertainment network in the fast-growing Indian market, was a leading detractor from the Fund’s semiannual performance results. The company reported revenue growth and profit margins that exceeded expectations, but the compelling results were overshadowed by concerns that Zee’s largest shareholder group may not be successful in its effort to sell its stake in the company. We maintained the position for the Fund, as these developments did not alter our fundamental reasons for investing in the Zee. Shares of PT Matahari Tbk, Indonesia’s leading department store, came under pressure after the company announced weak earnings due to increased competition from online marketplaces. We chose to sell the Fund’s position in response to the deteriorating competitive environment. Famous Brands Ltd., a franchisor of various fast food and casual dining brands in South Africa and the United

30	Columbia Acorn Family of Funds | Semiannual Report 2019

Manager Discussion of Fund Performance  (continued)
Columbia Acorn Emerging Markets FundSM
Kingdom, also underperformed as its U.K. operations were hurt by weak consumer sentiment and shifting consumer tastes. However, the company has made meaningful strides toward restructuring, and it remains a dominant, high-quality operator in South Africa.
We believe that the emerging markets offer unique opportunities to discover small- and mid-cap companies in the early phases of development. We have a positive view of the long-term prospects for the emerging markets, and we expect economic growth will outpace developed markets over a long time horizon. Demographic trends, including increasing populations and the growing spending power of middle-class consumers in emerging markets, are also important long-term tailwinds. Still, emerging market stocks are trading at more attractive valuations than stocks in most developed regions, especially among small- to mid-cap companies. We find this area to be fertile ground for stock selection, as it offers a wealth of opportunities to identify undervalued stocks whose businesses are more sensitive to local economic trends than they are to the broader factors affecting the world economy.
While cognizant of the economic, market and political backdrop, we stay focused on what we do best: picking stocks. Our investment process takes a bottom-up approach, relying on intensive fundamental research and disciplined valuation techniques. We believe high-quality companies that can benefit from disruptive technologies and favorable structural trends should be well positioned to generate durable, outsized returns over time.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different, potentially less stringent, financial and accounting standards than those generally applicable to U.S. issuers. Risks are enhanced for emerging and frontier market issuers. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
Columbia Acorn Family of Funds | Semiannual Report 2019	31

Fund at a glance
Columbia Acorn European FundSM (Unaudited)
Investment objective
Columbia Acorn European FundSM (the Fund) seeks long-term capital appreciation.
Portfolio management
Stephen Kusmierczak, CFA
Portfolio Manager or Co-Portfolio Manager since 2011
Service with Fund since 2011
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended June 30, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	08/19/11	29.56	4.62	5.64	10.18
	Including sales charges		22.11	-1.42	4.40	9.35
Advisor Class		06/25/14	29.72	4.90	5.93	10.48
Class C	Excluding sales charges	08/19/11	29.03	3.83	4.86	9.37
	Including sales charges		28.03	2.83	4.86	9.37
Institutional Class		08/19/11	29.74	4.92	5.91	10.47
Institutional 2 Class		11/08/12	29.72	4.97	5.96	10.50
Institutional 3 Class		03/01/17	29.75	5.00	5.95	10.49
MSCI AC Europe Small Cap Index (Net)			15.41	-6.58	3.68	-
Performance numbers reflect all Fund expenses. Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the maximum contingent deferred sales charge of 1.00% for the first year after purchase. The Fund’s other share classes are not subject to sales charges, but may be subject to other fees and expenses, and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and certain fees and expenses associated with each share class.
As stated in the May 1, 2019 prospectus (as supplemented July 1, 2019), the Fund’s annual operating expense ratio is 1.20% for Institutional Class shares and 1.45% for Class A shares.
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of fee waivers or reimbursements of Fund expenses by the investment manager and/or its affiliates. Absent these fee waivers and/or expense reimbursement arrangements, performance results may have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.922.6769.
The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The MSCI AC Europe Small Cap Index (Net) captures a small-cap representation across 21 markets in Europe. The index covers approximately 14% of the free float-adjusted market capitalization across each market country in Europe.
Unlike mutual funds, indexes are not managed and do not incur fees or expenses. It is not possible to invest directly in an index.
32	Columbia Acorn Family of Funds | Semiannual Report 2019

Fund at a glance  (continued)
Columbia Acorn European FundSM (Unaudited)
Top ten holdings (%) (at June 30, 2019)
Sectra AB, Class B (Sweden) Medical and communication systems	4.5
Nemetschek SE (Germany) Standard software for designing, constructing and managing buildings and real estate	4.2
Belimo Holding AG, Registered Shares (Switzerland) Manufactures heating, ventilation and air conditioning equipment	3.6
SimCorp AS (Denmark) Global provider of highly specialised software for the investment management industry	3.4
Sweco AB, Class B (Sweden) Consulting company specializing in engineering, environmental technology, and architecture	3.3
Halma PLC (United Kingdom) Products that detect hazards and protect assets and people in public and commercial buildings	3.2
Rentokil Initial PLC (United Kingdom) Fully integrated facilities management and essential support services	3.2
Spirax-Sarco Engineering PLC (United Kingdom) Consultation, service and products for the control and efficient management of steam and industrial fluids	3.0
Rational AG (Germany) Food preparation appliances/processors and kitchen accessories	3.0
IMCD NV (Netherlands) Specialty chemicals and food ingredients	2.9
Percentages indicated are based upon total investments excluding Money Market Funds, investments in derivatives and Securties Lending Collateral, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments."
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at June 30, 2019)
Communication Services	5.8
Consumer Discretionary	7.3
Consumer Staples	1.5
Financials	8.1
Health Care	13.6
Industrials	38.8
Information Technology	20.8
Materials	2.1
Real Estate	2.0
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at June 30, 2019)
Belgium	1.3
Denmark	4.7
France	3.4
Germany	18.5
Ireland	1.8
Italy	7.1
Malta	2.3
Netherlands	3.9
Norway	0.9
Poland	1.5
Russian Federation	1.0
Spain	2.9
Sweden	13.8
Switzerland	9.3
Turkey	0.8
Ukraine	0.4
United Kingdom	25.1
United States(a)	1.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

Columbia Acorn Family of Funds | Semiannual Report 2019	33

Manager Discussion of Fund Performance
Columbia Acorn European FundSM
Stephen Kusmierczak, CFA
Portfolio Manager
Columbia Acorn European FundSM Institutional Class Shares returned 29.74% for the six-month period ended June 30, 2019, outperforming the 15.41% return of the Fund’s primary benchmark, the MSCI AC Europe Small Cap Index (Net).
The double-digit gain for European small-cap stocks represented a hearty rebound from their poor performance in 2018. Markets around the globe were boosted by the shift of the U.S. Federal Reserve (Fed) to a more accommodative interest rate policy, along with similar moves by other major central banks. This favorable development, together with hopes for a resolution to the U.S.-China trade dispute, helped European equities rally despite slowing growth and the ongoing uncertainty surrounding Brexit. Growth stocks outperformed the broader market, as investors continued to gravitate to companies which may grow even as the global economy weakens.
The Fund performed well in the semiannual period and exceeded the return of the benchmark by a wide margin. Style factors played a role in the positive results, as our emphasis on growth stocks proved advantageous in the environment of the past six months. Sector allocations, while a byproduct of our bottom-up stock selection, also added value. The Fund benefited from having a sizable overweight position in the information technology sector, the best performing sector of the first half with a return nearly double that of the primary benchmark. Overweight positions in the industrials and health care sectors further aided results, as did an underweight position in the financials sector. The Fund was also helped by its zero weightings or large underweights in a number of sectors that underperformed, including energy and defensive areas such as utilities, consumer staples and real estate.
While sector allocations were a key positive, stock selection was the most important driver of the Fund’s good relative performance. We use a bottom-up strategy that relies on intensive fundamental research and disciplined valuation techniques. This approach worked well in the six-month period, as the Fund’s holdings outpaced the corresponding benchmark components in all sectors except consumer discretionary. The Fund delivered the widest margin of outperformance in the industrials, financials, health care and information technology sectors, with smaller advantages in the communications services and real estate sectors. At the geographic level, the Fund achieved its best results in Northern/Central Europe and the United Kingdom, followed by the Nordic and Mediterranean regions.
The Fund’s position in Varta AG was a key source of outperformance in the industrials sector. The company has aggressively consolidated the market for zinc air micro-batteries, and now has 45% global share of this growing market. New business area li-ion coin batteries for cordless earbuds is ramping rapidly as the company takes share in a fast-growing market. The stock performed well during the semiannual period after the company reported strong results, raised its guidance, and demonstrated progress on its capacity expansion plan in coin-shaped li-ion batteries. BELIMO Holding AG, which makes products used in HVAC systems, was another top contributor in the industrials sector. The company’s investments in research and development have resulted in an impressive product suite and led to rising market share. BELIMO also benefited from the rising valuation premiums for high-quality growth stocks. This trend was especially evident in the industrials sector, where many companies were pressured by declining automotive sales and slowing global trade.
U.K.-based Intermediate Capital Group PLC, an asset manager that focuses on private debt, was a key positive performance contributor in the financials sector. The company’s assets under management rose as pension funds and other long-term investors increased their positions in the private debt markets, where illiquidity drives higher returns in a low-yield environment and different pricing methods result in lower apparent volatility. Intermediate Capital has taken advantage of its strong market position to benefit from the rapid growth in this area.

34	Columbia Acorn Family of Funds | Semiannual Report 2019

Manager Discussion of Fund Performance  (continued)
Columbia Acorn European FundSM
A number of Fund health care sector holdings made large contributions to performance. Sectra AB, a Swedish provider of products and services for diagnostic imaging operations and cybersecurity, was the leading contributor in the sector. The company demonstrated excellent fundamentals, effective governance and the ability to capitalize on tailwinds in its core business. GW Pharmaceuticals PLC, a U.K. developer of cannabinoid-based drugs for neurological conditions, and Sartorius AG, a provider of laboratory and process technology for the biotechnology, pharmaceutical and food industries, were also top performers in the health care sector.
On the negative side, Wirecard AG — a global leader in outsourcing solutions for electronic payment transactions — was among the the largest individual detractors from Fund performance during the first half of 2019. The company’s end market continued to expand in conjunction with the growth of e-commerce, but its shares were pressured as the relatively opaque nature of its business dealings and relationships came under scrutiny by the German financial regulators. We reduced the Fund’s position in the stock in the early part of the year. Kindred Group, a Sweden-based operator of online casino gaming, also detracted as regulatory changes in key markets created near-term uncertainty. We believe the company’s commitment to running highly ethical operations in a closely regulated industry will ultimately help it capture a larger share of a growing area as unlicensed markets become formalized and governments seek reputable, legitimate partners in their pursuit of higher revenues.
While the extent of the first-half rally may indicate that stocks could be more vulnerable to negative surprises in the months ahead, we think equities continue to offer an attractive alternative to bonds given the ultra-low yields on government debt. We believe growth stocks, in particular, may represent a compelling proposition at a time in which the weak global economy continues to weigh on earnings prospects across the market as a whole. For our part, we continue to invest the Fund in what we believe to be high-quality businesses with durable market positions, high returns on capital, and skilled management teams which might generate positive returns despite issues such as shifting trade policy or uncertainty surrounding Brexit. We believe this steady, bottom-up and value-oriented approach to growth investing is well suited for the current environment.
Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. International investing involves certain risks and volatility due to potential political, economic or currency instabilities and different, potentially less stringent, financial and accounting standards than those generally applicable to U.S. issuers. Investments in small- and mid-cap companies involve risks and volatility and possible illiquidity greater than investments in larger, more established companies. See the Fund’s prospectus for more information on these and other risks.
The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Acorn Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Acorn Fund. References to specific securities should not be construed as a recommendation or investment advice.
Columbia Acorn Family of Funds | Semiannual Report 2019	35

2019 Mid-Year Distributions
The following table details the mid-year distributions for the Columbia Acorn Funds. The information is provided on a per share basis for each share class of the Funds.
Fund	Ordinary income	Short-term capital gain	Long-term capital gain	Record date	Ex-dividend date	Payable date
Columbia Acorn® Fund
Class A	None	None	0.66818	6/11/2019	6/12/2019	6/12/2019
Advisor Class	None	None	0.66818	6/11/2019	6/12/2019	6/12/2019
Class C	None	None	0.66818	6/11/2019	6/12/2019	6/12/2019
Institutional Class	None	None	0.66818	6/11/2019	6/12/2019	6/12/2019
Institutional 2 Class	None	None	0.66818	6/11/2019	6/12/2019	6/12/2019
Institutional 3 Class	None	None	0.66818	6/11/2019	6/12/2019	6/12/2019
Columbia Acorn International®
Class A	0.10873	None	1.94754	6/11/2019	6/12/2019	6/12/2019
Advisor Class	0.10873	None	1.94754	6/11/2019	6/12/2019	6/12/2019
Class C	None	None	1.94754	6/11/2019	6/12/2019	6/12/2019
Institutional Class	0.10873	None	1.94754	6/11/2019	6/12/2019	6/12/2019
Institutional 2 Class	0.10873	None	1.94754	6/11/2019	6/12/2019	6/12/2019
Institutional 3 Class	0.10873	None	1.94754	6/11/2019	6/12/2019	6/12/2019
Class R	0.02956	None	1.94754	6/11/2019	6/12/2019	6/12/2019
Columbia Acorn USA®
Class A	0.00988	0.10130	0.46222	6/11/2019	6/12/2019	6/12/2019
Advisor Class	0.00988	0.10130	0.46222	6/11/2019	6/12/2019	6/12/2019
Class C	None	0.10130	0.46222	6/11/2019	6/12/2019	6/12/2019
Institutional Class	0.00988	0.10130	0.46222	6/11/2019	6/12/2019	6/12/2019
Institutional 2 Class	0.00988	0.10130	0.46222	6/11/2019	6/12/2019	6/12/2019
Institutional 3 Class	0.00988	0.10130	0.46222	6/11/2019	6/12/2019	6/12/2019
Columbia Acorn International SelectSM
Class A	0.04233	None	0.25869	6/11/2019	6/12/2019	6/12/2019
Advisor Class	0.11499	None	0.25869	6/11/2019	6/12/2019	6/12/2019
Class C	None	None	0.25869	6/11/2019	6/12/2019	6/12/2019
Institutional Class	0.11499	None	0.25869	6/11/2019	6/12/2019	6/12/2019
Institutional 2 Class	0.14114	None	0.25869	6/11/2019	6/12/2019	6/12/2019
Institutional 3 Class	0.15277	None	0.25869	6/11/2019	6/12/2019	6/12/2019
Columbia Acorn SelectSM
Class A	None	None	0.26946	6/11/2019	6/12/2019	6/12/2019
Advisor Class	None	None	0.26946	6/11/2019	6/12/2019	6/12/2019
Class C	None	None	0.26946	6/11/2019	6/12/2019	6/12/2019
Institutional Class	None	None	0.26946	6/11/2019	6/12/2019	6/12/2019
Institutional 2 Class	None	None	0.26946	6/11/2019	6/12/2019	6/12/2019
Institutional 3 Class	None	None	0.26946	6/11/2019	6/12/2019	6/12/2019
Columbia Thermostat FundSM
Class A	None	None	0.11686	6/11/2019	6/12/2019	6/12/2019
Advisor Class	None	None	0.11686	6/11/2019	6/12/2019	6/12/2019
Class C	None	None	0.11686	6/11/2019	6/12/2019	6/12/2019
Institutional Class	None	None	0.11686	6/11/2019	6/12/2019	6/12/2019
Institutional 2 Class	None	None	0.11686	6/11/2019	6/12/2019	6/12/2019
Institutional 3 Class	None	None	0.11686	6/11/2019	6/12/2019	6/12/2019
36	Columbia Acorn Family of Funds | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As a shareholder, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees, and other Fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Funds during the period. The actual and hypothetical information in the tables is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Funds’ actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the Actual column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Funds’ actual return) and then applies the Funds’ actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Funds bear directly, Columbia Thermostat Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the effective expenses paid during the period column in the “Fund of Funds” table.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Funds with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn® Fund
Class A	1,000.00	1,000.00	1,209.40	1,019.18	5.91	5.40	1.09
Advisor Class	1,000.00	1,000.00	1,211.30	1,020.40	4.55	4.16	0.84
Class C	1,000.00	1,000.00	1,204.80	1,015.50	9.95	9.09	1.84
Institutional Class	1,000.00	1,000.00	1,211.90	1,020.40	4.56	4.16	0.84
Institutional 2 Class	1,000.00	1,000.00	1,211.50	1,020.50	4.45	4.06	0.82
Institutional 3 Class	1,000.00	1,000.00	1,212.40	1,020.74	4.18	3.82	0.77
Columbia Acorn Family of Funds | Semiannual Report 2019	37

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Columbia Acorn International®
Class A	1,000.00	1,000.00	1,183.80	1,018.34	6.75	6.24	1.26
Advisor Class	1,000.00	1,000.00	1,184.90	1,019.57	5.41	5.00	1.01
Class C	1,000.00	1,000.00	1,179.30	1,014.66	10.74	9.93	2.01
Institutional Class	1,000.00	1,000.00	1,185.30	1,019.57	5.41	5.00	1.01
Institutional 2 Class	1,000.00	1,000.00	1,185.40	1,019.86	5.09	4.71	0.95
Institutional 3 Class	1,000.00	1,000.00	1,186.00	1,020.11	4.82	4.46	0.90
Class R	1,000.00	1,000.00	1,182.30	1,017.12	8.08	7.47	1.51
Columbia Acorn USA®
Class A	1,000.00	1,000.00	1,195.30	1,017.56	7.64	7.02	1.42
Advisor Class	1,000.00	1,000.00	1,197.40	1,018.83	6.25	5.74	1.16
Class C	1,000.00	1,000.00	1,189.80	1,013.93	11.60	10.67	2.16
Institutional Class	1,000.00	1,000.00	1,197.50	1,018.83	6.25	5.74	1.16
Institutional 2 Class	1,000.00	1,000.00	1,198.20	1,019.22	5.82	5.35	1.08
Institutional 3 Class	1,000.00	1,000.00	1,198.30	1,019.47	5.55	5.10	1.03
Columbia Acorn International SelectSM
Class A	1,000.00	1,000.00	1,232.20	1,017.65	7.66	6.93	1.40
Advisor Class	1,000.00	1,000.00	1,234.10	1,018.88	6.30	5.69	1.15
Class C	1,000.00	1,000.00	1,227.60	1,013.98	11.74	10.62	2.15
Institutional Class	1,000.00	1,000.00	1,233.80	1,018.88	6.30	5.69	1.15
Institutional 2 Class	1,000.00	1,000.00	1,234.30	1,019.32	5.81	5.25	1.06
Institutional 3 Class	1,000.00	1,000.00	1,234.90	1,019.57	5.53	5.00	1.01
Columbia Acorn SelectSM
Class A	1,000.00	1,000.00	1,163.00	1,018.78	6.21	5.79	1.17
Advisor Class	1,000.00	1,000.00	1,164.80	1,020.06	4.83	4.51	0.91
Class C	1,000.00	1,000.00	1,158.00	1,015.15	10.11	9.44	1.91
Institutional Class	1,000.00	1,000.00	1,165.00	1,020.01	4.88	4.56	0.92
Institutional 2 Class	1,000.00	1,000.00	1,165.40	1,020.30	4.57	4.26	0.86
Institutional 3 Class	1,000.00	1,000.00	1,165.00	1,020.55	4.30	4.01	0.81
Columbia Acorn Emerging Markets FundSM
Class A	1,000.00	1,000.00	1,108.90	1,017.02	7.91	7.57	1.53
Advisor Class	1,000.00	1,000.00	1,110.60	1,018.24	6.62	6.33	1.28
Class C	1,000.00	1,000.00	1,104.40	1,013.34	11.77	11.26	2.28
Institutional Class	1,000.00	1,000.00	1,110.30	1,018.24	6.62	6.33	1.28
Institutional 2 Class	1,000.00	1,000.00	1,110.50	1,018.68	6.16	5.89	1.19
Institutional 3 Class	1,000.00	1,000.00	1,111.50	1,018.93	5.90	5.64	1.14
Columbia Acorn European FundSM
Class A	1,000.00	1,000.00	1,295.60	1,017.46	8.11	7.12	1.44
Advisor Class	1,000.00	1,000.00	1,297.20	1,018.68	6.70	5.89	1.19
Class C	1,000.00	1,000.00	1,290.30	1,013.73	12.36	10.86	2.20
Institutional Class	1,000.00	1,000.00	1,297.40	1,018.68	6.70	5.89	1.19
Institutional 2 Class	1,000.00	1,000.00	1,297.20	1,018.98	6.37	5.59	1.13
Institutional 3 Class	1,000.00	1,000.00	1,297.50	1,019.22	6.08	5.35	1.08
38	Columbia Acorn Family of Funds | Semiannual Report 2019

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
Fund of Funds—Columbia Thermostat Fund
January 1, 2019 — June 30, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,095.20	1,022.07	2.57	2.48	0.50	4.57	4.41	0.89
Advisor Class	1,000.00	1,000.00	1,096.80	1,023.29	1.29	1.24	0.25	3.29	3.18	0.64
Class C	1,000.00	1,000.00	1,090.90	1,018.39	6.41	6.19	1.25	8.41	8.12	1.64
Institutional Class	1,000.00	1,000.00	1,095.90	1,023.29	1.28	1.24	0.25	3.29	3.18	0.64
Institutional 2 Class	1,000.00	1,000.00	1,096.70	1,023.54	1.03	0.99	0.20	3.03	2.93	0.59
Institutional 3 Class	1,000.00	1,000.00	1,096.80	1,023.78	0.77	0.74	0.15	2.78	2.68	0.54
Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Except with respect to Columbia Thermostat Fund, expenses do not include any fees and expenses incurred indirectly by a Fund from the underlying funds in which the Fund may invest (also referred to as “acquired funds”), including affiliated and non-affiliated pooled investments vehicles (including mutual funds and exchange traded funds).
In the case of Columbia Thermostat Fund, effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly by the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds in which it invests using the expense ratio of each class of each underlying fund as of the underlying fund’s most recent shareholder report.
Had the investment manager and/or certain of its affiliates not waived/reimbursed certain fees and expenses for the Funds, account value at the end of the period would have been reduced.
Columbia Acorn Family of Funds | Semiannual Report 2019	39

Portfolio of Investments
Columbia Acorn® Fund, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 4.6%
Entertainment 4.0%
Live Nation Entertainment, Inc.(a) Live concerts and ticket sales	595,434	39,447,502
Madison Square Garden Co. (The), Class A(a) Sports, entertainment and media	71,000	19,875,740
Take-Two Interactive Software, Inc.(a) Interactive entertainment software games and accessories	543,500	61,703,555
World Wrestling Entertainment, Inc., Class A Media and entertainment company	350,200	25,287,942
Zynga, Inc., Class A(a) Social gaming company	4,795,000	29,393,350
Total		175,708,089
Media 0.6%
Cable One, Inc. Cable company	22,849	26,755,951
Total Communication Services		202,464,040
Consumer Discretionary 16.8%
Auto Components 1.2%
Dorman Products, Inc.(a) Automotive products and home hardware	614,883	53,580,904
Distributors 0.6%
Pool Corp. Swimming pool supplies, equipment and leisure products	139,037	26,556,067
Diversified Consumer Services 3.7%
Adtalem Global Education, Inc.(a) Higher education institutions	581,823	26,211,126
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	298,273	45,000,448
Chegg, Inc.(a) Online educational platform	483,548	18,660,117
Grand Canyon Education, Inc.(a) Online post secondary education	607,287	71,064,725
Total		160,936,416
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 3.4%
Dunkin’ Brands Group, Inc. Quick service restaurants serving hot and cold coffee and baked goods	301,422	24,011,276
Extended Stay America, Inc. Hotels and motels	1,680,793	28,388,594
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	600,473	32,227,386
Vail Resorts, Inc. Operates resorts globally	290,060	64,735,591
Total		149,362,847
Household Durables 2.8%
Helen of Troy Ltd.(a) Brand-name hair and comfort products	124,547	16,264,593
iRobot Corp.(a),(b) Manufactures robots for cleaning	387,904	35,547,523
NVR, Inc.(a) Builds and markets homes and conducts mortgage banking activities	7,890	26,591,272
Skyline Champion Corp.(a) Factory-built housing	1,545,405	42,313,189
Total		120,716,577
Internet & Direct Marketing Retail 0.9%
Wayfair, Inc., Class A(a) Retails household goods online	280,746	40,988,916
Leisure Products 0.6%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	561,497	25,767,097
Specialty Retail 2.9%
Five Below, Inc.(a) Specialty value retailer	331,333	39,766,587
Monro, Inc. Automotive undercar repair and tire services	263,523	22,478,512
Tractor Supply Co. Retail farm store chain	567,948	61,792,742
Total		124,037,841
Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc. Markets baby and young children’s apparel	330,200	32,207,708
Total Consumer Discretionary		734,154,373
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 1.8%
Food & Staples Retailing 0.5%
BJ’s Wholesale Club Holdings, Inc.(a) Warehouse club	875,000	23,100,000
Household Products 1.3%
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	347,934	55,335,424
Total Consumer Staples		78,435,424
Energy 1.8%
Energy Equipment & Services 0.4%
Helmerich & Payne, Inc. Contract drilling of oil and gas wells	312,132	15,800,122
Oil, Gas & Consumable Fuels 1.4%
Callon Petroleum Co.(a) Independent energy company	3,415,455	22,507,848
Diamondback Energy, Inc. Independent oil and natural gas company	356,816	38,882,240
Total		61,390,088
Total Energy		77,190,210
Financials 7.0%
Banks 1.7%
BOK Financial Corp. Multi-bank holding company	290,911	21,957,962
OFG Bancorp Holding company for Oriental Bank	860,000	20,442,200
SVB Financial Group(a) Holding company for Silicon Valley Bank	144,722	32,503,114
Total		74,903,276
Capital Markets 2.4%
Ares Management Corp., Class A Asset management firm	1,477,000	38,653,090
Houlihan Lokey, Inc. Investment bank	398,342	17,738,169
Raymond James Financial, Inc. Financial services to individuals, corporations, and municipalities	382,123	32,308,500
Virtu Financial, Inc. Class A technology-enabled market maker and liquidity provider	744,584	16,217,040
Total		104,916,799
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.6%
Credit Acceptance Corp.(a) Funding, receivables management, collection, sales training, and related services to automobile dealers	54,613	26,423,408
Insurance 1.8%
Assured Guaranty Ltd. Financial guaranty insurance and reinsurance coverage	410,000	17,252,800
Primerica, Inc. Distributes financial products to middle income households	505,212	60,600,179
Total		77,852,979
Thrifts & Mortgage Finance 0.5%
Walker & Dunlop, Inc. Commercial real estate financial services	410,000	21,816,100
Total Financials		305,912,562
Health Care 22.0%
Biotechnology 7.5%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	883,362	44,062,097
Anika Therapeutics, Inc.(a),(c) Integrated orthopedic medicines company	922,672	37,478,937
Enanta Pharmaceuticals, Inc.(a) Pharmaceutical products	332,486	28,055,169
Exact Sciences Corp.(a) Developing and commercializing a test for the early detection and prevention of colorectal cancer	586,950	69,283,578
Fate Therapeutics, Inc.(a) Biotechnology services	512,004	10,393,681
MacroGenics, Inc.(a) Treatments for autoimmune disorders, cancer and infectious diseases	1,725,000	29,273,250
Sage Therapeutics, Inc.(a) Treatments for central nervous system disorders	249,294	45,643,238
Seattle Genetics, Inc.(a) Monoclonal antibody-based drugs to treat cancer and related diseases	925,000	64,019,250
Total		328,209,200

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	41

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 7.3%
ABIOMED, Inc.(a) Medical Devices for Cardiac Conditions	68,540	17,853,985
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	1,672,597	33,117,421
Globus Medical, Inc., Class A(a) Medical device company	415,000	17,554,500
Insulet Corp.(a) Insulin infusion systems	188,000	22,443,440
iRhythm Technologies, Inc.(a) Medical instruments	276,644	21,877,007
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	447,452	66,589,807
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	144,089	23,054,240
STERIS PLC Infection prevention products	291,209	43,355,196
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	322,800	18,373,776
Varian Medical Systems, Inc.(a) Medical equipment	385,596	52,491,183
Total		316,710,555
Health Care Providers & Services 4.6%
Chemed Corp. Hospice and palliative care services	180,488	65,127,290
Encompass Health Corp. Inpatient rehabilitative healthcare services	647,630	41,033,837
Laboratory Corp. of America Holdings(a) Clinical laboratory tests	292,092	50,502,707
LHC Group, Inc.(a) Post-acute healthcare services	207,075	24,762,028
Premier, Inc.(a) Healthcare services	454,853	17,789,301
Total		199,215,163
Life Sciences Tools & Services 1.6%
Bio-Techne Corp. Biotechnology products and clinical diagnostic controls	157,802	32,900,139
Pra Health Sciences, Inc.(a) Global contract research organization	365,262	36,215,727
Total		69,115,866
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.0%
Horizon Therapeutics PLC(a) biopharmaceuitcal therapies	1,861,457	44,786,655
Total Health Care		958,037,439
Industrials 14.4%
Aerospace & Defense 0.8%
HEICO Corp., Class A Aerospace products and services	323,272	33,416,627
Air Freight & Logistics 1.1%
Expeditors International of Washington, Inc. Global logistics company	624,237	47,354,619
Building Products 1.4%
Allegion PLC Security products and solutions	542,420	59,964,531
Commercial Services & Supplies 0.6%
Unifirst Corp. Workplace uniforms and protective clothing	138,000	26,022,660
Construction & Engineering 0.7%
Comfort Systems U.S.A., Inc. Heating, ventilation and air conditioning systems	612,000	31,205,880
Machinery 4.0%
Graco, Inc. Technology for the management of fluids in industrial and commercial applications	776,812	38,980,426
ITT, Inc. Engineered components & customized technology solutions	751,568	49,212,673
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	134,721	19,037,424
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	219,198	18,300,841
Toro Co. (The) Turf equipment	483,510	32,346,819
Woodward, Inc. Energy control systems and components for aircraft, industrial engines and turbines	154,374	17,468,962
Total		175,347,145

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 1.9%
Exponent, Inc. Science and engineering consulting firm	448,000	26,225,920
ICF International, Inc. Management, technology, policy consulting, and implementation services	223,021	16,235,929
ManpowerGroup, Inc. Non-governmental employment services	217,593	21,019,483
Robert Half International, Inc. Temporary and permanent staffing services	385,081	21,953,468
Total		85,434,800
Road & Rail 1.7%
JB Hunt Transport Services, Inc. Logistics services	580,380	53,052,536
Old Dominion Freight Line, Inc. Inter-regional and multi-regional motor carrier	143,890	21,477,021
Total		74,529,557
Trading Companies & Distributors 2.2%
Air Lease Corp. Aircraft leasing company	560,000	23,150,400
HD Supply Holdings, Inc.(a) Industrial distributor	515,000	20,744,200
SiteOne Landscape Supply, Inc.(a) Landscape supplies	349,614	24,228,250
Watsco, Inc. Air conditioning, heating, and refrigeration equipment	167,628	27,412,207
Total		95,535,057
Total Industrials		628,810,876
Information Technology 26.0%
Electronic Equipment, Instruments & Components 2.8%
CDW Corp. IT products and services	662,872	73,578,792
Cognex Corp. Machine vision systems	671,683	32,227,350
Dolby Laboratories, Inc., Class A Audio signal processing systems	280,000	18,088,000
Total		123,894,142
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 7.8%
Black Knight, Inc.(a) Integrated technology, work flow automation, data and analytic solutions	800,103	48,126,196
Booz Allen Hamilton Holdings Corp. Technology consulting services to the U.S. government in the defense, intelligence, and civil markets	1,179,928	78,123,033
EPAM Systems, Inc.(a) Provides software development, outsourcing services, e-business, enterprise relationship management and content management solutions	382,412	66,195,517
Jack Henry & Associates, Inc. Integrated computer systems	186,500	24,976,080
Live Ramp Holdings, Inc.(a) Marketing technology company	655,659	31,786,348
Okta, Inc.(a) Internet applications software	330,000	40,758,300
Science Applications International Corp. Scientific, Engineering and technology consulting services	255,000	22,072,800
Wix.com Ltd.(a) Web platform	186,500	26,501,650
Total		338,539,924
Semiconductors & Semiconductor Equipment 3.6%
Brooks Automation, Inc. Automation solutions for the global semiconductor and related industries	822,098	31,856,298
Inphi Corp.(a) Analog semiconductor solutions	400,001	20,040,050
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	463,142	36,074,130
Semtech Corp.(a) Analog and mixed-signal semiconductors	740,301	35,571,463
Silicon Laboratories, Inc.(a) Semiconductor company	320,048	33,092,963
Total		156,634,904

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	43

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 11.8%
Alteryx, Inc., Class A(a) Data storage, retrieval, management, reporting, and analytics solutions	269,404	29,397,365
Anaplan, Inc.(a) Cloud platform for business applications	775,000	39,114,250
ANSYS, Inc.(a) Software solutions for design analysis and optimization	114,117	23,373,444
Aspen Technology, Inc.(a) Process optimization software, products and services	279,600	34,748,688
Blackline, Inc.(a) Develops and markets enterprise software	849,805	45,473,066
Cadence Design Systems, Inc.(a) Software technology, design and consulting services and technology	617,340	43,713,845
CyberArk Software Ltd.(a) IT security solutions	427,377	54,635,876
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	552,989	25,830,116
New Relic, Inc.(a) Cloud based application performance management solutions	452,381	39,135,480
Paylocity Holding Corp.(a) Cloud-based payroll and human capital management	434,328	40,748,653
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	301,395	23,014,522
Qualys, Inc.(a) Information technology security risk and compliance management solutions	479,881	41,788,038
Synopsys, Inc.(a) Electronic design automation solutions	187,763	24,163,220
Zscaler, Inc.(a) Cloud-based internet security platform	628,600	48,175,904
Total		513,312,467
Total Information Technology		1,132,381,437
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.4%
Containers & Packaging 1.4%
Avery Dennison Corp. Pressure-sensitive materials and a variety of tickets, tags and labels	343,325	39,715,836
Sealed Air Corp. Packaging and performance-based materials and equipment	476,000	20,363,280
Total		60,079,116
Total Materials		60,079,116
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 0.6%
Lamar Advertising Co., Class A Outdoor advertising structures	315,188	25,438,823
Real Estate Management & Development 2.3%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	635,374	45,505,486
FirstService Corp. Real estate services	217,000	20,814,640
Jones Lang LaSalle, Inc. Real estate and investment management services	260,256	36,615,417
Total		102,935,543
Total Real Estate		128,374,366
Total Common Stocks (Cost: $3,374,770,201)		4,305,839,843

Securities Lending Collateral 0.0%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 2.250%(d),(e)	666,000	666,000
Total Securities Lending Collateral (Cost: $666,000)		666,000

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 2.433%(c),(d)	41,795,215	41,791,036
Total Money Market Funds (Cost: $41,791,036)		41,791,036
Total Investments in Securities (Cost $3,417,227,237)		4,348,296,879
Obligation to Return Collateral for Securities Loaned		(666,000)
Other Assets & Liabilities, Net		15,155,430
Net Assets		$4,362,786,309

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $659,808.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Anika Therapeutics, Inc. ‡
	—	922,672	—	922,672	—	1,793,722	—	37,478,937
Central Garden & Pet Co. †
	683,522	—	(683,522)	—	(7,870,504)	2,815,890	—	—
Columbia Short-Term Cash Fund, 2.433%
	41,013,366	935,375,355	(934,593,506)	41,795,215	(2,252)	—	1,202,995	41,791,036
Total of Affiliated Transactions					(7,872,756)	4,609,612	1,202,995	79,269,973

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.

(d)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(e)	Investment made with cash collateral received from securities lending activity.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	45

Portfolio of Investments   (continued)
Columbia Acorn® Fund, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	202,464,040	—	—	—	202,464,040
Consumer Discretionary	734,154,373	—	—	—	734,154,373
Consumer Staples	78,435,424	—	—	—	78,435,424
Energy	77,190,210	—	—	—	77,190,210
Financials	305,912,562	—	—	—	305,912,562
Health Care	958,037,439	—	—	—	958,037,439
Industrials	628,810,876	—	—	—	628,810,876
Information Technology	1,132,381,437	—	—	—	1,132,381,437
Materials	60,079,116	—	—	—	60,079,116
Real Estate	128,374,366	—	—	—	128,374,366
Total Common Stocks	4,305,839,843	—	—	—	4,305,839,843
Securities Lending Collateral	666,000	—	—	—	666,000
Money Market Funds	—	—	—	41,791,036	41,791,036
Total Investments in Securities	4,306,505,843	—	—	41,791,036	4,348,296,879
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments
Columbia Acorn International®, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.2%
Issuer	Shares	Value ($)
Australia 5.1%
carsales.com Ltd. Automotive & related industry websites	3,033,523	28,872,761
Cleanaway Waste Management Ltd. Waste management services	8,216,503	13,466,533
Costa Group Holdings Ltd. Fruits and vegetables	2,448,000	6,955,472
DuluxGroup Ltd. Manufactures and supplies paints and other surface coatings	5,423,000	35,494,255
Evolution Mining Ltd. Gold exploration	3,469,000	10,631,805
National Storage REIT Owns self storage facilities	17,772,881	21,854,480
National Storage REIT(a) Self storage facilities	1,777,000	2,185,094
Star Entertainment Group Ltd. (The) Casinos and hotels	6,979,955	20,210,738
Total		139,671,138
Belgium 0.3%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	110,173	7,449,533
Brazil 2.0%
Localiza Rent a Car SA Rents automobiles	1,907,100	20,208,570
Sul America SA Full service insurance company	3,668,400	35,882,005
Total		56,090,575
Cambodia 1.1%
NagaCorp Ltd. Leisure and tourism company	24,490,000	30,121,691
Canada 6.7%
CAE, Inc. Training solutions based on simulation technology and integrated training services	1,381,934	37,156,196
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	1,525,004	74,785,810
CES Energy Solutions Corp. Oil and natural gas industry	7,381,235	13,640,249
Common Stocks (continued)
Issuer	Shares	Value ($)
Osisko Gold Royalties Ltd. Precious metal royalty and stream company	2,231,969	23,264,768
Seven Generations Energy Ltd.(a) Oil and gas resources	2,823,500	13,842,060
ShawCor Ltd. Energy services company	472,515	6,610,267
Winpak Ltd. Packaging materials and machines for the protection of perishables	446,289	14,722,374
Total		184,021,724
China 1.4%
New Oriental Education & Technology Group, Inc., ADR(a) Educational services	275,014	26,560,852
Shenzhou International Group Holdings Ltd. Manufactures and processes textiles	971,000	13,394,666
Total		39,955,518
Cyprus 0.1%
TCS Group Holding PLC, GDR Online retail financial services	91,057	1,784,717
Denmark 2.3%
SimCorp AS Global provider of highly specialised software for the investment management industry	648,852	62,810,234
France 0.7%
Akka Technologies High-technology engineering consulting services	249,511	17,969,062
Germany 6.0%
Hypoport AG(a) Technology service provider	18,067	4,932,392
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	151,212	36,065,660
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	689,880	41,560,372
Rational AG Food preparation appliances/processors and kitchen accessories	60,502	41,697,686
Stroeer SE & Co. KGaA Digital multi-channel media company	374,850	28,161,018
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	47

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Varta AG(a) Manufactures and markets a wide range of industrial, commercial and miniaturized batteries	200,760	12,464,319
Total		164,881,447
Hong Kong 1.2%
Value Partners Group Ltd. Independent, value oriented asset management group	20,810,000	13,899,320
Vitasoy International Holdings Ltd. Food and beverages	3,880,000	18,658,820
Total		32,558,140
India 2.2%
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	3,352,635	13,872,077
GRUH Finance Ltd.(a) Provides a range of home loans as well as insurance products	2,560,000	10,237,242
Havells India Ltd. Manufactures electrical products	1,266,099	14,417,236
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	4,499,278	22,100,185
Total		60,626,740
Ireland 1.2%
UDG Healthcare PLC Commercialisation solutions for health care companies	3,342,915	33,912,150
Italy 3.4%
Amplifon SpA Hearing aids	772,000	18,088,669
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	1,409,760	13,810,938
Freni Brembo SpA Braking systems and components	3,472,807	39,966,416
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	260,173	21,576,202
Total		93,442,225
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 19.9%
Aeon Credit Service Co., Ltd. Credit card company	1,075,300	17,355,189
Aeon Mall Co., Ltd. Large-scale shopping malls	1,939,700	29,227,362
Aica Kogyo Co., Ltd. Manufactures adhesives, melamine boards, and housing materials	398,100	13,343,866
Aruhi Corp.(b) Finance services	662,000	13,015,792
Azbil Corp. Provides measurement and control technologies	1,163,440	28,489,228
CyberAgent, Inc. Operates websites, internet advertising agency and creates PC and mobile contents	530,600	19,336,173
Daiseki Co., Ltd. Waste Disposal & Recycling	451,700	11,325,291
Disco Corp. Abrasive and precision industrial machinery for cutting and grinding purposes	134,800	22,244,139
Fuji Oil Holdings, Inc. Specialty vegetable oils and fats	619,100	18,675,705
Glory Ltd. Vending machines, coin-operated lockers, money handling machines, and data processing terminals	756,500	20,020,613
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	217,928	47,609,972
Hoshizaki Corp. Commercial Kitchen Equipment	190,000	14,168,547
Invesco Office J-REIT, Inc. Commercial and office buildings	83,000	13,886,980
KH Neochem Co., Ltd. Manufactures and sells petroleum chemical products	481,000	11,828,017
Mandom Corp. Cosmetic products for men and women	799,200	19,379,347
Milbon Co., Ltd. Hair Products for Salons	173,800	8,434,531
Miura Co., Ltd. Industrial boilers and related equipment	539,300	16,715,879
Nihon Unisys Ltd. Computers and peripheral equipment	545,000	18,333,743
NSD Co., Ltd. Computer software development	288,700	8,358,509

The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Obic Co., Ltd. Computer system integration, office automation, consultation, and system support services	112,100	12,739,630
Persol Holdings Co., Ltd. Human resource solutions	1,122,800	26,471,245
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	1,600,400	26,606,878
SCSK Corp. IT services	326,000	16,069,820
Seiren Co., Ltd. Advertising services	611,700	8,534,771
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	2,212,300	33,311,116
Seria Co., Ltd. Operates 100 yen chain stores	378,600	8,757,222
Sohgo Security Services Co., Ltd. Around the clock security services	390,800	18,063,639
Solasto Corp. Medical related contract services	2,406,000	21,003,747
Ushio, Inc. Lamps and optical equipment	1,087,100	14,046,730
Valqua Ltd. Rubber, fiber and resin products	462,800	9,743,500
Yokogawa Electric Corp. Information technology solutions	60,900	1,198,672
Total		548,295,853
Malta 1.7%
Kindred Group PLC Online gambling services	5,549,333	47,110,538
Mexico 0.8%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	141,379	22,918,950
Netherlands 1.6%
Aalberts NV Industrial services and flow control systems	559,127	21,946,989
IMCD NV Specialty chemicals and food ingredients	255,000	23,391,430
Total		45,338,419
New Zealand 0.9%
Fisher & Paykel Healthcare Corp., Ltd. Heated humidification products and systems	2,400,000	24,966,035
Norway 0.5%
Atea ASA(a) Nordic and Baltic supplier of IT infrastructure	927,039	12,606,196
Common Stocks (continued)
Issuer	Shares	Value ($)
Philippines 0.5%
Universal Robina Corp. Branded consumer foods	4,106,730	13,307,312
Poland 0.6%
KRUK SA(a) Debt collection services	341,762	16,756,173
Russian Federation 1.0%
TCS Group Holding PLC, GDR Online retail financial services	1,381,760	27,082,496
Singapore 1.4%
Mapletree Commercial Trust Singapore-focused real estate investment trust	13,481,300	20,831,468
Singapore Exchange Singapore’s Securities and derivatives exchange and clearing houses	3,049,200	17,863,821
Total		38,695,289
South Africa 1.1%
Clicks Group Ltd. Owns and operates chains of retail stores	663,564	9,671,498
PSG Group Ltd. Diversified financial services	1,240,770	21,054,770
Total		30,726,268
South Korea 4.3%
DoubleUGames Co., Ltd. Online and mobile games	447,574	24,054,871
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	314,135	22,646,578
Korea Investment Holdings Co., Ltd. Financial holding company	365,098	25,553,544
Korea Zinc Co. Ltd. Non-ferrous metal smelting	109,731	45,258,555
Total		117,513,548
Spain 0.5%
Befesa SA Waste recycling services	344,000	13,690,686

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	49

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 3.8%
AddTech AB, Class B High-tech industrial components and systems	38,939	1,182,394
Hexagon AB, Class B Design, measurement and visualisation technologies	1,072,561	59,638,315
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	719,153	19,758,243
Trelleborg AB, Class B Manufactures and distributes industrial products	1,742,586	24,772,633
Total		105,351,585
Switzerland 3.4%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	2,705	16,625,691
Bossard Holding AG, Class A, Registered Shares Fastening devices, industrial adhesives & tools	87,726	13,656,646
Inficon Holding AG Vacuum instruments used to monitor and control production processes	23,123	14,112,258
Kardex AG Storage, warehouse and materials handling systems	89,964	15,718,122
Partners Group Holding AG Global private markets asset management firm	41,616	32,727,644
Total		92,840,361
Taiwan 3.3%
Gourmet Master Co., Ltd.(a) Coffee & bakery cafes	1,514,656	8,468,235
Grape King Bio Ltd. Beverages, nutrition, pharmaceuticals, syrups and hair care products	1,228,000	8,097,577
Parade Technologies Ltd. Fabless semiconductor company	1,572,000	26,742,041
Silergy Corp. High performance analog integrated circuits	663,000	12,998,543
Silicon Motion Technology Corp., ADR Semiconductor products	322,703	14,321,559
Sinbon Electronics Co., Ltd. Cable, connectors & modems	5,740,000	21,000,032
Total		91,627,987
Thailand 0.6%
Muangthai Capital PCL, Foreign Registered Shares Commercial lending company	9,048,400	16,683,980
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 12.9%
Ascential PLC Media and consultancy services	5,036,056	22,782,101
Croda International PLC Diverse range of chemicals and chemical products	464,133	30,190,138
Dechra Pharmaceuticals PLC International veterinary pharmaceuticals	801,027	27,957,735
GW Pharmaceuticals PLC, ADR(a) Cannabinoid prescription medicines	154,000	26,548,060
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	1,329,631	34,148,398
Intermediate Capital Group PLC Private equity firm	2,432,353	42,664,924
Renishaw PLC High technology precision measuring and calibration equipment	270,199	14,634,904
Rentokil Initial PLC Fully integrated facilities management and essential support services	6,901,043	34,841,191
Rightmove PLC Website that lists properties across Britain	6,931,860	47,157,763
Safestore Holdings PLC Self storage facilities	2,552,083	19,883,634
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	237,025	27,670,352
WH Smith PLC Retails books, magazines, newspapers, and periodicals	1,110,564	27,818,135
Total		356,297,335
United States 1.7%
Inter Parfums, Inc. Fragrances and related products	309,851	20,601,993
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	430,153	27,314,715
Total		47,916,708
Total Common Stocks (Cost: $1,873,849,650)		2,595,020,613

The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2019 (Unaudited)
Preferred Stocks 0.5%
Issuer	Shares	Value ($)
Germany 0.5%
Sartorius AG Precision electronic equipment and components	65,063	13,343,406
Total Preferred Stocks (Cost: $6,358,216)		13,343,406

Securities Lending Collateral 0.3%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 2.250%(c),(d)	9,138,242	9,138,242
Total Securities Lending Collateral (Cost: $9,138,242)		9,138,242

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(c),(e)	123,202,485	123,190,165
Total Money Market Funds (Cost: $123,190,165)		123,190,165
Total Investments in Securities (Cost: $2,012,536,273)		2,740,692,426
Obligation to Return Collateral for Securities Loaned		(9,138,242)
Other Assets & Liabilities, Net		22,650,418
Net Assets		$2,754,204,602

At June 30, 2019, securities and/or cash totaling $5,054,000 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index Future	951	09/2019	USD	91,452,915	2,053,007	—
MSCI Emerging Markets Index	427	09/2019	USD	22,490,090	806,901	—
Total					2,859,908	—
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $8,688,917.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	—	468,390,541	(345,188,056)	123,202,485	675	—	1,254,044	123,190,165
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	51

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2019 (Unaudited)
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	139,671,138	—	—	139,671,138
Belgium	—	7,449,533	—	—	7,449,533
Brazil	56,090,575	—	—	—	56,090,575
Cambodia	—	30,121,691	—	—	30,121,691
Canada	184,021,724	—	—	—	184,021,724
China	26,560,852	13,394,666	—	—	39,955,518
Cyprus	—	1,784,717	—	—	1,784,717
Denmark	—	62,810,234	—	—	62,810,234
France	—	17,969,062	—	—	17,969,062
Germany	—	164,881,447	—	—	164,881,447
Hong Kong	—	32,558,140	—	—	32,558,140
India	—	60,626,740	—	—	60,626,740
Ireland	—	33,912,150	—	—	33,912,150
Italy	—	93,442,225	—	—	93,442,225
Japan	—	548,295,853	—	—	548,295,853
Malta	—	47,110,538	—	—	47,110,538
Mexico	22,918,950	—	—	—	22,918,950
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn International®, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Netherlands	—	45,338,419	—	—	45,338,419
New Zealand	—	24,966,035	—	—	24,966,035
Norway	—	12,606,196	—	—	12,606,196
Philippines	—	13,307,312	—	—	13,307,312
Poland	—	16,756,173	—	—	16,756,173
Russian Federation	—	27,082,496	—	—	27,082,496
Singapore	—	38,695,289	—	—	38,695,289
South Africa	—	30,726,268	—	—	30,726,268
South Korea	—	117,513,548	—	—	117,513,548
Spain	—	13,690,686	—	—	13,690,686
Sweden	—	105,351,585	—	—	105,351,585
Switzerland	—	92,840,361	—	—	92,840,361
Taiwan	14,321,559	77,306,428	—	—	91,627,987
Thailand	—	16,683,980	—	—	16,683,980
United Kingdom	26,548,060	329,749,275	—	—	356,297,335
United States	47,916,708	—	—	—	47,916,708
Total Common Stocks	378,378,428	2,216,642,185	—	—	2,595,020,613
Preferred Stocks
Germany	—	13,343,406	—	—	13,343,406
Total Preferred Stocks	—	13,343,406	—	—	13,343,406
Securities Lending Collateral	9,138,242	—	—	—	9,138,242
Money Market Funds	—	—	—	123,190,165	123,190,165
Total Investments in Securities	387,516,670	2,229,985,591	—	123,190,165	2,740,692,426
Investments in Derivatives
Asset
Futures Contracts	2,859,908	—	—	—	2,859,908
Total	390,376,578	2,229,985,591	—	123,190,165	2,743,552,334
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	53

Portfolio of Investments
Columbia Acorn USA®, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.8%
Issuer	Shares	Value ($)
Communication Services 0.5%
Interactive Media & Services 0.5%
Care.com, Inc.(a) Child, adult, senior, pet and home care services	132,000	1,449,360
Total Communication Services		1,449,360
Consumer Discretionary 18.0%
Auto Components 3.1%
Dorman Products, Inc.(a) Automotive products and home hardware	65,584	5,714,990
LCI Industries Recreational vehicles and equipment	24,339	2,190,510
Visteon Corp.(a) Automotive systems, modules and components	26,000	1,523,080
Total		9,428,580
Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.(a) Higher education institutions	69,282	3,121,154
Hotels, Restaurants & Leisure 6.8%
Choice Hotels International, Inc. Vacation rental properties, travel tips and other services	21,156	1,840,784
Churchill Downs, Inc. Horse racing company, home of the Kentucky Derby	29,118	3,350,608
Dave & Buster’s Entertainment, Inc. Venues that combine dining and entertainment for adults and families	75,429	3,052,612
Extended Stay America, Inc. Hotels and motels	288,060	4,865,333
Red Rock Resorts, Inc., Class A Casino & entertainment properties	127,855	2,746,325
Wendy’s Co. (The) Fast-food restaurants	120,313	2,355,729
Wingstop, Inc. Cooked-to-order chicken wings	29,969	2,839,563
Total		21,050,954
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 3.9%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	10,141	1,597,613
Helen of Troy Ltd.(a) Brand-name hair and comfort products	22,001	2,873,111
iRobot Corp.(a) Manufactures robots for cleaning	33,382	3,059,126
Skyline Champion Corp.(a) Factory-built housing	102,882	2,816,909
TopBuild Corp.(a) Insulation installation services	19,564	1,619,117
Total		11,965,876
Leisure Products 2.4%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	48,252	2,214,284
Johnson Outdoors, Inc., Class A Outdoor recreational products	26,838	2,001,310
MasterCraft Boat Holdings, Inc.(a) Recreational powerboats	156,484	3,065,521
Total		7,281,115
Specialty Retail 0.8%
Boot Barn Holdings, Inc.(a) Western and work gear	69,394	2,473,202
Total Consumer Discretionary		55,320,881
Consumer Staples 5.2%
Beverages 0.6%
Cott Corp. Route based service provider	138,000	1,842,300
Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc.(a) Warehouse club	84,848	2,239,987
Food Products 0.6%
Calavo Growers, Inc. Avocados and other perishable foods	20,401	1,973,593
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.3%
Central Garden & Pet Co.(a) Lawn, garden & pet supply products	97,280	2,621,696
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	27,288	4,339,883
Total		6,961,579
Personal Products 1.0%
Inter Parfums, Inc. Fragrances and related products	46,300	3,078,487
Total Consumer Staples		16,095,946
Energy 1.3%
Energy Equipment & Services 0.6%
Helmerich & Payne, Inc. Contract drilling of oil and gas wells	37,500	1,898,250
Oil, Gas & Consumable Fuels 0.7%
Callon Petroleum Co.(a) Independent energy company	300,014	1,977,092
Total Energy		3,875,342
Financials 11.4%
Banks 3.9%
Bank of NT Butterfield & Son Ltd. (The) Community bank and specialized international financial services	67,166	2,280,957
First Busey Corp. Multi-bank holding company	97,740	2,581,313
Great Southern Bancorp, Inc. Real estate, commercial real estate, commercial business, consumer, and construction loans	52,232	3,126,085
Lakeland Financial Corp. Bank holding company	46,560	2,180,405
Trico Bancshares Holding company for Tri Counties Bank	44,872	1,696,162
Total		11,864,922
Capital Markets 2.7%
Ares Management Corp., Class A Asset management firm	102,638	2,686,037
Hamilton Lane, Inc., Class A Private market investment solutions	43,298	2,470,584
Houlihan Lokey, Inc. Investment bank	69,906	3,112,914
Total		8,269,535
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.1%
FirstCash, Inc. Owns and operates pawn stores	33,704	3,371,074
Insurance 0.8%
Palomar Holdings, Inc.(a) Insurance services	106,713	2,565,381
Thrifts & Mortgage Finance 2.9%
Merchants Bancorp Bank holding company	193,206	3,290,298
OceanFirst Financial Corp. New Jersey banks	62,375	1,550,019
Walker & Dunlop, Inc. Commercial real estate financial services	78,458	4,174,750
Total		9,015,067
Total Financials		35,085,979
Health Care 24.0%
Biotechnology 7.9%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	52,783	2,632,816
Amicus Therapeutics, Inc.(a) Orally-administered, small molecule drugs to treat human genetic diseases	219,743	2,742,393
Enanta Pharmaceuticals, Inc.(a) Pharmaceutical products	34,582	2,918,029
Fate Therapeutics, Inc.(a) Biotechnology services	42,971	872,311
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	41,109	2,391,311
Immunomedics, Inc.(a) Diagnostic imaging and therapeutic products	141,793	1,966,669
Intercept Pharmaceuticals, Inc.(a) biopharmaceutical products	23,000	1,830,110
Kiniksa Pharmaceuticals Ltd., Class A(a) Clinical-stage biopharmaceutical company	190,842	2,584,001
MacroGenics, Inc.(a) Treatments for autoimmune disorders, cancer and infectious diseases	169,984	2,884,628
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	53,841	3,418,903
Total		24,241,171

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	55

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 7.2%
Atrion Corp. Medical products and components	4,367	3,723,916
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	131,689	2,607,442
iRhythm Technologies, Inc.(a) Medical instruments	37,443	2,960,992
Orthofix Medical, Inc.(a) Spine fixation, biological, and other orthopedic and spine solutions	65,563	3,466,972
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	20,156	3,224,960
SI-BONE, Inc.(a) Medical devices	133,500	2,715,390
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	59,160	3,367,387
Total		22,067,059
Health Care Providers & Services 5.8%
Chemed Corp. Hospice and palliative care services	16,158	5,830,453
Hanger, Inc.(a) Orthotics and prosthetics	84,742	1,622,809
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	65,530	4,285,662
National Research Corp., Class A Survey-based healthcare performance, analysis and tracking	78,138	4,499,967
Tivity Health, Inc.(a) Health fitness solutions	105,961	1,741,999
Total		17,980,890
Life Sciences Tools & Services 0.8%
NanoString Technologies, Inc.(a) Translational research and molecular diagnostics	78,796	2,391,459
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.3%
GW Pharmaceuticals PLC, ADR(a) Cannabinoid prescription medicines	8,596	1,481,865
Optinose, Inc.(a),(b) Health care services	273,552	1,936,748
Reata Pharmaceuticals, Inc., Class A(a) Biopharmaceutical company	17,340	1,636,029
Theravance Biopharma, Inc.(a) Small molecule medicines	118,849	1,940,804
Total		6,995,446
Total Health Care		73,676,025
Industrials 12.0%
Aerospace & Defense 1.4%
BWX Technologies, Inc. Nuclear components and fuel	80,578	4,198,114
Commercial Services & Supplies 2.7%
Brink’s Co. (The) Provides security services globally	24,772	2,010,991
Knoll, Inc. Branded office furniture products and textiles	107,949	2,480,668
Unifirst Corp. Workplace uniforms and protective clothing	20,070	3,784,600
Total		8,276,259
Construction & Engineering 1.1%
Comfort Systems U.S.A., Inc. Heating, ventilation and air conditioning systems	66,247	3,377,935
Electrical Equipment 0.8%
Atkore International Group, Inc.(a) Metal products and electrical raceway solutions	94,158	2,435,867
Machinery 1.5%
ITT, Inc. Engineered components & customized technology solutions	70,490	4,615,685
Professional Services 1.8%
Exponent, Inc. Science and engineering consulting firm	51,029	2,987,237
ICF International, Inc. Management, technology, policy consulting, and implementation services	34,946	2,544,069
Total		5,531,306
Road & Rail 1.0%
Saia, Inc.(a) Trucking transportation	47,309	3,059,473

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.7%
Air Lease Corp. Aircraft leasing company	76,816	3,175,574
SiteOne Landscape Supply, Inc.(a) Landscape supplies	31,654	2,193,622
Total		5,369,196
Total Industrials		36,863,835
Information Technology 16.8%
Electronic Equipment, Instruments & Components 2.4%
Badger Meter, Inc. Flow measurement and control solutions	48,000	2,865,120
ePlus, Inc.(a) Provides IT hardware, software and services	30,804	2,123,628
Rogers Corp.(a) Specialty materials and components for applications	13,444	2,320,165
Total		7,308,913
IT Services 1.9%
Endava PLC, ADR(a) IT services	75,401	3,034,136
Science Applications International Corp. Scientific, Engineering and technology consulting services	33,489	2,898,808
Total		5,932,944
Semiconductors & Semiconductor Equipment 4.3%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	59,970	3,374,512
Inphi Corp.(a) Analog semiconductor solutions	44,736	2,241,274
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	24,910	1,940,240
Rudolph Technologies, Inc.(a) Systems and software used by semiconductor device manufacturers worldwide	77,947	2,153,676
Semtech Corp.(a) Analog and mixed-signal semiconductors	72,311	3,474,543
Total		13,184,245
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 8.2%
Alteryx, Inc., Class A(a) Data storage, retrieval, management, reporting, and analytics solutions	28,797	3,142,329
Blackline, Inc.(a) Develops and markets enterprise software	42,275	2,262,135
CyberArk Software Ltd.(a) IT security solutions	27,486	3,513,810
j2 Global, Inc. Cloud-based communications and storage messaging services	24,405	2,169,361
Manhattan Associates, Inc.(a) Information technology solutions for distribution centers	87,597	6,073,100
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	58,885	2,750,518
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	29,425	2,246,893
Qualys, Inc.(a) Information technology security risk and compliance management solutions	34,848	3,034,564
Total		25,192,710
Total Information Technology		51,618,812
Materials 2.7%
Chemicals 2.7%
Ingevity Corp.(a) Specialty chemicals	14,600	1,535,482
Orion Engineered Carbons SA Global supplier of Carbon Black	85,233	1,824,839
PolyOne Corp. International polymer services company	59,924	1,881,014
Quaker Chemical Corp. Custom-formulated chemical specialty products	14,652	2,972,598
Total		8,213,933
Total Materials		8,213,933
Real Estate 2.9%
Equity Real Estate Investment Trusts (REITS) 1.5%
Coresite Realty Corp. Develops, owns & operates data centers	15,670	1,804,714
UMH Properties, Inc. Real estate investment trust	226,272	2,808,035
Total		4,612,749

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	57

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate Management & Development 1.4%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	27,095	1,940,544
FirstService Corp. Real estate services	23,738	2,276,949
Total		4,217,493
Total Real Estate		8,830,242
Total Common Stocks (Cost: $245,220,993)		291,030,355

Limited Partnerships 2.0%

Consumer Discretionary 2.0%
Hotels, Restaurants & Leisure 2.0%
Cedar Fair LP Owns and operates amusement parks	131,361	6,264,606
Total Consumer Discretionary		6,264,606
Total Limited Partnerships (Cost: $7,138,315)		6,264,606

Securities Lending Collateral 0.2%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 2.250%(c),(d)	638,793	638,793
Total Securities Lending Collateral (Cost: $638,793)		638,793

Money Market Funds 4.5%

Columbia Short-Term Cash Fund, 2.433%(c),(e)	13,755,284	13,753,908
Total Money Market Funds (Cost: $13,753,908)		13,753,908
Total Investments in Securities (Cost $266,752,009)		311,687,662
Obligation to Return Collateral for Securities Loaned		(638,793)
Other Assets & Liabilities, Net		(4,029,036)
Net Assets		$307,019,833

At June 30, 2019, securities and/or cash totaling $284,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 E-mini	80	09/2019	USD	6,268,400	154,203	—
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $670,023.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	6,552,142	95,813,116	(88,609,974)	13,755,284	(291)	—	115,304	13,753,908
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2019 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	1,449,360	—	—	—	1,449,360
Consumer Discretionary	55,320,881	—	—	—	55,320,881
Consumer Staples	16,095,946	—	—	—	16,095,946
Energy	3,875,342	—	—	—	3,875,342
Financials	35,085,979	—	—	—	35,085,979
Health Care	73,676,025	—	—	—	73,676,025
Industrials	36,863,835	—	—	—	36,863,835
Information Technology	51,618,812	—	—	—	51,618,812
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	59

Portfolio of Investments   (continued)
Columbia Acorn USA®, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Materials	8,213,933	—	—	—	8,213,933
Real Estate	8,830,242	—	—	—	8,830,242
Total Common Stocks	291,030,355	—	—	—	291,030,355
Limited Partnerships
Consumer Discretionary	6,264,606	—	—	—	6,264,606
Securities Lending Collateral	638,793	—	—	—	638,793
Money Market Funds	—	—	—	13,753,908	13,753,908
Total Investments in Securities	297,933,754	—	—	13,753,908	311,687,662
Investments in Derivatives
Asset
Futures Contracts	154,203	—	—	—	154,203
Total	298,087,957	—	—	13,753,908	311,841,865
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments
Columbia Acorn International SelectSM, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.0%
Issuer	Shares	Value ($)
Australia 1.9%
Star Entertainment Group Ltd. (The) Casinos and hotels	898,192	2,600,751
Brazil 2.1%
Sul America SA Full service insurance company	298,400	2,918,763
Canada 5.9%
CAE, Inc. Training solutions based on simulation technology and integrated training services	107,398	2,887,620
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	106,092	5,202,725
Total		8,090,345
China 6.1%
NetEase, Inc., ADR Internet technology company that develops applications, services and Internet technologies	11,348	2,902,478
New Oriental Education & Technology Group, Inc., ADR(a) Educational services	56,735	5,479,466
Total		8,381,944
France 2.5%
Legrand SA Products and systems for electrical installations and information networks	46,503	3,399,780
Germany 6.8%
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	16,713	3,986,227
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	90,186	5,433,066
Total		9,419,293
India 4.0%
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	691,520	2,861,278
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	530,012	2,603,387
Total		5,464,665
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 3.8%
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	256,436	2,512,216
Freni Brembo SpA Braking systems and components	237,539	2,733,691
Total		5,245,907
Japan 18.9%
Aeon Credit Service Co., Ltd. Credit card company	169,200	2,730,864
Aeon Mall Co., Ltd. Large-scale shopping malls	208,400	3,140,167
CyberAgent, Inc. Operates websites, internet advertising agency and creates PC and mobile contents	67,400	2,456,197
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	17,800	3,888,704
Obic Co., Ltd. Computer system integration, office automation, consultation, and system support services	26,700	3,034,328
Recruit Holdings Co., Ltd. Information providing services in human resource, housing, bridal, travel, restaurants, beauty, automobiles, and education and more	132,200	4,426,306
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	175,000	2,909,400
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	230,600	3,472,198
Total		26,058,164
Mexico 1.9%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	15,960	2,587,276
Netherlands 4.9%
Koninklijke Philips NV(b) Health technology focused on improving people’s health	156,247	6,792,987
Singapore 2.2%
Mapletree Commercial Trust Singapore-focused real estate investment trust	1,918,800	2,964,953
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	61

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 1.8%
Naspers Ltd., Class N Electronic and print media industries	10,514	2,544,916
South Korea 5.2%
Korea Investment Holdings Co., Ltd. Financial holding company	46,300	3,240,579
Korea Zinc Co. Ltd. Non-ferrous metal smelting	9,590	3,955,396
Total		7,195,975
Sweden 6.8%
Hexagon AB, Class B Design, measurement and visualisation technologies	118,482	6,588,033
Trelleborg AB, Class B Manufactures and distributes industrial products	190,535	2,708,649
Total		9,296,682
Switzerland 4.9%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	513	3,153,042
Partners Group Holding AG Global private markets asset management firm	4,548	3,576,637
Total		6,729,679
Taiwan 1.9%
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	21,000	2,622,765
United Kingdom 12.4%
Croda International PLC Diverse range of chemicals and chemical products	38,162	2,482,297
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	170,810	4,386,847
Rentokil Initial PLC Fully integrated facilities management and essential support services	741,061	3,741,384
Common Stocks (continued)
Issuer	Shares	Value ($)
Rightmove PLC Website that lists properties across Britain	411,766	2,801,263
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	31,024	3,621,749
Total		17,033,540
Total Common Stocks (Cost: $99,875,326)		129,348,385

Preferred Stocks 2.2%
Issuer	Shares	Value ($)
Germany 2.2%
Sartorius AG Precision electronic equipment and components	14,563	2,986,644
Total Preferred Stocks (Cost: $1,434,455)		2,986,644

Securities Lending Collateral 0.1%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 2.250%(c),(d)	127,574	127,574
Total Securities Lending Collateral (Cost: $127,574)		127,574

Money Market Funds 3.6%

Columbia Short-Term Cash Fund, 2.433%(c),(e)	4,926,790	4,926,297
Total Money Market Funds (Cost: $4,926,297)		4,926,297
Total Investments in Securities (Cost: $106,363,652)		137,388,900
Obligation to Return Collateral for Securities Loaned		(127,574)
Other Assets & Liabilities, Net		246,753
Net Assets		$137,508,079

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $122,193.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	3,482,775	26,360,619	(24,916,604)	4,926,790	(28)	—	42,468	4,926,297
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	63

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,600,751	—	—	2,600,751
Brazil	2,918,763	—	—	—	2,918,763
Canada	8,090,345	—	—	—	8,090,345
China	8,381,944	—	—	—	8,381,944
France	—	3,399,780	—	—	3,399,780
Germany	—	9,419,293	—	—	9,419,293
India	—	5,464,665	—	—	5,464,665
Italy	—	5,245,907	—	—	5,245,907
Japan	—	26,058,164	—	—	26,058,164
Mexico	2,587,276	—	—	—	2,587,276
Netherlands	—	6,792,987	—	—	6,792,987
Singapore	—	2,964,953	—	—	2,964,953
South Africa	—	2,544,916	—	—	2,544,916
South Korea	—	7,195,975	—	—	7,195,975
Sweden	—	9,296,682	—	—	9,296,682
Switzerland	—	6,729,679	—	—	6,729,679
Taiwan	—	2,622,765	—	—	2,622,765
United Kingdom	—	17,033,540	—	—	17,033,540
Total Common Stocks	21,978,328	107,370,057	—	—	129,348,385
Preferred Stocks
Germany	—	2,986,644	—	—	2,986,644
Total Preferred Stocks	—	2,986,644	—	—	2,986,644
Securities Lending Collateral	127,574	—	—	—	127,574
Money Market Funds	—	—	—	4,926,297	4,926,297
Total Investments in Securities	22,105,902	110,356,701	—	4,926,297	137,388,900
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments
Columbia Acorn SelectSM, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 4.7%
Entertainment 4.7%
Madison Square Garden Co. (The), Class A(a) Sports, entertainment and media	24,148	6,759,991
Zynga, Inc., Class A(a) Social gaming company	987,399	6,052,756
Total		12,812,747
Total Communication Services		12,812,747
Consumer Discretionary 16.0%
Auto Components 6.3%
Dorman Products, Inc.(a) Automotive products and home hardware	106,179	9,252,438
LCI Industries Recreational vehicles and equipment	87,763	7,898,670
Total		17,151,108
Diversified Consumer Services 7.3%
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	77,420	11,680,355
Grand Canyon Education, Inc.(a) Online post secondary education	69,605	8,145,177
Total		19,825,532
Hotels, Restaurants & Leisure 2.4%
Extended Stay America, Inc. Hotels and motels	387,000	6,536,430
Total Consumer Discretionary		43,513,070
Financials 9.2%
Banks 3.7%
SVB Financial Group(a) Holding company for Silicon Valley Bank	45,137	10,137,319
Capital Markets 3.0%
Ares Management Corp., Class A Asset management firm	308,867	8,083,049
Thrifts & Mortgage Finance 2.5%
Walker & Dunlop, Inc. Commercial real estate financial services	126,500	6,731,065
Total Financials		24,951,433
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 24.4%
Biotechnology 3.5%
Seattle Genetics, Inc.(a) Monoclonal antibody-based drugs to treat cancer and related diseases	87,111	6,028,952
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	56,570	3,592,195
Total		9,621,147
Health Care Equipment & Supplies 9.3%
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	79,662	11,855,299
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	43,191	6,910,560
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	113,161	6,441,124
Total		25,206,983
Health Care Providers & Services 7.5%
Chemed Corp. Hospice and palliative care services	24,486	8,835,528
Encompass Health Corp. Inpatient rehabilitative healthcare services	179,755	11,389,277
Total		20,224,805
Life Sciences Tools & Services 3.0%
Pra Health Sciences, Inc.(a) Global contract research organization	81,588	8,089,450
Pharmaceuticals 1.1%
Optinose, Inc.(a),(b) Health care services	420,407	2,976,482
Total Health Care		66,118,867
Industrials 16.0%
Aerospace & Defense 3.3%
BWX Technologies, Inc. Nuclear components and fuel	170,306	8,872,942
Construction & Engineering 2.9%
Comfort Systems U.S.A., Inc. Heating, ventilation and air conditioning systems	154,438	7,874,794
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	65

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 7.1%
ITT, Inc. Engineered components & customized technology solutions	133,376	8,733,460
Toro Co. (The) Turf equipment	155,675	10,414,658
Total		19,148,118
Trading Companies & Distributors 2.7%
Air Lease Corp. Aircraft leasing company	178,599	7,383,283
Total Industrials		43,279,137
Information Technology 25.8%
Electronic Equipment, Instruments & Components 3.1%
Cognex Corp. Machine vision systems	174,536	8,374,237
IT Services 14.4%
Black Knight, Inc.(a) Integrated technology, work flow automation, data and analytic solutions	193,812	11,657,792
Booz Allen Hamilton Holdings Corp. Technology consulting services to the U.S. government in the defense, intelligence, and civil markets	100,588	6,659,931
Gartner, Inc.(a) Research and analysis on computer hardware, software, communications, and information technology	66,739	10,740,975
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	139,898	9,813,845
Total		38,872,543
Semiconductors & Semiconductor Equipment 3.1%
MKS Instruments, Inc. Instruments and components used to control and analyze gases in semiconductor manufacturing	108,990	8,489,231
Software 5.2%
Cadence Design Systems, Inc.(a) Software technology, design and consulting services and technology	121,900	8,631,739
New Relic, Inc.(a) Cloud based application performance management solutions	63,502	5,493,558
Total		14,125,297
Total Information Technology		69,861,308
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
UMH Properties, Inc. Real estate investment trust	553,148	6,864,567
Total Real Estate		6,864,567
Total Common Stocks (Cost: $239,591,700)		267,401,129

Securities Lending Collateral 0.0%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 2.250%(c),(d)	52,650	52,650
Total Securities Lending Collateral (Cost: $52,650)		52,650

Money Market Funds 1.4%

Columbia Short-Term Cash Fund, 2.433%(c),(e)	3,818,553	3,818,172
Total Money Market Funds (Cost: $3,818,172)		3,818,172
Total Investments in Securities (Cost $243,462,522)		271,271,951
Obligation to Return Collateral for Securities Loaned		(52,650)
Other Assets & Liabilities, Net		(43,050)
Net Assets		$271,176,251

The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $55,224.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	5,598,686	111,333,962	(113,114,095)	3,818,553	(286)	—	72,407	3,818,172
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	67

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	12,812,747	—	—	—	12,812,747
Consumer Discretionary	43,513,070	—	—	—	43,513,070
Financials	24,951,433	—	—	—	24,951,433
Health Care	66,118,867	—	—	—	66,118,867
Industrials	43,279,137	—	—	—	43,279,137
Information Technology	69,861,308	—	—	—	69,861,308
Real Estate	6,864,567	—	—	—	6,864,567
Total Common Stocks	267,401,129	—	—	—	267,401,129
Securities Lending Collateral	52,650	—	—	—	52,650
Money Market Funds	—	—	—	3,818,172	3,818,172
Total Investments in Securities	267,453,779	—	—	3,818,172	271,271,951
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments
Columbia Thermostat FundSM, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 45.6%
Issuer	Shares	Value ($)
Dividend Income 4.5%
Columbia Dividend Income Fund, Institutional 3 Class(a)	1,339,448	30,941,257
Total Dividend Income		30,941,257
International Small Mid Cap 4.6%
Columbia Acorn International®, Institutional 3 Class(a)	941,492	31,314,020
Total International Small Mid Cap		31,314,020
U.S. Large Cap 27.3%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,189,281	31,099,690
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	1,309,912	31,123,517
Columbia Large Cap Index Fund, Institutional 3 Class(a)	2,586,037	124,414,221
Total U.S. Large Cap		186,637,428
U.S. Mid Cap 4.6%
Columbia Acorn SelectSM, Institutional 3 Class(a),(b)	2,143,188	31,419,138
Total U.S. Mid Cap		31,419,138
U.S. Small Mid Cap 4.6%
Columbia Acorn® Fund, Institutional 3 Class(a),(b)	1,943,331	31,404,232
Total U.S. Small Mid Cap		31,404,232
Total Equity Funds (Cost: $295,549,521)		311,716,075

Exchange-Traded Funds 5.4%

Columbia Diversified Fixed Income Allocation ETF(a)	1,816,393	37,099,827
Total Exchange-Traded Funds (Cost: $34,987,779)		37,099,827

Fixed-Income Funds 48.4%
Issuer	Shares	Value ($)
Inflation Protected Securities 5.4%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	3,826,099	36,730,554
Total Inflation Protected Securities		36,730,554
Investment Grade 43.0%
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,572,917	37,372,716
Columbia Quality Income Fund, Institutional 3 Class(a)	13,252,200	73,152,142
Columbia Short Term Bond Fund, Institutional 3 Class(a)	5,464,596	54,864,548
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	11,267,125	128,332,548
Total Investment Grades		293,721,954
Total Fixed-Income Funds (Cost: $318,221,916)		330,452,508

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(a),(c)	4,570,208	4,569,751
Total Money Market Funds (Cost: $4,569,751)		4,569,751
Total Investments in Securities (Cost $653,328,967)		683,838,161
Other Assets & Liabilities, Net		(359,588)
Net Assets		$683,478,573
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	69

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Capital gain distributions — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Acorn International®, Institutional 3 Class
	310,169	1,214,260	(582,937)	941,492	1,108,604	914,962	96,646	1,731,093	31,314,020
Columbia Acorn SelectSM, Institutional 3 Class
	675,954	2,809,815	(1,342,581)	2,143,188	1,107,448	1,927,885	—	569,644	31,419,138
Columbia Acorn® Fund, Institutional 3 Class
	626,508	2,571,037	(1,254,214)	1,943,331	1,034,826	1,762,531	—	1,249,915	31,404,232
Columbia Contrarian Core Fund, Institutional 3 Class
	405,496	1,598,374	(814,589)	1,189,281	1,179,016	2,527,951	—	—	31,099,690
Columbia Corporate Income Fund, Institutional 3 Class
	5,784,658	2,002,452	(4,214,193)	3,572,917	(18,485)	3,874,061	902,768	—	37,372,716
Columbia Diversified Fixed Income Allocation ETF
	2,936,569	1,001,927	(2,122,103)	1,816,393	(119,727)	3,514,699	776,289	—	37,099,827
Columbia Dividend Income Fund, Institutional 3 Class
	453,812	1,767,177	(881,541)	1,339,448	1,166,042	1,871,313	212,995	—	30,941,257
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	—	4,674,587	(848,488)	3,826,099	85,667	880,003	—	—	36,730,554
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	425,513	1,727,781	(843,382)	1,309,912	1,166,951	1,479,632	—	507,514	31,123,517
Columbia Large Cap Index Fund, Institutional 3 Class
	834,492	3,411,954	(1,660,409)	2,586,037	1,883,736	5,883,037	397,359	6,306,086	124,414,221
Columbia Quality Income Fund, Institutional 3 Class
	20,836,213	8,022,917	(15,606,930)	13,252,200	69,283	3,102,154	1,653,606	—	73,152,142
Columbia Short Term Bond Fund, Institutional 3 Class
	14,104,862	5,395,478	(14,035,744)	5,464,596	332,106	1,870,469	1,771,437	—	54,864,548
Columbia Short-Term Cash Fund, 2.433%
	—	67,580,417	(63,010,209)	4,570,208	389	—	55,720	—	4,569,751
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	17,758,369	6,839,300	(13,330,544)	11,267,125	1,852,714	4,561,561	1,895,376	—	128,332,548
Total of Affiliated Transactions					10,848,570	34,170,258	7,762,196	10,364,252	683,838,161

(b)	Non-income producing security.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose net asset values are published each day.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	311,716,075	—	—	—	311,716,075
Exchange-Traded Funds	37,099,827	—	—	—	37,099,827
Fixed-Income Funds	330,452,508	—	—	—	330,452,508
Money Market Funds	—	—	—	4,569,751	4,569,751
Total Investments in Securities	679,268,410	—	—	4,569,751	683,838,161
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	71

Portfolio of Investments
Columbia Acorn Emerging Markets FundSM, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.0%
Issuer	Shares	Value ($)
Brazil 8.2%
Iguatemi Empresa de Shopping Centers SA Shopping centers throughout Brazil	16,000	190,253
Localiza Rent a Car SA Rents automobiles	219,100	2,321,691
Sul America SA Full service insurance company	239,200	2,339,705
Total		4,851,649
Cambodia 2.6%
NagaCorp Ltd. Leisure and tourism company	1,251,000	1,538,679
China 6.3%
51job, Inc., ADR(a) Integrated human resource services	7,057	532,803
58.Com, Inc., ADR(a) Local life service platform	6,700	416,539
China Medical System Holdings Ltd. Pharmaceutical and medical products	394,000	361,820
New Oriental Education & Technology Group, Inc., ADR(a) Educational services	16,331	1,577,248
TravelSky Technology Ltd., Class H IT solutions for China’s air travel and tourism industries	181,000	364,024
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b) Chain of restaurants in China	348,500	505,968
Total		3,758,402
Egypt 1.5%
Commercial International Bank of Egypt Provides a range of financial services	203,591	899,849
Hong Kong 6.4%
ASM Pacific Technology Ltd. Machines, tools & materials used in the semiconductor industry	34,700	355,759
Stella International Holdings Ltd. Footwear products	369,500	624,371
Value Partners Group Ltd. Independent, value oriented asset management group	1,426,000	952,447
Vitasoy International Holdings Ltd. Food and beverages	392,000	1,885,118
Total		3,817,695
Common Stocks (continued)
Issuer	Shares	Value ($)
India 11.8%
Care Ratings Ltd. Credit rating services	41,539	567,771
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	356,755	1,476,132
GRUH Finance Ltd.(a) Provides a range of home loans as well as insurance products	215,699	862,564
Havells India Ltd. Manufactures electrical products	58,028	660,772
Info Edge India Ltd. Online job posting website	11,400	371,530
PI Industries Ltd. Agricultural and fine chemicals and polymers	66,362	1,128,000
Shriram Transport Finance Co., Ltd. Finance for trucks	18,000	281,740
Tube Investments of India Ltd. Fabricated metal products	53,000	294,845
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	271,889	1,335,502
Total		6,978,856
Indonesia 3.1%
PT Link Net Tbk High-speed internet connection through fiber optic lines	3,135,800	943,348
PT Tower Bersama Infrastructure Tbk Telecommunication infrastructure services to Indonesian wireless carriers	3,344,300	897,699
Total		1,841,047
Malaysia 1.0%
AEON Credit Service M Bhd Consumer financing products	150,000	609,800
Mexico 3.4%
Corporación Inmobiliaria Vesta SAB de CV Real estate owner, developer and asset administrator	448,000	659,615
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	3,420	554,416
Qualitas Controladora SAB de CV Insurance holding company	280,700	787,678
Total		2,001,709
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Philippines 2.4%
D&L Industries, Inc. Customized raw materials	3,587,900	732,496
Security Bank Corp. Financial products & services	213,730	709,166
Total		1,441,662
Poland 2.0%
KRUK SA(a) Debt collection services	23,703	1,162,129
Russian Federation 2.2%
TCS Group Holding PLC, GDR Online retail financial services	65,474	1,283,290
South Africa 6.8%
Clicks Group Ltd. Owns and operates chains of retail stores	61,544	897,009
Famous Brands Ltd.(a) Food and beverage company	243,938	1,489,953
PSG Group Ltd. Diversified financial services	96,879	1,643,951
Total		4,030,913
South Korea 14.2%
DoubleUGames Co., Ltd. Online and mobile games	35,000	1,881,075
KEPCO Plant Service & Engineering Co., Ltd. Power Plant & Grid Maintenance	33,000	893,803
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	25,500	1,838,342
Korea Investment Holdings Co., Ltd. Financial holding company	26,249	1,837,192
Korea Zinc Co. Ltd. Non-ferrous metal smelting	4,792	1,976,461
Total		8,426,873
Taiwan 18.9%
Basso Industry Corp. Pneumatic nailers and staplers	721,000	1,354,970
Chailease Holding Co., Ltd. Financing services	114,000	472,416
Gourmet Master Co., Ltd.(a) Coffee & bakery cafes	143,088	799,985
Grape King Bio Ltd. Beverages, nutrition, pharmaceuticals, syrups and hair care products	168,000	1,107,812
Common Stocks (continued)
Issuer	Shares	Value ($)
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	9,000	1,124,042
Parade Technologies Ltd. Fabless semiconductor company	92,000	1,565,056
Silergy Corp. High performance analog integrated circuits	38,000	745,014
Silicon Motion Technology Corp., ADR Semiconductor products	9,710	430,930
Sinbon Electronics Co., Ltd. Cable, connectors & modems	547,000	2,001,223
Voltronic Power Technology Corp. Uninterruptible power supply products, inverters, multiple surface mounted devices and other power products	72,000	1,569,375
Total		11,170,823
Thailand 4.3%
Bangkok Chain Hospital PCL, Foreign Registered Shares Chain of hospitals in Thailand	1,574,000	852,191
Beauty Community PCL Cosmetic and beauty products	2,294,900	305,763
Mega Lifesciences PCL, Foreign Registered Shares Nutritional and herbal supplement, OTC and ethical drugs	630,000	719,865
Muangthai Capital PCL, Foreign Registered Shares Commercial lending company	374,700	690,894
Total		2,568,713
Turkey 1.0%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	82,949	596,812
United Kingdom 0.9%
ASA International Group PLC Micro financing company	113,000	503,700
Total Common Stocks (Cost: $50,576,028)		57,482,601

Securities Lending Collateral 0.5%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 2.250%(c),(d)	270,088	270,088
Total Securities Lending Collateral (Cost: $270,088)		270,088

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	73

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, June 30, 2019 (Unaudited)
Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(c),(e)	1,753,573	1,753,397
Total Money Market Funds (Cost: $1,753,397)		1,753,397
Total Investments in Securities (Cost: $52,599,513)		59,506,086
Obligation to Return Collateral for Securities Loaned		(270,088)
Other Assets & Liabilities, Net		(9,282)
Net Assets		$59,226,716
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at June 30, 2019. The total market value of securities on loan at June 30, 2019 was $253,354.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	1,107,016	9,919,676	(9,273,119)	1,753,573	19	—	20,511	1,753,397
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	4,851,649	—	—	—	4,851,649
Cambodia	—	1,538,679	—	—	1,538,679
China	2,526,590	1,231,812	—	—	3,758,402
Egypt	—	899,849	—	—	899,849
Hong Kong	—	3,817,695	—	—	3,817,695
India	—	6,978,856	—	—	6,978,856
Indonesia	—	1,841,047	—	—	1,841,047
Malaysia	—	609,800	—	—	609,800
Mexico	2,001,709	—	—	—	2,001,709
Philippines	—	1,441,662	—	—	1,441,662
Poland	—	1,162,129	—	—	1,162,129
Russian Federation	—	1,283,290	—	—	1,283,290
South Africa	—	4,030,913	—	—	4,030,913
South Korea	—	8,426,873	—	—	8,426,873
Taiwan	430,930	10,739,893	—	—	11,170,823
Thailand	—	2,568,713	—	—	2,568,713
Turkey	—	596,812	—	—	596,812
United Kingdom	—	503,700	—	—	503,700
Total Common Stocks	9,810,878	47,671,723	—	—	57,482,601
Securities Lending Collateral	270,088	—	—	—	270,088
Money Market Funds	—	—	—	1,753,397	1,753,397
Total Investments in Securities	10,080,966	47,671,723	—	1,753,397	59,506,086
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	75

Portfolio of Investments
Columbia Acorn European FundSM, June 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.2%
Issuer	Shares	Value ($)
Belgium 1.3%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	15,254	1,031,425
Denmark 4.7%
ALK-Abello AS(a) Pharmaceuticals for allergy vaccinations	4,486	1,047,433
SimCorp AS Global provider of highly specialised software for the investment management industry	28,103	2,720,429
Total		3,767,862
France 3.3%
Akka Technologies High-technology engineering consulting services	27,528	1,982,487
Robertet SA Liquid flavorings, perfumes and associated natural aromatic ingredients	980	712,075
Total		2,694,562
Germany 17.3%
Deutsche Beteiligungs AG Private equity company, investing in domestic medium-sized companies	20,513	791,895
Hypoport AG(a) Technology service provider	1,725	470,935
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	8,416	2,007,305
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	55,356	3,334,806
Rational AG Food preparation appliances/processors and kitchen accessories	3,454	2,380,480
Stroeer SE & Co. KGaA Digital multi-channel media company	25,835	1,940,883
Varta AG(a) Manufactures and markets a wide range of industrial, commercial and miniaturized batteries	33,824	2,099,986
Washtec AG Car, truck and railroad car washing systems	13,288	903,565
Total		13,929,855
Ireland 1.8%
UDG Healthcare PLC Commercialisation solutions for health care companies	139,875	1,418,960
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 7.1%
Amplifon SpA Hearing aids	37,609	881,213
Carel Industries SpA Control solutions for HVAC and humidification systems	97,613	1,187,655
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	80,273	786,407
Freni Brembo SpA Braking systems and components	119,438	1,374,539
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	17,786	1,474,997
Total		5,704,811
Malta 2.3%
Kindred Group PLC Online gambling services	213,466	1,812,199
Netherlands 3.8%
Aalberts NV Industrial services and flow control systems	21,501	843,963
IMCD NV Specialty chemicals and food ingredients	24,600	2,256,585
Total		3,100,548
Norway 0.9%
Atea ASA(a) Nordic and Baltic supplier of IT infrastructure	55,656	756,830
Poland 1.5%
KRUK SA(a) Debt collection services	24,470	1,199,734
Russian Federation 1.1%
TCS Group Holding PLC, GDR Online retail financial services	43,279	848,268
Spain 2.9%
Befesa SA Waste recycling services	18,177	723,417
eDreams ODIGEO SA(a) Online travel company	366,832	1,608,016
Total		2,331,433
The accompanying Notes to Financial Statements are an integral part of this statement.
76	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 13.8%
AddTech AB, Class B High-tech industrial components and systems	58,811	1,785,813
Hexagon AB, Class B Design, measurement and visualisation technologies	30,248	1,681,899
Sectra AB, Class B(a) Medical and communication systems	98,922	3,584,613
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	95,299	2,618,276
Trelleborg AB, Class B Manufactures and distributes industrial products	100,889	1,434,240
Total		11,104,841
Switzerland 9.2%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	467	2,870,314
Bossard Holding AG, Class A, Registered Shares Fastening devices, industrial adhesives & tools	4,545	707,538
Inficon Holding AG Vacuum instruments used to monitor and control production processes	1,450	884,953
Kardex AG Storage, warehouse and materials handling systems	9,971	1,742,090
Partners Group Holding AG Global private markets asset management firm	1,583	1,244,902
Total		7,449,797
Turkey 0.8%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	91,257	656,587
Ukraine 0.4%
Kernel Holding SA Diversified agri-business	28,000	362,219
United Kingdom 25.0%
Ascential PLC Media and consultancy services	234,540	1,061,012
Croda International PLC Diverse range of chemicals and chemical products	15,080	980,898
Dechra Pharmaceuticals PLC International veterinary pharmaceuticals	56,426	1,969,401
GW Pharmaceuticals PLC, ADR(a) Cannabinoid prescription medicines	5,698	982,278
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	98,334	2,525,474
Common Stocks (continued)
Issuer	Shares	Value ($)
Intermediate Capital Group PLC Private equity firm	107,246	1,881,159
Renishaw PLC High technology precision measuring and calibration equipment	15,470	837,908
Rentokil Initial PLC Fully integrated facilities management and essential support services	498,636	2,517,456
Rightmove PLC Website that lists properties across Britain	238,196	1,620,458
Safestore Holdings PLC Self storage facilities	198,440	1,546,074
Spectris PLC Products for electronic control and process instrumentation sectors	23,000	840,122
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	20,671	2,413,137
WH Smith PLC Retails books, magazines, newspapers, and periodicals	38,298	959,314
Total		20,134,691
Total Common Stocks (Cost: $57,163,917)		78,304,622

Preferred Stocks 1.1%
Issuer	Shares	Value ($)
Germany 1.1%
Sartorius AG Precision electronic equipment and components	4,340	890,066
Total Preferred Stocks (Cost: $419,934)		890,066

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.433%(b),(c)	1,014,619	1,014,517
Total Money Market Funds (Cost: $1,014,517)		1,014,517
Total Investments in Securities (Cost: $58,598,368)		80,209,205
Other Assets & Liabilities, Net		336,229
Net Assets		$80,545,434

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	77

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.433%
	133,396	16,246,576	(15,365,353)	1,014,619	(54)	—	16,759	1,014,517
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not typically statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are traded in the European region or Asia Pacific region time zones which are typically statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The accompanying Notes to Financial Statements are an integral part of this statement.
78	Columbia Acorn Family of Funds | Semiannual Report 2019

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, June 30, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2019:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Belgium	—	1,031,425	—	—	1,031,425
Denmark	—	3,767,862	—	—	3,767,862
France	—	2,694,562	—	—	2,694,562
Germany	—	13,929,855	—	—	13,929,855
Ireland	—	1,418,960	—	—	1,418,960
Italy	—	5,704,811	—	—	5,704,811
Malta	—	1,812,199	—	—	1,812,199
Netherlands	—	3,100,548	—	—	3,100,548
Norway	—	756,830	—	—	756,830
Poland	—	1,199,734	—	—	1,199,734
Russian Federation	—	848,268	—	—	848,268
Spain	—	2,331,433	—	—	2,331,433
Sweden	—	11,104,841	—	—	11,104,841
Switzerland	—	7,449,797	—	—	7,449,797
Turkey	—	656,587	—	—	656,587
Ukraine	—	362,219	—	—	362,219
United Kingdom	982,278	19,152,413	—	—	20,134,691
Total Common Stocks	982,278	77,322,344	—	—	78,304,622
Preferred Stocks
Germany	—	890,066	—	—	890,066
Total Preferred Stocks	—	890,066	—	—	890,066
Money Market Funds	—	—	—	1,014,517	1,014,517
Total Investments in Securities	982,278	78,212,410	—	1,014,517	80,209,205
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	79

Statement of Assets and Liabilities
June 30, 2019 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $3,339,750,986, $1,889,346,108, $252,998,101, $101,437,355, respectively)	$4,269,026,906	$2,617,502,261	$297,933,754	$132,462,603
Affiliated issuers (cost $77,476,251, $123,190,165, $13,753,908, $4,926,297, respectively)	79,269,973	123,190,165	13,753,908	4,926,297
Margin deposits on:
Futures contracts	—	5,054,000	284,000	—
Receivable for:
Investments sold	26,020,323	21,270,756	1,274,511	—
Capital shares sold	696,265	666,302	208,415	374,244
Dividends	1,451,733	3,593,586	169,795	21,847
Securities lending income	368,464	47,768	579	97
Foreign tax reclaims	6,432	3,813,491	492	109,926
Variation margin for futures contracts	—	432,332	69,200	—
Expense reimbursement due from Investment Manager	—	2,686	280	397
Prepaid expenses	37,716	27,250	2,845	905
Trustees’ deferred compensation plan	3,191,773	1,693,467	307,531	—
Other assets	3,456	11,082	—	—
Total assets	4,380,073,041	2,777,305,146	314,005,310	137,896,316
Liabilities
Due to custodian	—	—	2,557	2
Foreign currency (cost $—, $ 222,316, $ —, $—, respectively)	—	222,992	—	—
Due upon return of securities on loan	666,000	9,138,242	638,793	127,574
Payable for:
Investments purchased	10,119,656	8,756,779	5,934,564	—
Capital shares purchased	2,661,415	2,451,734	14,138	130,564
Variation margin for futures contracts	—	54,000	—	—
Investment advisory fee	79,531	58,742	7,669	3,318
Distribution and/or service fees	8,078	2,748	497	300
Transfer agent fees	378,795	226,228	34,361	11,749
Administration fees	5,844	3,687	410	184
Trustees’ fees	2,557	315	100	67,781
Compensation of chief compliance officer	—	475	—	—
Audit fees	28,185	9,854	23,823	24,494
Other expenses	144,898	481,281	21,034	22,271
Trustees’ deferred compensation plan	3,191,773	1,693,467	307,531	—
Total liabilities	17,286,732	23,100,544	6,985,477	388,237
Net assets applicable to outstanding capital stock	$4,362,786,309	$2,754,204,602	$307,019,833	$137,508,079
Represented by
Paid in capital	3,001,611,084	1,892,807,438	243,408,234	100,882,141
Total distributable earnings (loss)	1,361,175,225	861,397,164	63,611,599	36,625,938
Total - representing net assets applicable to outstanding capital stock	$4,362,786,309	$2,754,204,602	$307,019,833	$137,508,079
* Includes the value of securities on loan	659,808	8,688,917	670,023	122,193
The accompanying Notes to Financial Statements are an integral part of this statement.
80	Columbia Acorn Family of Funds | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
June 30, 2019 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM
Class A
Net assets	$859,314,946	$312,654,484	$57,098,733	$34,103,107
Shares outstanding	70,409,310	9,537,711	4,879,886	1,193,574
Net asset value per share(a)	$12.20	$32.78	$11.70	$28.57
Maximum sales charge	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.94	$34.78	$12.41	$30.31
Advisor Class
Net assets	$46,170,444	$13,360,713	$17,793,010	$2,749,204
Shares outstanding	2,916,359	401,918	1,119,079	94,056
Net asset value per share(c)	$15.83	$33.24	$15.90	$29.23
Class C
Net assets	$82,027,700	$21,202,988	$4,066,281	$2,488,482
Shares outstanding	16,503,889	693,290	846,533	95,352
Net asset value per share(a)	$4.97	$30.58	$4.80	$26.10
Institutional Class
Net assets	$3,240,797,387	$1,952,121,489	$157,700,976	$84,677,694
Shares outstanding	215,315,638	59,406,650	10,613,444	2,920,586
Net asset value per share(c)	$15.05	$32.86	$14.86	$28.99
Institutional 2 Class
Net assets	$48,608,928	$190,577,638	$4,163,650	$2,158,121
Shares outstanding	3,039,816	5,802,839	259,807	73,851
Net asset value per share(c)	$15.99	$32.84	$16.03	$29.22
Institutional 3 Class
Net assets	$85,866,904	$260,602,370	$66,197,183	$11,331,471
Shares outstanding	5,313,711	7,836,095	4,086,367	387,961
Net asset value per share(c)	$16.16	$33.26	$16.20	$29.21
Class R
Net assets	$—	$3,684,920	$—	$—
Shares outstanding	—	112,462	—	—
Net asset value per share(c)	$—	$32.77	$—	$—

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	81

Statement of Assets and Liabilities  (continued)
June 30, 2019 (Unaudited)
	Columbia Acorn SelectSM	Columbia Thermostat FundSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $239,644,350, $—, $50,846,116, $57,583,851, respectively)	$267,453,779	$—	$57,752,689	$79,194,688
Affiliated issuers (cost $3,818,172, $653,328,967, $1,753,397, $1,014,517, respectively)	3,818,172	683,838,161	1,753,397	1,014,517
Foreign currency (cost $—, $—, $8,009, $17,510, respectively)	—	—	8,009	17,514
Receivable for:
Investments sold	—	—	217,109	—
Capital shares sold	10,598	819,725	4,989	104,646
Dividends	133,700	739,559	58,169	93,351
Securities lending income	114	—	757	110
Foreign tax reclaims	—	—	258	212,836
Expense reimbursement due from Investment Manager	—	1,255	912	1,022
Prepaid expenses	2,372	5,376	586	798
Trustees’ deferred compensation plan	255,337	—	—	—
Other assets	—	9,298	26,645	32,112
Total assets	271,674,072	685,413,374	59,823,520	80,671,594
Liabilities
Due upon return of securities on loan	52,650	—	270,088	—
Payable for:
Investments purchased	—	732,482	125,677	—
Capital shares purchased	111,654	864,361	46,757	45,282
Foreign capital gains taxes deferred	—	—	38,388	—
Investment advisory fee	4,702	1,867	2,013	2,601
Distribution and/or service fees	746	5,777	399	362
Transfer agent fees	23,041	61,969	7,784	8,697
Administration fees	362	921	79	108
Trustees’ fees	73	227,446	43,160	14,207
Compensation of chief compliance officer	—	—	9	15
Audit fees	23,823	15,052	21,642	25,900
Custodian fees	2,191	914	37,113	25,190
Other expenses	23,242	24,012	3,695	3,798
Trustees’ deferred compensation plan	255,337	—	—	—
Total liabilities	497,821	1,934,801	596,804	126,160
Net assets applicable to outstanding capital stock	$271,176,251	$683,478,573	$59,226,716	$80,545,434
Represented by
Paid in capital	220,202,593	629,426,892	126,718,088	66,261,394
Total distributable earnings (loss)	50,973,658	54,051,681	(67,491,372)	14,284,040
Total - representing net assets applicable to outstanding capital stock	$271,176,251	$683,478,573	$59,226,716	$80,545,434
* Includes the value of securities on loan	55,224	—	253,354	—
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Columbia Acorn Family of Funds | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
June 30, 2019 (Unaudited)
	Columbia Acorn SelectSM	Columbia Thermostat FundSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
Class A
Net assets	$96,988,277	$212,579,622	$24,296,060	$25,931,653
Shares outstanding	8,253,139	14,124,563	2,040,434	1,285,978
Net asset value per share(a)	$11.75	$15.05	$11.91	$20.16
Maximum sales charge	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share(b) (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.47	$15.97	$12.64	$21.39
Advisor Class
Net assets	$2,289,893	$13,720,406	$830,374	$1,629,848
Shares outstanding	159,123	919,266	68,936	80,134
Net asset value per share(c)	$14.39	$14.93	$12.05	$20.34
Class C
Net assets	$3,287,890	$158,154,569	$8,611,961	$6,765,607
Shares outstanding	494,134	10,468,960	733,301	342,008
Net asset value per share(a)	$6.65	$15.11	$11.74	$19.78
Institutional Class
Net assets	$128,379,343	$266,020,033	$24,165,229	$44,677,405
Shares outstanding	9,346,856	17,923,151	2,017,939	2,207,437
Net asset value per share(c)	$13.74	$14.84	$11.98	$20.24
Institutional 2 Class
Net assets	$2,513,287	$32,104,863	$544,189	$1,527,949
Shares outstanding	173,461	2,147,775	45,119	74,652
Net asset value per share(c)	$14.49	$14.95	$12.06	$20.47
Institutional 3 Class
Net assets	$37,717,561	$899,080	$778,903	$12,972
Shares outstanding	2,572,596	60,237	65,151	644
Net asset value per share(c)	$14.66	$14.93	$11.96	$20.15 (d)

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)	On sales of $50,000 or more the offering price is reduced.
(c)	Redemption price per share is equal to net asset value.
(d)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	83

Statement of Operations
Six Months Ended June 30, 2019 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM
Net investment income
Income:
Dividends — unaffiliated issuers	$17,527,457	$34,688,220	$1,540,737	$1,337,071
Dividends — affiliated issuers	1,202,995	1,254,044	115,304	42,468
Income from securities lending — net	711,725	125,928	8,108	1,051
Foreign taxes withheld	(80,503)	(3,306,252)	(13,835)	(129,570)
Total income	19,361,674	32,761,940	1,650,314	1,251,020
Expenses:
Investment advisory fee	14,072,373	10,508,168	1,401,531	551,620
Distribution and/or service fees
Class A	1,045,195	382,615	68,835	37,533
Class C	431,552	113,553	24,052	13,292
Class R	—	15,205	—	—
Transfer agent fees
Class A	396,169	183,350	37,319	21,871
Advisor Class	21,456	8,012	11,444	1,529
Class C	40,895	13,603	3,263	1,942
Institutional Class	1,473,722	1,145,446	107,946	56,639
Institutional 2 Class	13,226	50,161	1,130	499
Institutional 3 Class	2,518	8,437	2,300	416
Class R	—	3,680	—	—
Administration fees	1,034,676	660,342	75,040	30,604
Trustees’ fees	242,270	156,136	17,865	21,655
Custodian fees	17,181	260,681	5,560	9,851
Printing and postage fees	136,088	159,195	21,852	14,069
Registration fees	51,444	61,498	45,749	44,499
Audit fees	25,047	51,796	19,913	24,229
Legal fees	398,163	259,559	29,248	11,465
Line of credit interest	—	11,346	795	143
Compensation of chief compliance officer	8,624	5,401	628	248
Other	103,761	88,381	15,736	7,685
Total expenses	19,514,360	14,146,565	1,890,206	849,789
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(14,971)	(183,805)	(68,765)	(93,149)
Fees waived by transfer agent
Class A	(103,514)	(14,999)	—	—
Advisor Class	(5,606)	(653)	—	—
Class C	(10,686)	(1,113)	—	—
Institutional Class	(384,985)	(93,549)	—	—
Institutional 2 Class	(2,150)	(5,729)	(163)	(112)
Institutional 3 Class	(2,518)	(8,437)	(2,300)	(416)
Class R	—	(336)	—	—
Total net expenses	18,989,930	13,837,944	1,818,978	756,112
Net investment income (loss)	371,744	18,923,996	(168,664)	494,908
The accompanying Notes to Financial Statements are an integral part of this statement.
84	Columbia Acorn Family of Funds | Semiannual Report 2019

Statement of Operations  (continued)
Six Months Ended June 30, 2019 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$445,416,988	$105,151,365	$21,008,925	$5,267,746
Investments — affiliated issuers	(7,872,756)	675	(291)	(28)
Foreign currency translations	—	(286,161)	—	(3,712)
Futures contracts	—	10,394,339	445,545	—
Net realized gain	437,544,232	115,260,218	21,454,179	5,264,006
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	351,210,051	320,646,708	32,466,703	20,063,800
Investments — affiliated issuers	4,609,612	—	—	—
Foreign currency translations	—	60,006	—	(457)
Futures contracts	—	2,859,908	154,203	—
Net change in unrealized appreciation (depreciation)	355,819,663	323,566,622	32,620,906	20,063,343
Net realized and unrealized gain	793,363,895	438,826,840	54,075,085	25,327,349
Net increase in net assets resulting from operations	$793,735,639	$457,750,836	$53,906,421	$25,822,257
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	85

Statement of Operations  (continued)
Six Months Ended June 30, 2019 (Unaudited)
	Columbia Acorn SelectSM	Columbia Thermostat FundSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
Net investment income
Income:
Dividends — unaffiliated issuers	$1,361,570	$—	$470,215	$1,175,319
Dividends — affiliated issuers	72,407	7,762,196	20,511	16,759
Interest	—	71	—	—
Income from securities lending — net	1,456	—	5,534	549
Foreign taxes withheld	(10,527)	—	(46,308)	(120,528)
Total income	1,424,906	7,762,267	449,952	1,072,099
Expenses:
Investment advisory fee	1,084,631	335,021	372,828	443,078
Distribution and/or service fees
Class A	120,445	248,664	29,576	29,020
Class C	19,525	822,547	45,156	39,494
Transfer agent fees
Class A	71,417	103,878	16,412	13,335
Advisor Class	1,748	8,739	581	847
Class C	2,894	85,888	6,276	4,554
Institutional Class	94,121	137,997	17,272	22,715
Institutional 2 Class	723	7,252	190	714
Institutional 3 Class	860	85	62	1
Administration fees	63,017	165,444	14,729	18,386
Trustees’ fees	14,899	80,616	13,120	6,430
Custodian fees	2,091	925	27,756	25,607
Printing and postage fees	22,558	39,229	11,445	11,012
Registration fees	42,976	45,909	41,092	44,310
Audit fees	19,913	10,412	35,343	21,880
Legal fees	24,370	64,204	5,890	7,072
Line of credit interest	668	3,135	—	—
Compensation of chief compliance officer	533	1,434	122	143
Other	11,694	19,462	7,157	7,382
Total expenses	1,599,083	2,180,841	645,007	695,980
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(259,474)	(274,418)	(189,462)	(183,178)
Fees waived by transfer agent
Class A	(18,421)	—	—	—
Advisor Class	(454)	—	—	—
Class C	(746)	—	—	—
Institutional Class	(24,276)	—	—	—
Institutional 2 Class	(152)	(1,059)	(55)	(160)
Institutional 3 Class	(860)	(85)	(62)	(1)
Total net expenses	1,294,700	1,905,279	455,428	512,641
Net investment income (loss)	130,206	5,856,988	(5,476)	559,458
The accompanying Notes to Financial Statements are an integral part of this statement.
86	Columbia Acorn Family of Funds | Semiannual Report 2019

Statement of Operations  (continued)
Six Months Ended June 30, 2019 (Unaudited)
	Columbia Acorn SelectSM	Columbia Thermostat FundSM	Columbia Acorn Emerging Markets FundSM	Columbia Acorn European FundSM
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$23,350,766	$—	$95,524	$1,080,740
Investments — affiliated issuers	(286)	10,848,570	19	(54)
Capital gain distributions from underlying affiliated funds	—	10,364,252	—	—
Foreign currency translations	—	—	(19,144)	(9,541)
Net realized gain	23,350,480	21,212,822	76,399	1,071,145
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	16,175,818	—	6,053,045	17,792,801
Investments — affiliated issuers	—	34,170,258	—	—
Foreign currency translations	—	—	(1,474)	719
Foreign capital gains tax	—	—	96,931	—
Net change in unrealized appreciation (depreciation)	16,175,818	34,170,258	6,148,502	17,793,520
Net realized and unrealized gain	39,526,298	55,383,080	6,224,901	18,864,665
Net increase in net assets resulting from operations	$39,656,504	$61,240,068	$6,219,425	$19,424,123
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	87

Statement of Changes in Net Assets
	Columbia Acorn® Fund		Columbia Acorn International®
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income (loss)	$371,744	$(1,473,010)	$18,923,996	$31,490,836
Net realized gain	437,544,232	568,802,668	115,260,218	767,817,428
Net change in unrealized appreciation (depreciation)	355,819,663	(729,629,122)	323,566,622	(1,335,912,085)
Net increase (decrease) in net assets resulting from operations	793,735,639	(162,299,464)	457,750,836	(536,603,821)
Distributions to shareholders
Net investment income and net realized gains
Class A	(45,045,853)	(112,814,791)	(18,641,968)	(82,964,499)
Advisor Class	(1,894,417)	(5,081,826)	(810,125)	(5,904,555)
Class C	(10,411,299)	(34,387,755)	(1,338,733)	(7,690,257)
Institutional Class	(139,201,940)	(373,295,790)	(117,245,059)	(540,013,173)
Institutional 2 Class	(1,967,756)	(5,204,282)	(11,761,709)	(57,983,593)
Institutional 3 Class	(3,419,828)	(6,583,918)	(15,473,917)	(62,135,761)
Class R			(212,188)	(2,658,425)
Total distributions to shareholders	(201,941,093)	(537,368,362)	(165,483,699)	(759,350,263)
Decrease in net assets from capital stock activity	(27,373,292)	(140,140,835)	(63,493,878)	(1,085,574,576)
Total increase (decrease) in net assets	564,421,254	(839,808,661)	228,773,259	(2,381,528,660)
Net assets at beginning of period	3,798,365,055	4,638,173,716	2,525,431,343	4,906,960,003
Net assets at end of period	$4,362,786,309	$3,798,365,055	$2,754,204,602	$2,525,431,343
The accompanying Notes to Financial Statements are an integral part of this statement.
88	Columbia Acorn Family of Funds | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Columbia Acorn USA®		Columbia Acorn International SelectSM
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income (loss)	$(168,664)	$(998,235)	$494,908	$463,431
Net realized gain	21,454,179	51,544,360	5,264,006	15,549,271
Net change in unrealized appreciation (depreciation)	32,620,906	(53,702,262)	20,063,343	(30,631,305)
Net increase (decrease) in net assets resulting from operations	53,906,421	(3,156,137)	25,822,257	(14,618,603)
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,660,977)	(8,375,728)	(350,342)	(1,884,728)
Advisor Class	(623,053)	(2,089,581)	(31,882)	(88,392)
Class C	(505,050)	(1,803,921)	(26,716)	(230,740)
Institutional Class	(5,894,745)	(23,581,038)	(1,073,641)	(5,035,667)
Institutional 2 Class	(144,479)	(718,944)	(29,086)	(87,496)
Institutional 3 Class	(2,279,565)	(7,584,575)	(155,997)	(622,521)
Total distributions to shareholders	(12,107,869)	(44,153,787)	(1,667,664)	(7,949,544)
Increase (decrease) in net assets from capital stock activity	(10,772,483)	626,090	4,087,305	1,039,524
Total increase (decrease) in net assets	31,026,069	(46,683,834)	28,241,898	(21,528,623)
Net assets at beginning of period	275,993,764	322,677,598	109,266,181	130,794,804
Net assets at end of period	$307,019,833	$275,993,764	$137,508,079	$109,266,181
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	89

Statement of Changes in Net Assets   (continued)
	Columbia Acorn SelectSM		Columbia Thermostat FundSM
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income	$130,206	$280,871	$5,856,988	$11,809,496
Net realized gain	23,350,480	38,584,900	21,212,822	19,267,639
Net change in unrealized appreciation (depreciation)	16,175,818	(71,032,642)	34,170,258	(32,423,879)
Net increase (decrease) in net assets resulting from operations	39,656,504	(32,166,871)	61,240,068	(1,346,744)
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,187,833)	(20,308,218)	(1,569,492)	(10,673,840)
Advisor Class	(43,116)	(881,008)	(104,748)	(708,559)
Class C	(147,396)	(3,272,890)	(1,300,292)	(8,158,095)
Institutional Class	(2,493,618)	(25,262,616)	(2,103,209)	(15,036,009)
Institutional 2 Class	(45,860)	(361,405)	(246,148)	(900,690)
Institutional 3 Class	(683,612)	(2,802,824)	(6,973)	(26,585)
Total distributions to shareholders	(5,601,435)	(52,888,961)	(5,330,862)	(35,503,778)
Increase (decrease) in net assets from capital stock activity	1,726,537	11,572,541	(14,283,515)	(180,527,642)
Total increase (decrease) in net assets	35,781,606	(73,483,291)	41,625,691	(217,378,164)
Net assets at beginning of period	235,394,645	308,877,936	641,852,882	859,231,046
Net assets at end of period	$271,176,251	$235,394,645	$683,478,573	$641,852,882
The accompanying Notes to Financial Statements are an integral part of this statement.
90	Columbia Acorn Family of Funds | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Columbia Acorn Emerging Markets FundSM		Columbia Acorn European FundSM
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations
Net investment income (loss)	$(5,476)	$493,410	$559,458	$666,558
Net realized gain (loss)	76,399	8,372,207	1,071,145	(576,569)
Net change in unrealized appreciation (depreciation)	6,148,502	(24,082,433)	17,793,520	(18,947,041)
Net increase (decrease) in net assets resulting from operations	6,219,425	(15,216,816)	19,424,123	(18,857,052)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(348,800)	—	(219,414)
Advisor Class	—	(15,124)	—	(17,370)
Class C	—	(56,171)	—	(95,170)
Institutional Class	—	(452,975)	—	(336,429)
Institutional 2 Class	—	(9,169)	—	(31,742)
Institutional 3 Class	—	(13,183)	—	(20)
Return of capital
Class A	—	(28,167)	—	—
Advisor Class	—	(1,020)	—	—
Class C	—	(11,141)	—	—
Institutional Class	—	(30,545)	—	—
Institutional 2 Class	—	(591)	—	—
Institutional 3 Class	—	(823)	—	—
Total distributions to shareholders	—	(967,709)	—	(700,145)
Decrease in net assets from capital stock activity	(6,078,978)	(30,986,000)	(7,384,270)	(14,494,645)
Increase from payment by affiliate	—	34,559	—	—
Total increase (decrease) in net assets	140,447	(47,135,966)	12,039,853	(34,051,842)
Net assets at beginning of period	59,086,269	106,222,235	68,505,581	102,557,423
Net assets at end of period	$59,226,716	$59,086,269	$80,545,434	$68,505,581
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	91

Statement of Changes in Net Assets   (continued)
	Columbia Acorn® Fund				Columbia Acorn International®
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,344,567	28,438,112	14,482,087	199,117,901	397,301	12,884,297	1,204,707	53,366,756
Distributions reinvested	3,459,095	41,474,551	8,565,521	103,282,789	561,490	17,877,924	2,517,943	79,449,411
Redemptions	(7,534,228)	(91,799,469)	(15,172,354)	(202,514,211)	(1,472,909)	(48,123,102)	(3,686,910)	(156,642,002)
Net increase (decrease)	(1,730,566)	(21,886,806)	7,875,254	99,886,479	(514,118)	(17,360,881)	35,740	(23,825,835)
Advisor Class
Subscriptions	438,032	6,736,911	1,389,865	23,281,479	88,064	2,881,221	370,989	17,261,530
Distributions reinvested	109,228	1,698,502	286,808	4,437,619	25,020	807,899	162,265	5,894,237
Redemptions	(597,479)	(9,415,398)	(1,112,297)	(18,894,372)	(138,172)	(4,544,878)	(2,227,246)	(101,932,993)
Net increase (decrease)	(50,219)	(979,985)	564,376	8,824,726	(25,088)	(855,758)	(1,693,992)	(78,777,226)
Class C
Subscriptions	683,946	3,544,784	1,447,676	9,225,458	19,906	607,688	65,481	2,775,489
Distributions reinvested	2,015,449	9,835,388	5,636,603	32,972,060	43,760	1,300,539	241,578	7,481,172
Redemptions	(3,511,170)	(18,317,795)	(27,200,903)	(186,297,980)	(196,118)	(6,018,633)	(912,454)	(38,562,522)
Net decrease	(811,775)	(4,937,623)	(20,116,624)	(144,100,462)	(132,452)	(4,110,406)	(605,395)	(28,305,861)
Institutional Class
Subscriptions	3,077,138	45,741,148	7,560,930	122,219,111	1,714,420	54,188,226	2,947,643	124,432,793
Distributions reinvested	8,608,486	127,233,421	23,112,853	341,236,718	2,931,816	93,584,584	13,084,488	412,927,075
Redemptions	(13,341,591)	(198,710,974)	(35,160,985)	(557,342,383)	(7,045,089)	(229,969,934)	(21,151,836)	(898,058,188)
Net decrease	(1,655,967)	(25,736,405)	(4,487,202)	(93,886,554)	(2,398,853)	(82,197,124)	(5,119,705)	(360,698,320)
Institutional 2 Class
Subscriptions	646,994	10,198,278	973,489	16,597,800	1,314,043	42,601,071	1,564,761	72,479,772
Distributions reinvested	125,335	1,967,756	328,128	5,203,420	169,089	5,393,946	1,121,675	36,095,844
Redemptions	(431,089)	(6,866,692)	(2,796,573)	(48,203,357)	(1,122,595)	(36,146,340)	(6,330,859)	(270,594,603)
Net increase (decrease)	341,240	5,299,342	(1,494,956)	(26,402,137)	360,537	11,848,677	(3,644,423)	(162,018,987)
Institutional 3 Class
Subscriptions	2,850,191	44,311,311	3,490,426	59,038,867	2,218,901	71,683,427	4,105,290	192,225,142
Distributions reinvested	215,490	3,419,828	417,329	6,583,918	355,028	11,467,414	1,430,787	47,433,802
Redemptions	(1,688,709)	(26,862,954)	(2,880,541)	(50,085,672)	(1,406,380)	(46,586,153)	(14,314,023)	(673,079,067)
Net increase (decrease)	1,376,972	20,868,185	1,027,214	15,537,113	1,167,549	36,564,688	(8,777,946)	(433,420,123)
Class R
Subscriptions	—	—	—	—	21,872	704,809	111,819	4,932,695
Distributions reinvested	—	—	—	—	6,132	195,161	81,344	2,552,399
Redemptions	—	—	—	—	(256,905)	(8,283,044)	(135,987)	(6,013,318)
Net increase (decrease)	—	—	—	—	(228,901)	(7,383,074)	57,176	1,471,776
Total net decrease	(2,530,315)	(27,373,292)	(16,631,938)	(140,140,835)	(1,771,326)	(63,493,878)	(19,748,545)	(1,085,574,576)
The accompanying Notes to Financial Statements are an integral part of this statement.
92	Columbia Acorn Family of Funds | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Columbia Acorn USA®				Columbia Acorn International SelectSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	306,572	3,600,650	1,376,744	18,267,295	196,126	5,221,968	375,760	10,651,053
Distributions reinvested	223,014	2,544,585	699,793	7,935,061	12,295	338,504	77,655	1,824,896
Redemptions	(434,421)	(5,140,057)	(1,134,480)	(14,506,433)	(127,278)	(3,390,787)	(252,530)	(7,123,558)
Net increase	95,165	1,005,178	942,057	11,695,923	81,143	2,169,685	200,885	5,352,391
Advisor Class
Subscriptions	76,109	1,223,845	837,779	15,358,547	57,409	1,521,400	38,028	1,123,008
Distributions reinvested	40,197	623,053	136,861	2,089,581	1,131	31,844	3,664	88,202
Redemptions	(55,686)	(886,887)	(933,018)	(16,954,707)	(14,526)	(396,778)	(53,440)	(1,565,189)
Net increase (decrease)	60,620	960,011	41,622	493,421	44,014	1,156,466	(11,748)	(353,979)
Class C
Subscriptions	73,340	383,196	313,173	2,077,318	7,881	193,147	36,333	979,251
Distributions reinvested	105,595	494,186	334,238	1,774,726	1,045	26,316	10,568	227,625
Redemptions	(352,560)	(1,758,898)	(1,122,430)	(7,883,868)	(41,725)	(1,010,969)	(105,985)	(2,845,286)
Net decrease	(173,625)	(881,516)	(475,019)	(4,031,824)	(32,799)	(791,506)	(59,084)	(1,638,410)
Institutional Class
Subscriptions	413,053	6,038,493	1,614,982	26,732,776	411,591	11,143,313	793,679	22,244,906
Distributions reinvested	389,421	5,642,709	1,536,419	22,101,744	34,432	961,690	184,011	4,394,183
Redemptions	(1,739,988)	(26,078,124)	(4,055,929)	(65,587,290)	(440,519)	(12,009,550)	(1,114,888)	(32,550,369)
Net increase (decrease)	(937,514)	(14,396,922)	(904,528)	(16,752,770)	5,504	95,453	(137,198)	(5,911,280)
Institutional 2 Class
Subscriptions	28,156	455,793	265,478	4,960,411	26,254	723,257	29,291	879,117
Distributions reinvested	9,247	144,439	44,378	718,791	1,032	29,050	3,628	87,329
Redemptions	(17,746)	(282,199)	(694,916)	(12,588,773)	(3,427)	(91,054)	(3,773)	(108,283)
Net increase (decrease)	19,657	318,033	(385,060)	(6,909,571)	23,859	661,253	29,146	858,163
Institutional 3 Class
Subscriptions	381,281	6,158,380	1,017,530	18,563,862	89,043	2,434,275	131,427	3,864,719
Distributions reinvested	144,221	2,277,249	486,992	7,516,430	5,535	155,761	25,856	622,353
Redemptions	(381,312)	(6,212,896)	(559,482)	(9,949,381)	(66,091)	(1,794,082)	(60,597)	(1,754,433)
Net increase	144,190	2,222,733	945,040	16,130,911	28,487	795,954	96,686	2,732,639
Total net increase (decrease)	(791,507)	(10,772,483)	164,112	626,090	150,208	4,087,305	118,687	1,039,524
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	93

Statement of Changes in Net Assets   (continued)
	Columbia Acorn SelectSM				Columbia Thermostat FundSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	154,739	1,793,330	1,647,135	23,680,572	1,908,982	27,793,252	1,333,900	19,378,036
Distributions reinvested	169,522	1,951,203	1,474,425	18,023,829	99,272	1,473,204	720,600	10,054,448
Redemptions	(863,204)	(9,989,493)	(1,604,835)	(22,562,970)	(1,865,224)	(27,189,363)	(5,687,410)	(82,591,620)
Net increase (decrease)	(538,943)	(6,244,960)	1,516,725	19,141,431	143,030	2,077,093	(3,632,910)	(53,159,136)
Advisor Class
Subscriptions	13,783	192,818	81,585	1,421,965	741,450	10,462,043	151,388	2,184,819
Distributions reinvested	3,060	43,116	59,074	881,008	7,119	104,726	51,274	708,407
Redemptions	(199,513)	(2,598,627)	(124,115)	(2,084,875)	(690,346)	(10,049,520)	(460,433)	(6,620,916)
Net increase (decrease)	(182,670)	(2,362,693)	16,544	218,098	58,223	517,249	(257,771)	(3,727,690)
Class C
Subscriptions	27,190	182,196	88,638	780,854	391,803	5,701,657	511,824	7,413,115
Distributions reinvested	19,811	129,169	367,957	3,083,783	71,473	1,064,948	477,573	6,731,929
Redemptions	(197,467)	(1,322,867)	(2,163,962)	(20,060,290)	(1,910,336)	(28,110,609)	(6,092,400)	(88,882,083)
Net decrease	(150,466)	(1,011,502)	(1,707,367)	(16,195,653)	(1,447,060)	(21,344,004)	(5,103,003)	(74,737,039)
Institutional Class
Subscriptions	123,120	1,652,557	532,047	8,619,479	2,670,167	37,817,055	3,997,657	57,171,246
Distributions reinvested	174,104	2,341,696	1,656,299	23,698,931	110,266	1,613,187	792,087	10,877,990
Redemptions	(880,595)	(11,780,562)	(1,788,491)	(28,387,175)	(3,406,836)	(48,997,989)	(8,455,329)	(120,813,058)
Net increase (decrease)	(583,371)	(7,786,309)	399,855	3,931,235	(626,403)	(9,567,747)	(3,665,585)	(52,763,822)
Institutional 2 Class
Subscriptions	44,147	637,860	57,873	1,009,610	1,201,618	17,370,100	474,655	6,839,482
Distributions reinvested	3,230	45,835	24,396	361,145	16,711	246,148	65,250	900,690
Redemptions	(33,838)	(490,086)	(22,767)	(390,419)	(270,004)	(3,949,403)	(267,887)	(3,847,004)
Net increase	13,539	193,609	59,502	980,336	948,325	13,666,845	272,018	3,893,168
Institutional 3 Class
Subscriptions	2,800,219	39,215,893	1,992,595	33,938,673	49,670	693,602	6,170	89,446
Distributions reinvested	47,604	683,587	185,160	2,802,564	473	6,952	1,918	26,442
Redemptions	(1,432,659)	(20,961,088)	(1,880,769)	(33,244,143)	(23,528)	(333,505)	(10,380)	(149,011)
Net increase (decrease)	1,415,164	18,938,392	296,986	3,497,094	26,615	367,049	(2,292)	(33,123)
Total net increase (decrease)	(26,747)	1,726,537	582,245	11,572,541	(897,270)	(14,283,515)	(12,389,543)	(180,527,642)
The accompanying Notes to Financial Statements are an integral part of this statement.
94	Columbia Acorn Family of Funds | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Columbia Acorn Emerging Markets FundSM				Columbia Acorn European FundSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2019 (Unaudited)		December 31, 2018		June 30, 2019 (Unaudited)		December 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	280,179	3,243,454	359,020	4,465,310	215,757	4,049,816	802,766	15,619,783
Distributions reinvested	—	—	34,864	373,040	—	—	10,793	219,313
Redemptions	(329,795)	(3,795,722)	(870,709)	(10,745,642)	(399,117)	(7,128,300)	(1,030,128)	(19,193,737)
Net decrease	(49,616)	(552,268)	(476,825)	(5,907,292)	(183,360)	(3,078,484)	(216,569)	(3,354,641)
Advisor Class
Subscriptions	3,322	37,317	23,068	293,516	25,532	482,133	187,846	3,709,574
Distributions reinvested	—	—	1,489	16,102	—	—	849	17,351
Redemptions	(10,666)	(123,326)	(48,209)	(606,821)	(40,824)	(743,480)	(245,227)	(4,686,268)
Net decrease	(7,344)	(86,009)	(23,652)	(297,203)	(15,292)	(261,347)	(56,532)	(959,343)
Class C
Subscriptions	14,448	165,920	51,305	644,223	13,647	247,858	198,850	3,839,604
Distributions reinvested	—	—	6,305	66,771	—	—	4,735	95,138
Redemptions	(140,806)	(1,594,771)	(385,778)	(4,633,912)	(243,896)	(4,337,176)	(361,749)	(6,657,723)
Net decrease	(126,358)	(1,428,851)	(328,168)	(3,922,918)	(230,249)	(4,089,318)	(158,164)	(2,722,981)
Institutional Class
Subscriptions	62,988	727,642	339,519	4,283,831	480,790	8,478,973	1,355,100	26,110,809
Distributions reinvested	—	—	42,914	460,898	—	—	16,480	335,198
Redemptions	(406,991)	(4,726,160)	(2,038,425)	(25,173,138)	(376,354)	(6,813,200)	(1,809,806)	(33,173,356)
Net increase (decrease)	(344,003)	(3,998,518)	(1,655,992)	(20,428,409)	104,436	1,665,773	(438,226)	(6,727,349)
Institutional 2 Class
Subscriptions	2,474	29,194	7,090	91,329	8,202	155,577	168,588	3,341,522
Distributions reinvested	—	—	903	9,760	—	—	1,543	31,723
Redemptions	(4,236)	(49,982)	(38,077)	(485,026)	(95,446)	(1,784,669)	(213,125)	(3,888,136)
Net decrease	(1,762)	(20,788)	(30,084)	(383,937)	(87,244)	(1,629,092)	(42,994)	(514,891)
Institutional 3 Class
Subscriptions	8,319	95,579	20,711	263,504	484	8,305	39	763
Distributions reinvested	—	—	1,303	13,965	—	—	—	—
Redemptions	(7,612)	(88,123)	(26,296)	(323,710)	(6)	(107)	(10,843)	(216,203)
Net increase (decrease)	707	7,456	(4,282)	(46,241)	478	8,198	(10,804)	(215,440)
Total net decrease	(528,376)	(6,078,978)	(2,519,003)	(30,986,000)	(411,231)	(7,384,270)	(923,289)	(14,494,645)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	95

Financial Highlights
Columbia Acorn® Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2019 (Unaudited)	$10.65	(0.01)	2.23	2.22	(0.67)	(0.67)
Year Ended 12/31/2018	$12.92	(0.03)	(0.48)	(0.51)	(1.76)	(1.76)
Year Ended 12/31/2017	$13.35	(0.02)	3.23	3.21	(3.64)	(3.64)
Year Ended 12/31/2016	$17.63	(0.03)	1.73	1.70	(5.98)	(5.98)
Year Ended 12/31/2015	$30.30	(0.12)	(0.27) (f)	(0.39)	(12.28)	(12.28)
Year Ended 12/31/2014	$35.78	(0.08)	0.21	0.13	(5.61)	(5.61)
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$13.63	0.01	2.86	2.87	(0.67)	(0.67)
Year Ended 12/31/2018	$16.06	0.01	(0.64)	(0.63)	(1.80)	(1.80)
Year Ended 12/31/2017	$15.83	0.02	3.85	3.87	(3.64)	(3.64)
Year Ended 12/31/2016	$19.84	0.00 (g)	1.97	1.97	(5.98)	(5.98)
Year Ended 12/31/2015	$32.51	(0.07)	(0.32) (f)	(0.39)	(12.28)	(12.28)
Year Ended 12/31/2014	$37.88	0.02	0.22	0.24	(5.61)	(5.61)
Class C
Six Months Ended 6/30/2019 (Unaudited)	$4.69	(0.02)	0.97	0.95	(0.67)	(0.67)
Year Ended 12/31/2018	$6.58	(0.06)	(0.17)	(0.23)	(1.66)	(1.66)
Year Ended 12/31/2017	$8.34	(0.08)	1.96	1.88	(3.64)	(3.64)
Year Ended 12/31/2016	$13.16	(0.11)	1.27	1.16	(5.98)	(5.98)
Year Ended 12/31/2015	$25.92	(0.27)	(0.21) (f)	(0.48)	(12.28)	(12.28)
Year Ended 12/31/2014	$31.64	(0.28)	0.17	(0.11)	(5.61)	(5.61)
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$12.98	0.01	2.73	2.74	(0.67)	(0.67)
Year Ended 12/31/2018	$15.39	0.01	(0.62)	(0.61)	(1.80)	(1.80)
Year Ended 12/31/2017	$15.29	0.02	3.72	3.74	(3.64)	(3.64)
Year Ended 12/31/2016	$19.34	0.01	1.92	1.93	(5.98)	(5.98)
Year Ended 12/31/2015	$31.95	(0.04)	(0.29) (f)	(0.33)	(12.28)	(12.28)
Year Ended 12/31/2014	$37.32	0.02	0.22	0.24	(5.61)	(5.61)
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$13.76	0.01	2.89	2.90	(0.67)	(0.67)
Year Ended 12/31/2018	$16.20	0.01	(0.65)	(0.64)	(1.80)	(1.80)
Year Ended 12/31/2017	$15.94	0.02	3.88	3.90	(3.64)	(3.64)
Year Ended 12/31/2016	$19.92	0.01	1.99	2.00	(5.98)	(5.98)
Year Ended 12/31/2015	$32.55	(0.04)	(0.31) (f)	(0.35)	(12.28)	(12.28)
Year Ended 12/31/2014	$37.89	0.04	0.23	0.27	(5.61)	(5.61)
The accompanying Notes to Financial Statements are an integral part of this statement.
96	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2019 (Unaudited)	$12.20	20.94% (b)	1.11% (c)	1.09% (c)	(0.16%) (c)	68%	$859,315
Year Ended 12/31/2018	$10.65	(5.22%) (b)	1.10%	1.08% (d)	(0.20%)	66%	$768,031
Year Ended 12/31/2017	$12.92	24.91%	1.09%	1.08% (d)	(0.13%)	72%	$830,454
Year Ended 12/31/2016	$13.35	10.06%	1.10% (e)	1.10% (e)	(0.21%)	85%	$931,460
Year Ended 12/31/2015	$17.63	(1.87%)	1.08%	1.08%	(0.39%)	21%	$1,388,893
Year Ended 12/31/2014	$30.30	0.55%	1.08%	1.08%	(0.22%)	17%	$2,694,610
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$15.83	21.13% (b)	0.86% (c)	0.84% (c)	0.08% (c)	68%	$46,170
Year Ended 12/31/2018	$13.63	(5.00%) (b)	0.85%	0.83% (d)	0.05%	66%	$40,425
Year Ended 12/31/2017	$16.06	25.19%	0.84%	0.83% (d)	0.12%	72%	$38,588
Year Ended 12/31/2016	$15.83	10.32%	0.89% (e)	0.89% (e)	0.00% (g)	85%	$33,378
Year Ended 12/31/2015	$19.84	(1.75%)	0.89%	0.89%	(0.23%)	21%	$50,335
Year Ended 12/31/2014	$32.51	0.81%	0.84%	0.84%	0.05%	17%	$250,457
Class C
Six Months Ended 6/30/2019 (Unaudited)	$4.97	20.48% (b)	1.86% (c)	1.84% (c)	(0.92%) (c)	68%	$82,028
Year Ended 12/31/2018	$4.69	(5.86%) (b)	1.85%	1.82% (d)	(0.94%)	66%	$81,149
Year Ended 12/31/2017	$6.58	23.88%	1.84%	1.83% (d)	(0.88%)	72%	$246,450
Year Ended 12/31/2016	$8.34	9.29%	1.84% (e)	1.84% (e)	(0.95%)	85%	$302,119
Year Ended 12/31/2015	$13.16	(2.57%)	1.80%	1.80%	(1.11%)	21%	$456,348
Year Ended 12/31/2014	$25.92	(0.16%)	1.77%	1.77%	(0.92%)	17%	$776,370
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$15.05	21.19% (b)	0.86% (c)	0.84% (c)	0.09% (c)	68%	$3,240,797
Year Ended 12/31/2018	$12.98	(5.09%) (b)	0.85%	0.83% (d)	0.05%	66%	$2,816,948
Year Ended 12/31/2017	$15.39	25.24%	0.84%	0.83% (d)	0.12%	72%	$3,407,214
Year Ended 12/31/2016	$15.29	10.39%	0.82% (e)	0.82% (e)	0.07%	85%	$3,425,935
Year Ended 12/31/2015	$19.34	(1.57%)	0.80%	0.80%	(0.11%)	21%	$5,062,313
Year Ended 12/31/2014	$31.95	0.82%	0.79%	0.79%	0.07%	17%	$11,340,770
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$15.99	21.15% (b)	0.83% (c)	0.82% (c)	0.11% (c)	68%	$48,609
Year Ended 12/31/2018	$13.76	(5.00%) (b)	0.81%	0.80%	0.08%	66%	$37,124
Year Ended 12/31/2017	$16.20	25.21%	0.82%	0.81%	0.14%	72%	$67,932
Year Ended 12/31/2016	$15.94	10.43%	0.81% (e)	0.81% (e)	0.08%	85%	$45,475
Year Ended 12/31/2015	$19.92	(1.60%)	0.77%	0.77%	(0.11%)	21%	$76,412
Year Ended 12/31/2014	$32.55	0.89%	0.76%	0.76%	0.10%	17%	$458,223
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	97

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$13.89	0.01	2.93	2.94	(0.67)	(0.67)
Year Ended 12/31/2018	$16.34	0.02	(0.66)	(0.64)	(1.81)	(1.81)
Year Ended 12/31/2017	$16.04	0.03	3.91	3.94	(3.64)	(3.64)
Year Ended 12/31/2016	$20.00	0.02	2.00	2.02	(5.98)	(5.98)
Year Ended 12/31/2015	$32.61	(0.02)	(0.31) (f)	(0.33)	(12.28)	(12.28)
Year Ended 12/31/2014	$37.93	0.05	0.24	0.29	(5.61)	(5.61)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
98	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn® Fund
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$16.16	21.24% (b)	0.78% (c)	0.77% (c)	0.18% (c)	68%	$85,867
Year Ended 12/31/2018	$13.89	(4.98%) (b)	0.76%	0.76%	0.13%	66%	$54,688
Year Ended 12/31/2017	$16.34	25.31%	0.76%	0.76%	0.19%	72%	$47,536
Year Ended 12/31/2016	$16.04	10.50%	0.76% (e)	0.76% (e)	0.12%	85%	$79,518
Year Ended 12/31/2015	$20.00	(1.54%)	0.73%	0.73%	(0.06%)	21%	$130,546
Year Ended 12/31/2014	$32.61	0.94%	0.70%	0.70%	0.13%	17%	$378,780
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	99

Financial Highlights
Columbia Acorn International®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2019 (Unaudited)	$29.48	0.19	5.17	5.36	(0.11)	(1.95)	(2.06)
Year Ended 12/31/2018	$46.51	0.23	(7.41)	(7.18)	(0.29)	(9.56)	(9.85)
Year Ended 12/31/2017	$37.71	0.25	11.71	11.96	(0.67)	(2.49)	(3.16)
Year Ended 12/31/2016	$39.08	0.35	(1.31)	(0.96)	(0.15)	(0.26)	(0.41)
Year Ended 12/31/2015	$41.68	0.39	(1.02)	(0.63)	(0.40)	(1.57)	(1.97)
Year Ended 12/31/2014	$46.63	0.42	(2.51)	(2.09)	(0.55)	(2.31)	(2.86)
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$29.84	0.23	5.23	5.46	(0.11)	(1.95)	(2.06)
Year Ended 12/31/2018	$46.95	0.46	(7.61)	(7.15)	(0.40)	(9.56)	(9.96)
Year Ended 12/31/2017	$38.03	0.36	11.82	12.18	(0.77)	(2.49)	(3.26)
Year Ended 12/31/2016	$39.41	0.48	(1.38)	(0.90)	(0.22)	(0.26)	(0.48)
Year Ended 12/31/2015	$42.02	0.47	(1.03)	(0.56)	(0.48)	(1.57)	(2.05)
Year Ended 12/31/2014	$46.99	0.50	(2.52)	(2.02)	(0.64)	(2.31)	(2.95)
Class C
Six Months Ended 6/30/2019 (Unaudited)	$27.63	0.06	4.84	4.90	—	(1.95)	(1.95)
Year Ended 12/31/2018	$44.57	(0.05)	(7.09)	(7.14)	(0.24)	(9.56)	(9.80)
Year Ended 12/31/2017	$36.18	(0.06)	11.20	11.14	(0.26)	(2.49)	(2.75)
Year Ended 12/31/2016	$37.65	0.05	(1.26)	(1.21)	—	(0.26)	(0.26)
Year Ended 12/31/2015	$40.20	0.07	(0.97)	(0.90)	(0.08)	(1.57)	(1.65)
Year Ended 12/31/2014	$45.04	0.07	(2.40)	(2.33)	(0.20)	(2.31)	(2.51)
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$29.51	0.23	5.18	5.41	(0.11)	(1.95)	(2.06)
Year Ended 12/31/2018	$46.57	0.34	(7.44)	(7.10)	(0.40)	(9.56)	(9.96)
Year Ended 12/31/2017	$37.74	0.37	11.73	12.10	(0.78)	(2.49)	(3.27)
Year Ended 12/31/2016	$39.12	0.44	(1.32)	(0.88)	(0.24)	(0.26)	(0.50)
Year Ended 12/31/2015	$41.73	0.51	(1.03)	(0.52)	(0.52)	(1.57)	(2.09)
Year Ended 12/31/2014	$46.68	0.56	(2.51)	(1.95)	(0.69)	(2.31)	(3.00)
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$29.49	0.24	5.17	5.41	(0.11)	(1.95)	(2.06)
Year Ended 12/31/2018	$46.54	0.37	(7.43)	(7.06)	(0.43)	(9.56)	(9.99)
Year Ended 12/31/2017	$37.72	0.38	11.72	12.10	(0.79)	(2.49)	(3.28)
Year Ended 12/31/2016	$39.10	0.44	(1.30)	(0.86)	(0.26)	(0.26)	(0.52)
Year Ended 12/31/2015	$41.71	0.54	(1.05)	(0.51)	(0.53)	(1.57)	(2.10)
Year Ended 12/31/2014	$46.66	0.57	(2.51)	(1.94)	(0.70)	(2.31)	(3.01)
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$29.83	0.26	5.23	5.49	(0.11)	(1.95)	(2.06)
Year Ended 12/31/2018	$46.95	0.51	(7.62)	(7.11)	(0.45)	(9.56)	(10.01)
Year Ended 12/31/2017	$38.02	0.40	11.83	12.23	(0.81)	(2.49)	(3.30)
Year Ended 12/31/2016	$39.41	0.47	(1.32)	(0.85)	(0.28)	(0.26)	(0.54)
Year Ended 12/31/2015	$42.02	0.53	(1.01)	(0.48)	(0.56)	(1.57)	(2.13)
Year Ended 12/31/2014	$46.99	0.58	(2.52)	(1.94)	(0.72)	(2.31)	(3.03)
The accompanying Notes to Financial Statements are an integral part of this statement.
100	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2019 (Unaudited)	$32.78	18.38% (b)	1.28% (c),(d)	1.26% (c),(d)	1.19% (c)	17%	$312,654
Year Ended 12/31/2018	$29.48	(16.13%) (b)	1.25% (d)	1.24% (d),(e)	0.51%	32%	$296,349
Year Ended 12/31/2017	$46.51	31.91%	1.23%	1.20% (e)	0.56%	37%	$465,830
Year Ended 12/31/2016	$37.71	(2.51%)	1.27%	1.23%	0.90%	46%	$576,235
Year Ended 12/31/2015	$39.08	(1.59%)	1.28%	1.24%	0.93%	50%	$812,479
Year Ended 12/31/2014	$41.68	(4.58%)	1.26%	1.22%	0.91%	28%	$946,553
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$33.24	18.49% (b)	1.03% (c),(d)	1.01% (c),(d)	1.43% (c)	17%	$13,361
Year Ended 12/31/2018	$29.84	(15.90%) (b)	1.00% (d)	0.99% (d),(e)	0.97%	32%	$12,740
Year Ended 12/31/2017	$46.95	32.21%	0.98%	0.98% (e)	0.81%	37%	$99,578
Year Ended 12/31/2016	$38.03	(2.32%)	1.05%	1.05%	1.22%	46%	$101,988
Year Ended 12/31/2015	$39.41	(1.41%)	1.06%	1.06%	1.10%	50%	$486,763
Year Ended 12/31/2014	$42.02	(4.39%)	1.04%	1.04%	1.07%	28%	$424,425
Class C
Six Months Ended 6/30/2019 (Unaudited)	$30.58	17.93% (b)	2.03% (c),(d)	2.01% (c),(d)	0.38% (c)	17%	$21,203
Year Ended 12/31/2018	$27.63	(16.76%) (b)	2.00% (d)	1.99% (d),(e)	(0.11%)	32%	$22,817
Year Ended 12/31/2017	$44.57	30.93%	1.98%	1.97% (e)	(0.15%)	37%	$63,787
Year Ended 12/31/2016	$36.18	(3.26%)	2.01%	1.99%	0.13%	46%	$64,548
Year Ended 12/31/2015	$37.65	(2.33%)	2.01%	1.99%	0.18%	50%	$88,606
Year Ended 12/31/2014	$40.20	(5.27%)	1.99%	1.97%	0.16%	28%	$103,691
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$32.86	18.53% (b)	1.03% (c),(d)	1.01% (c),(d)	1.44% (c)	17%	$1,952,121
Year Ended 12/31/2018	$29.51	(15.93%) (b)	1.00% (d)	0.99% (d),(e)	0.76%	32%	$1,824,055
Year Ended 12/31/2017	$46.57	32.24%	0.98%	0.98% (e)	0.85%	37%	$3,116,383
Year Ended 12/31/2016	$37.74	(2.28%)	0.98%	0.98%	1.13%	46%	$3,356,348
Year Ended 12/31/2015	$39.12	(1.33%)	0.97%	0.97%	1.21%	50%	$4,645,797
Year Ended 12/31/2014	$41.73	(4.28%)	0.93%	0.93%	1.20%	28%	$5,585,035
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$32.84	18.54% (b)	0.97% (c),(d)	0.95% (c),(d)	1.51% (c)	17%	$190,578
Year Ended 12/31/2018	$29.49	(15.85%) (b)	0.93% (d)	0.93% (d)	0.81%	32%	$160,488
Year Ended 12/31/2017	$46.54	32.27%	0.93%	0.93%	0.87%	37%	$422,916
Year Ended 12/31/2016	$37.72	(2.23%)	0.93%	0.93%	1.15%	46%	$286,786
Year Ended 12/31/2015	$39.10	(1.29%)	0.92%	0.92%	1.26%	50%	$320,252
Year Ended 12/31/2014	$41.71	(4.25%)	0.90%	0.90%	1.23%	28%	$397,882
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$33.26	18.60% (b)	0.92% (c),(d)	0.90% (c),(d)	1.59% (c)	17%	$260,602
Year Ended 12/31/2018	$29.83	(15.82%) (b)	0.88% (d)	0.88% (d)	1.10%	32%	$198,933
Year Ended 12/31/2017	$46.95	32.36%	0.88%	0.88%	0.89%	37%	$725,247
Year Ended 12/31/2016	$38.02	(2.19%)	0.88%	0.88%	1.20%	46%	$239,733
Year Ended 12/31/2015	$39.41	(1.23%)	0.88%	0.88%	1.26%	50%	$318,326
Year Ended 12/31/2014	$42.02	(4.21%)	0.85%	0.85%	1.25%	28%	$225,012
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	101

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 6/30/2019 (Unaudited)	$29.44	0.04	5.27	5.31	(0.03)	(1.95)	(1.98)
Year Ended 12/31/2018	$46.51	0.12	(7.39)	(7.27)	(0.24)	(9.56)	(9.80)
Year Ended 12/31/2017	$37.71	0.21	11.63	11.84	(0.55)	(2.49)	(3.04)
Year Ended 12/31/2016	$39.07	0.21	(1.30)	(1.09)	(0.01)	(0.26)	(0.27)
Year Ended 12/31/2015	$41.67	0.23	(1.02)	(0.79)	(0.24)	(1.57)	(1.81)
Year Ended 12/31/2014	$46.60	0.24	(2.50)	(2.26)	(0.36)	(2.31)	(2.67)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
102	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn International®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 6/30/2019 (Unaudited)	$32.77	18.23% (b)	1.53% (c),(d)	1.51% (c),(d)	0.25% (c)	17%	$3,685
Year Ended 12/31/2018	$29.44	(16.32%) (b)	1.50% (d)	1.49% (d),(e)	0.26%	32%	$10,049
Year Ended 12/31/2017	$46.51	31.58%	1.49%	1.48% (e)	0.46%	37%	$13,218
Year Ended 12/31/2016	$37.71	(2.82%)	1.55%	1.55%	0.55%	46%	$4,637
Year Ended 12/31/2015	$39.07	(1.98%)	1.62%	1.62%	0.54%	50%	$4,945
Year Ended 12/31/2014	$41.67	(4.95%)	1.63%	1.63%	0.52%	28%	$5,560
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	103

Financial Highlights
Columbia Acorn USA®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2019 (Unaudited)	$10.28	(0.02)	2.01	1.99	(0.01)	(0.56)	(0.57)
Year Ended 12/31/2018	$12.48	(0.07)	(0.04)	(0.11)	—	(2.09)	(2.09)
Year Ended 12/31/2017	$14.95	(0.09)	2.84	2.75	—	(5.22)	(5.22)
Year Ended 12/31/2016	$20.25	(0.11)	2.43	2.32	—	(7.62)	(7.62)
Year Ended 12/31/2015	$29.13	(0.18)	(0.18) (f)	(0.36)	—	(8.52)	(8.52)
Year Ended 12/31/2014	$34.15	(0.20)	1.22	1.02	—	(6.04)	(6.04)
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$13.77	(0.01)	2.71	2.70	(0.01)	(0.56)	(0.57)
Year Ended 12/31/2018	$16.08	(0.05)	(0.09)	(0.14)	—	(2.17)	(2.17)
Year Ended 12/31/2017	$17.93	(0.06)	3.43	3.37	—	(5.22)	(5.22)
Year Ended 12/31/2016	$22.85	(0.07)	2.77	2.70	—	(7.62)	(7.62)
Year Ended 12/31/2015	$31.70	(0.13)	(0.20) (f)	(0.33)	—	(8.52)	(8.52)
Year Ended 12/31/2014	$36.55	(0.11)	1.30	1.19	—	(6.04)	(6.04)
Class C
Six Months Ended 6/30/2019 (Unaudited)	$4.52	(0.03)	0.87	0.84	—	(0.56)	(0.56)
Year Ended 12/31/2018	$6.56	(0.09)	0.04 (f)	(0.05)	—	(1.99)	(1.99)
Year Ended 12/31/2017	$10.05	(0.13)	1.86	1.73	—	(5.22)	(5.22)
Year Ended 12/31/2016	$16.00	(0.18)	1.85	1.67	—	(7.62)	(7.62)
Year Ended 12/31/2015	$24.98	(0.33)	(0.13) (f)	(0.46)	—	(8.52)	(8.52)
Year Ended 12/31/2014	$30.33	(0.37)	1.06	0.69	—	(6.04)	(6.04)
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$12.90	(0.01)	2.54	2.53	(0.01)	(0.56)	(0.57)
Year Ended 12/31/2018	$15.21	(0.04)	(0.09)	(0.13)	—	(2.18)	(2.18)
Year Ended 12/31/2017	$17.20	(0.05)	3.28	3.23	—	(5.22)	(5.22)
Year Ended 12/31/2016	$22.19	(0.07)	2.70	2.63	—	(7.62)	(7.62)
Year Ended 12/31/2015	$31.03	(0.12)	(0.20) (f)	(0.32)	—	(8.52)	(8.52)
Year Ended 12/31/2014	$35.90	(0.12)	1.29	1.17	—	(6.04)	(6.04)
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$13.87	0.00 (g)	2.73	2.73	(0.01)	(0.56)	(0.57)
Year Ended 12/31/2018	$16.21	(0.03)	(0.11)	(0.14)	—	(2.20)	(2.20)
Year Ended 12/31/2017	$18.02	(0.03)	3.44	3.41	—	(5.22)	(5.22)
Year Ended 12/31/2016	$22.90	(0.06)	2.80	2.74	—	(7.62)	(7.62)
Year Ended 12/31/2015	$31.71	(0.10)	(0.19) (f)	(0.29)	—	(8.52)	(8.52)
Year Ended 12/31/2014	$36.53	(0.06)	1.28	1.22	—	(6.04)	(6.04)
The accompanying Notes to Financial Statements are an integral part of this statement.
104	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2019 (Unaudited)	$11.70	19.53% (b)	1.46% (c),(d)	1.42% (c),(d)	(0.33%) (c)	56%	$57,099
Year Ended 12/31/2018	$10.28	(2.15%) (b)	1.44% (d)	1.42% (d),(e)	(0.49%)	86%	$49,179
Year Ended 12/31/2017	$12.48	19.14% (b)	1.44%	1.43% (e)	(0.55%)	84%	$47,960
Year Ended 12/31/2016	$14.95	12.70%	1.41%	1.41%	(0.58%)	98%	$80,721
Year Ended 12/31/2015	$20.25	(1.60%)	1.34%	1.34%	(0.63%)	35%	$95,048
Year Ended 12/31/2014	$29.13	3.35%	1.33%	1.33%	(0.60%)	12%	$148,089
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$15.90	19.74% (b)	1.21% (c),(d)	1.16% (c),(d)	(0.07%) (c)	56%	$17,793
Year Ended 12/31/2018	$13.77	(1.91%) (b)	1.18% (d)	1.17% (d),(e)	(0.27%)	86%	$14,579
Year Ended 12/31/2017	$16.08	19.42% (b)	1.21%	1.20% (e)	(0.31%)	84%	$16,355
Year Ended 12/31/2016	$17.93	12.93%	1.18%	1.18%	(0.35%)	98%	$6,172
Year Ended 12/31/2015	$22.85	(1.36%)	1.12%	1.12%	(0.40%)	35%	$8,224
Year Ended 12/31/2014	$31.70	3.60%	1.07%	1.07%	(0.32%)	12%	$7,952
Class C
Six Months Ended 6/30/2019 (Unaudited)	$4.80	18.98% (b)	2.21% (c),(d)	2.16% (c),(d)	(1.09%) (c)	56%	$4,066
Year Ended 12/31/2018	$4.52	(2.92%) (b)	2.19% (d)	2.17% (d),(e)	(1.30%)	86%	$4,608
Year Ended 12/31/2017	$6.56	18.30% (b)	2.19%	2.19% (e)	(1.31%)	84%	$9,802
Year Ended 12/31/2016	$10.05	11.92%	2.13%	2.13%	(1.31%)	98%	$12,088
Year Ended 12/31/2015	$16.00	(2.28%)	2.02%	2.02%	(1.32%)	35%	$17,255
Year Ended 12/31/2014	$24.98	2.67%	2.00%	2.00%	(1.26%)	12%	$36,476
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$14.86	19.75% (b)	1.21% (c),(d)	1.16% (c),(d)	(0.08%) (c)	56%	$157,701
Year Ended 12/31/2018	$12.90	(1.98%) (b)	1.18% (d)	1.17% (d),(e)	(0.26%)	86%	$149,048
Year Ended 12/31/2017	$15.21	19.44% (b)	1.16%	1.16% (e)	(0.27%)	84%	$189,408
Year Ended 12/31/2016	$17.20	13.00%	1.16%	1.16%	(0.34%)	98%	$492,739
Year Ended 12/31/2015	$22.19	(1.36%)	1.10%	1.10%	(0.40%)	35%	$768,658
Year Ended 12/31/2014	$31.03	3.61%	1.08%	1.08%	(0.34%)	12%	$1,132,223
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$16.03	19.82% (b)	1.13% (c),(d)	1.08% (c),(d)	0.02% (c)	56%	$4,164
Year Ended 12/31/2018	$13.87	(1.89%) (b)	1.11% (d)	1.09% (d)	(0.19%)	86%	$3,332
Year Ended 12/31/2017	$16.21	19.56% (b)	1.08%	1.08%	(0.17%)	84%	$10,133
Year Ended 12/31/2016	$18.02	13.09%	1.07%	1.07%	(0.27%)	98%	$13,764
Year Ended 12/31/2015	$22.90	(1.23%)	1.01%	1.01%	(0.30%)	35%	$27,112
Year Ended 12/31/2014	$31.71	3.68%	0.99%	0.99%	(0.17%)	12%	$36,689
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	105

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$14.01	0.00 (g)	2.76	2.76	(0.01)	(0.56)	(0.57)
Year Ended 12/31/2018	$16.36	(0.02)	(0.11)	(0.13)	—	(2.22)	(2.22)
Year Ended 12/31/2017	$18.14	(0.03)	3.47	3.44	—	(5.22)	(5.22)
Year Ended 12/31/2016	$22.99	(0.04)	2.81	2.77	—	(7.62)	(7.62)
Year Ended 12/31/2015	$31.80	(0.08)	(0.21) (f)	(0.29)	—	(8.52)	(8.52)
Year Ended 12/31/2014	$36.59	(0.07)	1.32	1.25	—	(6.04)	(6.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
106	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn USA®
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$16.20	19.83% (b)	1.08% (c),(d)	1.03% (c),(d)	0.06% (c)	56%	$66,197
Year Ended 12/31/2018	$14.01	(1.86%) (b)	1.06% (d)	1.04% (d)	(0.11%)	86%	$55,248
Year Ended 12/31/2017	$16.36	19.60% (b)	1.05%	1.05%	(0.17%)	84%	$49,019
Year Ended 12/31/2016	$18.14	13.18%	1.01%	1.01%	(0.18%)	98%	$38,136
Year Ended 12/31/2015	$22.99	(1.23%)	0.97%	0.97%	(0.25%)	35%	$41,658
Year Ended 12/31/2014	$31.80	3.76%	0.93%	0.93%	(0.19%)	12%	$35,551
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	107

Financial Highlights
Columbia Acorn International SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 6/30/2019 (Unaudited)	$23.44	0.08	5.35	5.43	(0.04)	(0.26)	—	(0.30)
Year Ended 12/31/2018	$28.89	0.06	(3.66)	(3.60)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.36	0.02	7.52	7.54	(0.01)	—	—	(0.01)
Year Ended 12/31/2016	$21.33	0.10	0.09 (f)	0.19	(0.14)	—	(0.02)	(0.16)
Year Ended 12/31/2015	$22.04	0.17	(0.45)	(0.28)	(0.42)	—	(0.01)	(0.43)
Year Ended 12/31/2014	$26.91	0.29	(2.17)	(1.88)	(0.10)	(2.89)	—	(2.99)
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$24.00	0.13	5.47	5.60	(0.11)	(0.26)	—	(0.37)
Year Ended 12/31/2018	$29.46	0.09	(3.70)	(3.61)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.77	0.08	7.68	7.76	(0.07)	—	—	(0.07)
Year Ended 12/31/2016	$21.74	0.17	0.08 (f)	0.25	(0.20)	—	(0.02)	(0.22)
Year Ended 12/31/2015	$22.45	0.22	(0.44)	(0.22)	(0.48)	—	(0.01)	(0.49)
Year Ended 12/31/2014	$27.36	0.37	(2.22)	(1.85)	(0.17)	(2.89)	—	(3.06)
Class C
Six Months Ended 6/30/2019 (Unaudited)	$21.48	(0.02)	4.90	4.88	—	(0.26)	—	(0.26)
Year Ended 12/31/2018	$26.85	(0.12)	(3.40)	(3.52)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$19.99	(0.15)	7.01	6.86	—	—	—	—
Year Ended 12/31/2016	$19.96	(0.06)	0.09 (f)	0.03	—	—	—	—
Year Ended 12/31/2015	$20.54	(0.01)	(0.41)	(0.42)	(0.15)	—	(0.01)	(0.16)
Year Ended 12/31/2014	$25.39	0.07	(2.03)	(1.96)	—	(2.89)	—	(2.89)
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$23.81	0.11	5.44	5.55	(0.11)	(0.26)	—	(0.37)
Year Ended 12/31/2018	$29.25	0.14	(3.73)	(3.59)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.61	0.09	7.62	7.71	(0.07)	—	—	(0.07)
Year Ended 12/31/2016	$21.58	0.16	0.09 (f)	0.25	(0.20)	—	(0.02)	(0.22)
Year Ended 12/31/2015	$22.30	0.24	(0.46)	(0.22)	(0.49)	—	(0.01)	(0.50)
Year Ended 12/31/2014	$27.20	0.38	(2.21)	(1.83)	(0.18)	(2.89)	—	(3.07)
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$24.01	0.13	5.48	5.61	(0.14)	(0.26)	—	(0.40)
Year Ended 12/31/2018	$29.44	0.11	(3.69)	(3.58)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.76	0.11	7.66	7.77	(0.09)	—	—	(0.09)
Year Ended 12/31/2016	$21.72	0.16	0.11 (f)	0.27	(0.21)	—	(0.02)	(0.23)
Year Ended 12/31/2015	$22.43	0.22	(0.42)	(0.20)	(0.50)	—	(0.01)	(0.51)
Year Ended 12/31/2014	$27.34	0.36	(2.19)	(1.83)	(0.19)	(2.89)	—	(3.08)
The accompanying Notes to Financial Statements are an integral part of this statement.
108	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2019 (Unaudited)	—	$28.57	23.22% (b)	1.55% (c),(d)	1.40% (c),(d)	0.63% (c)	22%	$34,103
Year Ended 12/31/2018	—	$23.44	(12.46%) (b)	1.54%	1.40% (e)	0.20%	48%	$26,073
Year Ended 12/31/2017	—	$28.89	35.30% (b)	1.54%	1.40% (e)	0.07%	49%	$26,336
Year Ended 12/31/2016	—	$21.36	0.90% (b)	1.55% (g)	1.48% (g)	0.49%	49%	$20,165
Year Ended 12/31/2015	0.00 (h)	$21.33	(1.30%) (i)	1.55%	1.55%	0.74%	59%	$33,772
Year Ended 12/31/2014	—	$22.04	(7.06%)	1.47%	1.47%	1.05%	58%	$53,419
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	—	$29.23	23.41% (b)	1.30% (c),(d)	1.15% (c),(d)	0.95% (c)	22%	$2,749
Year Ended 12/31/2018	—	$24.00	(12.26%) (b)	1.29%	1.15% (e)	0.31%	48%	$1,201
Year Ended 12/31/2017	—	$29.46	35.67% (b)	1.29%	1.15% (e)	0.30%	49%	$1,820
Year Ended 12/31/2016	—	$21.77	1.15% (b)	1.29% (g)	1.21% (g)	0.77%	49%	$1,106
Year Ended 12/31/2015	0.00 (h)	$21.74	(1.00%) (i)	1.27%	1.27%	0.97%	59%	$898
Year Ended 12/31/2014	—	$22.45	(6.83%)	1.21%	1.21%	1.33%	58%	$974
Class C
Six Months Ended 6/30/2019 (Unaudited)	—	$26.10	22.76% (b)	2.30% (c),(d)	2.15% (c),(d)	(0.20%) (c)	22%	$2,488
Year Ended 12/31/2018	—	$21.48	(13.11%) (b)	2.28%	2.15% (e)	(0.43%)	48%	$2,752
Year Ended 12/31/2017	—	$26.85	34.32% (b)	2.29%	2.15% (e)	(0.64%)	49%	$5,027
Year Ended 12/31/2016	—	$19.99	0.15% (b)	2.31% (g)	2.23% (g)	(0.29%)	49%	$4,346
Year Ended 12/31/2015	0.00 (h)	$19.96	(2.05%) (i)	2.32%	2.32%	(0.06%)	59%	$5,390
Year Ended 12/31/2014	—	$20.54	(7.80%)	2.23%	2.23%	0.29%	58%	$8,057
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	—	$28.99	23.38% (b)	1.30% (c),(d)	1.15% (c),(d)	0.86% (c)	22%	$84,678
Year Ended 12/31/2018	—	$23.81	(12.28%) (b)	1.28%	1.15% (e)	0.47%	48%	$69,413
Year Ended 12/31/2017	—	$29.25	35.70% (b)	1.29%	1.15% (e)	0.36%	49%	$89,266
Year Ended 12/31/2016	—	$21.61	1.18% (b)	1.26% (g)	1.19% (g)	0.74%	49%	$73,631
Year Ended 12/31/2015	0.00 (h)	$21.58	(1.03%) (i)	1.24%	1.24%	1.05%	59%	$96,311
Year Ended 12/31/2014	—	$22.30	(6.79%)	1.17%	1.17%	1.36%	58%	$175,764
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	—	$29.22	23.43% (b)	1.22% (c),(d)	1.06% (c),(d)	0.99% (c)	22%	$2,158
Year Ended 12/31/2018	—	$24.01	(12.16%) (b)	1.21%	1.06%	0.36%	48%	$1,200
Year Ended 12/31/2017	—	$29.44	35.72% (b)	1.22%	1.08%	0.41%	49%	$614
Year Ended 12/31/2016	—	$21.76	1.25% (b)	1.23% (g)	1.19% (g)	0.76%	49%	$440
Year Ended 12/31/2015	0.00 (h)	$21.72	(0.94%) (i)	1.21%	1.21%	0.96%	59%	$2,268
Year Ended 12/31/2014	—	$22.43	(6.77%)	1.15%	1.15%	1.30%	58%	$2,593
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	109

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$24.00	0.14	5.48	5.62	(0.15)	(0.26)	—	(0.41)
Year Ended 12/31/2018	$29.42	0.17	(3.74)	(3.57)	—	(1.85)	—	(1.85)
Year Ended 12/31/2017	$21.74	(0.07)	7.86	7.79	(0.11)	—	—	(0.11)
Year Ended 12/31/2016	$21.71	0.16	0.12 (f)	0.28	(0.23)	—	(0.02)	(0.25)
Year Ended 12/31/2015	$22.42	0.28	(0.47)	(0.19)	(0.51)	—	(0.01)	(0.52)
Year Ended 12/31/2014	$27.33	0.40	(2.21)	(1.81)	(0.21)	(2.89)	—	(3.10)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statements of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(g)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
12/31/2016	0.06%	0.06%	0.06%	0.06%	0.04%	0.09%

(h)	Rounds to zero.
(i)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
The accompanying Notes to Financial Statements are an integral part of this statement.
110	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn International SelectSM
	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	—	$29.21	23.49% (b)	1.16% (c),(d)	1.01% (c),(d)	1.01% (c)	22%	$11,331
Year Ended 12/31/2018	—	$24.00	(12.14%) (b)	1.14%	1.02%	0.58%	48%	$8,627
Year Ended 12/31/2017	—	$29.42	35.81% (b)	1.17%	1.03%	(0.24%)	49%	$7,732
Year Ended 12/31/2016	—	$21.74	1.29% (b)	1.12% (g)	1.04% (g)	0.74%	49%	$322
Year Ended 12/31/2015	0.00 (h)	$21.71	(0.89%) (i)	1.14%	1.14%	1.21%	59%	$660
Year Ended 12/31/2014	—	$22.42	(6.71%)	1.09%	1.09%	1.43%	58%	$11,755
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	111

Financial Highlights
Columbia Acorn SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2019 (Unaudited)	$10.34	(0.00) (b)	1.68	1.68	(0.27)	(0.27)
Year Ended 12/31/2018	$14.62	(0.00) (b)	(1.52)	(1.52)	(2.76)	(2.76)
Year Ended 12/31/2017	$13.13	(0.03)	3.31	3.28	(1.79)	(1.79)
Year Ended 12/31/2016	$13.94	(0.04)	1.56	1.52	(2.33)	(2.33)
Year Ended 12/31/2015	$21.03	(0.09)	0.14	0.05	(7.14)	(7.14)
Year Ended 12/31/2014	$25.57	(0.14)	0.64	0.50	(5.04)	(5.04)
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$12.59	0.01	2.06	2.07	(0.27)	(0.27)
Year Ended 12/31/2018	$17.19	0.04	(1.85)	(1.81)	(2.79)	(2.79)
Year Ended 12/31/2017	$15.13	0.01	3.84	3.85	(1.79)	(1.79)
Year Ended 12/31/2016	$15.69	(0.00) (b)	1.77	1.77	(2.33)	(2.33)
Year Ended 12/31/2015	$22.75	(0.04)	0.12	0.08	(7.14)	(7.14)
Year Ended 12/31/2014	$27.20	(0.10)	0.69	0.59	(5.04)	(5.04)
Class C
Six Months Ended 6/30/2019 (Unaudited)	$5.98	(0.03)	0.97	0.94	(0.27)	(0.27)
Year Ended 12/31/2018	$9.59	(0.08)	(0.88)	(0.96)	(2.65)	(2.65)
Year Ended 12/31/2017	$9.22	(0.09)	2.25	2.16	(1.79)	(1.79)
Year Ended 12/31/2016	$10.51	(0.10)	1.14	1.04	(2.33)	(2.33)
Year Ended 12/31/2015	$17.69	(0.19)	0.15	(0.04)	(7.14)	(7.14)
Year Ended 12/31/2014	$22.46	(0.28)	0.55	0.27	(5.04)	(5.04)
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$12.03	0.01	1.97	1.98	(0.27)	(0.27)
Year Ended 12/31/2018	$16.54	0.04	(1.76)	(1.72)	(2.79)	(2.79)
Year Ended 12/31/2017	$14.63	0.01	3.69	3.70	(1.79)	(1.79)
Year Ended 12/31/2016	$15.24	(0.00) (b)	1.72	1.72	(2.33)	(2.33)
Year Ended 12/31/2015	$22.28	(0.03)	0.13	0.10	(7.14)	(7.14)
Year Ended 12/31/2014	$26.72	(0.08)	0.68	0.60	(5.04)	(5.04)
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$12.67	0.02	2.07	2.09	(0.27)	(0.27)
Year Ended 12/31/2018	$17.28	0.05	(1.86)	(1.81)	(2.80)	(2.80)
Year Ended 12/31/2017	$15.20	0.02	3.85	3.87	(1.79)	(1.79)
Year Ended 12/31/2016	$15.74	0.01	1.78	1.79	(2.33)	(2.33)
Year Ended 12/31/2015	$22.78	(0.08)	0.18	0.10	(7.14)	(7.14)
Year Ended 12/31/2014	$27.20	(0.07)	0.69	0.62	(5.04)	(5.04)
The accompanying Notes to Financial Statements are an integral part of this statement.
112	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn SelectSM
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2019 (Unaudited)	$11.75	16.30% (c)	1.41% (d),(e)	1.17% (d),(e)	(0.06%) (d)	91%	$96,988
Year Ended 12/31/2018	$10.34	(12.71%) (c)	1.38%	1.15% (f)	(0.02%)	60%	$90,911
Year Ended 12/31/2017	$14.62	26.42% (c)	1.37%	1.16% (f)	(0.20%)	41%	$106,330
Year Ended 12/31/2016	$13.13	11.54% (c)	1.37%	1.17%	(0.27%)	75%	$119,364
Year Ended 12/31/2015	$13.94	(0.73%) (c)	1.35% (e)	1.22% (e)	(0.42%)	55%	$146,864
Year Ended 12/31/2014	$21.03	2.17%	1.32%	1.32%	(0.58%)	17%	$264,234
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$14.39	16.48% (c)	1.15% (d),(e)	0.91% (d),(e)	0.18% (d)	91%	$2,290
Year Ended 12/31/2018	$12.59	(12.50%) (c)	1.13%	0.90% (f)	0.22%	60%	$4,304
Year Ended 12/31/2017	$17.19	26.71% (c)	1.14%	0.91% (f)	0.05%	41%	$5,590
Year Ended 12/31/2016	$15.13	11.86% (c)	1.13%	0.93%	(0.02%)	75%	$853
Year Ended 12/31/2015	$15.69	(0.53%) (c)	1.12% (e)	0.99% (e)	(0.18%)	55%	$932
Year Ended 12/31/2014	$22.75	2.39%	1.12%	1.12%	(0.37%)	17%	$1,193
Class C
Six Months Ended 6/30/2019 (Unaudited)	$6.65	15.80% (c)	2.16% (d),(e)	1.91% (d),(e)	(0.80%) (d)	91%	$3,288
Year Ended 12/31/2018	$5.98	(13.32%) (c)	2.13%	1.90% (f)	(0.83%)	60%	$3,855
Year Ended 12/31/2017	$9.59	25.40% (c)	2.12%	1.91% (f)	(0.95%)	41%	$22,559
Year Ended 12/31/2016	$9.22	10.67% (c)	2.11%	1.91%	(1.01%)	75%	$27,524
Year Ended 12/31/2015	$10.51	(1.41%) (c)	2.08% (e)	1.95% (e)	(1.15%)	55%	$34,589
Year Ended 12/31/2014	$17.69	1.42%	2.04%	2.04%	(1.30%)	17%	$48,591
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$13.74	16.50% (c)	1.16% (d),(e)	0.92% (d),(e)	0.20% (d)	91%	$128,379
Year Ended 12/31/2018	$12.03	(12.45%) (c)	1.13%	0.90% (f)	0.22%	60%	$119,465
Year Ended 12/31/2017	$16.54	26.59% (c)	1.13%	0.91% (f)	0.04%	41%	$157,664
Year Ended 12/31/2016	$14.63	11.88% (c)	1.10%	0.90%	(0.02%)	75%	$144,313
Year Ended 12/31/2015	$15.24	(0.44%) (c)	1.07% (e)	0.95% (e)	(0.15%)	55%	$183,642
Year Ended 12/31/2014	$22.28	2.47%	1.04%	1.04%	(0.30%)	17%	$318,487
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$14.49	16.54% (c)	1.07% (d),(e)	0.86% (d),(e)	0.27% (d)	91%	$2,513
Year Ended 12/31/2018	$12.67	(12.46%) (c)	1.05%	0.84%	0.31%	60%	$2,027
Year Ended 12/31/2017	$17.28	26.72% (c)	1.06%	0.85%	0.11%	41%	$1,735
Year Ended 12/31/2016	$15.20	11.96% (c)	1.05%	0.85%	0.07%	75%	$1,036
Year Ended 12/31/2015	$15.74	(0.44%) (c)	1.02% (e)	0.95% (e)	(0.33%)	55%	$911
Year Ended 12/31/2014	$22.78	2.50%	1.00%	1.00%	(0.26%)	17%	$10,697
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	113

Financial Highlights  (continued)
Columbia Acorn SelectSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$12.82	0.03	2.08	2.11	(0.27)	(0.27)
Year Ended 12/31/2018	$17.43	0.06	(1.86)	(1.80)	(2.81)	(2.81)
Year Ended 12/31/2017	$15.31	0.02	3.89	3.91	(1.79)	(1.79)
Year Ended 12/31/2016	$15.83	0.02	1.79	1.81	(2.33)	(2.33)
Year Ended 12/31/2015	$22.86	0.00 (b)	0.11	0.11	(7.14)	(7.14)
Year Ended 12/31/2014	$27.27	(0.06)	0.69	0.63	(5.04)	(5.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Rounds to zero.
(c)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
114	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn SelectSM
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$14.66	16.50% (c)	1.02% (d),(e)	0.81% (d),(e)	0.37% (d)	91%	$37,718
Year Ended 12/31/2018	$12.82	(12.31%) (c)	0.99%	0.79%	0.33%	60%	$14,834
Year Ended 12/31/2017	$17.43	26.79% (c)	1.00%	0.80%	0.15%	41%	$15,001
Year Ended 12/31/2016	$15.31	12.02% (c)	1.00%	0.80%	0.10%	75%	$4,389
Year Ended 12/31/2015	$15.83	(0.39%) (c)	0.98% (e)	0.85% (e)	0.02%	55%	$5,056
Year Ended 12/31/2014	$22.86	2.53%	0.95%	0.95%	(0.22%)	17%	$3,644
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	115

Financial Highlights
Columbia Thermostat FundSM
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2019 (Unaudited)	$13.85	0.13	1.19	1.32	—	(0.12)	(0.12)
Year Ended 12/31/2018	$14.63	0.24	(0.26)	(0.02)	(0.28)	(0.48)	(0.76)
Year Ended 12/31/2017	$14.60	0.25	0.50	0.75	(0.50)	(0.22)	(0.72)
Year Ended 12/31/2016	$14.31	0.20	0.44	0.64	(0.08)	(0.27)	(0.35)
Year Ended 12/31/2015	$14.86	0.27	(0.26)	0.01	(0.28)	(0.28)	(0.56)
Year Ended 12/31/2014	$14.58	0.28	0.49	0.77	(0.28)	(0.21)	(0.49)
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$13.72	0.15	1.18	1.33	—	(0.12)	(0.12)
Year Ended 12/31/2018	$14.50	0.28	(0.27)	0.01	(0.31)	(0.48)	(0.79)
Year Ended 12/31/2017	$14.47	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Year Ended 12/31/2016	$14.19	0.24	0.42	0.66	(0.11)	(0.27)	(0.38)
Year Ended 12/31/2015	$14.74	0.30	(0.25)	0.05	(0.32)	(0.28)	(0.60)
Year Ended 12/31/2014	$14.46	0.32	0.49	0.81	(0.32)	(0.21)	(0.53)
Class C
Six Months Ended 6/30/2019 (Unaudited)	$13.96	0.08	1.19	1.27	—	(0.12)	(0.12)
Year Ended 12/31/2018	$14.74	0.13	(0.26)	(0.13)	(0.17)	(0.48)	(0.65)
Year Ended 12/31/2017	$14.62	0.14	0.51	0.65	(0.31)	(0.22)	(0.53)
Year Ended 12/31/2016	$14.41	0.09	0.44	0.53	(0.05)	(0.27)	(0.32)
Year Ended 12/31/2015	$14.96	0.16	(0.26)	(0.10)	(0.17)	(0.28)	(0.45)
Year Ended 12/31/2014	$14.68	0.17	0.49	0.66	(0.17)	(0.21)	(0.38)
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$13.65	0.15	1.16	1.31	—	(0.12)	(0.12)
Year Ended 12/31/2018	$14.43	0.28	(0.27)	0.01	(0.31)	(0.48)	(0.79)
Year Ended 12/31/2017	$14.40	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Year Ended 12/31/2016	$14.12	0.23	0.43	0.66	(0.11)	(0.27)	(0.38)
Year Ended 12/31/2015	$14.67	0.31	(0.26)	0.05	(0.32)	(0.28)	(0.60)
Year Ended 12/31/2014	$14.40	0.32	0.48	0.80	(0.32)	(0.21)	(0.53)
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$13.74	0.15	1.18	1.33	—	(0.12)	(0.12)
Year Ended 12/31/2018	$14.52	0.29	(0.27)	0.02	(0.32)	(0.48)	(0.80)
Year Ended 12/31/2017	$14.49	0.29	0.50	0.79	(0.54)	(0.22)	(0.76)
Year Ended 12/31/2016	$14.20	0.24	0.43	0.67	(0.11)	(0.27)	(0.38)
Year Ended 12/31/2015	$14.75	0.31	(0.26)	0.05	(0.32)	(0.28)	(0.60)
Year Ended 12/31/2014	$14.47	0.31	0.50	0.81	(0.32)	(0.21)	(0.53)
The accompanying Notes to Financial Statements are an integral part of this statement.
116	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2019 (Unaudited)	$15.05	9.52%	0.58% (c),(d)	0.50% (c),(d)	1.81% (c)	96%	$212,580
Year Ended 12/31/2018	$13.85	(0.13%)	0.56%	0.50% (e)	1.66%	122%	$193,683
Year Ended 12/31/2017	$14.63	5.19%	0.54%	0.50% (e)	1.70%	33%	$257,752
Year Ended 12/31/2016	$14.60	4.47%	0.54%	0.50%	1.39%	95%	$398,781
Year Ended 12/31/2015	$14.31	0.07%	0.52%	0.50%	1.82%	69%	$387,967
Year Ended 12/31/2014	$14.86	5.30%	0.51%	0.50%	1.88%	95%	$450,258
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$14.93	9.68%	0.33% (c),(d)	0.25% (c),(d)	2.09% (c)	96%	$13,720
Year Ended 12/31/2018	$13.72	0.12%	0.31%	0.25% (e)	1.91%	122%	$11,816
Year Ended 12/31/2017	$14.50	5.49%	0.29%	0.25% (e)	1.98%	33%	$16,227
Year Ended 12/31/2016	$14.47	4.69%	0.30%	0.25%	1.64%	95%	$15,664
Year Ended 12/31/2015	$14.19	0.33%	0.28%	0.25%	2.06%	69%	$17,453
Year Ended 12/31/2014	$14.74	5.61%	0.26%	0.25%	2.14%	95%	$23,412
Class C
Six Months Ended 6/30/2019 (Unaudited)	$15.11	9.09%	1.33% (c),(d)	1.25% (c),(d)	1.06% (c)	96%	$158,155
Year Ended 12/31/2018	$13.96	(0.88%)	1.31%	1.25% (e)	0.90%	122%	$166,292
Year Ended 12/31/2017	$14.74	4.48%	1.29%	1.25% (e)	0.96%	33%	$250,784
Year Ended 12/31/2016	$14.62	3.69%	1.28%	1.25%	0.63%	95%	$338,930
Year Ended 12/31/2015	$14.41	(0.68%)	1.27%	1.25%	1.08%	69%	$364,684
Year Ended 12/31/2014	$14.96	4.50%	1.26%	1.25%	1.14%	95%	$404,456
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$14.84	9.59%	0.33% (c),(d)	0.25% (c),(d)	2.07% (c)	96%	$266,020
Year Ended 12/31/2018	$13.65	0.12%	0.31%	0.25% (e)	1.91%	122%	$253,123
Year Ended 12/31/2017	$14.43	5.52%	0.29%	0.25% (e)	1.97%	33%	$320,483
Year Ended 12/31/2016	$14.40	4.72%	0.28%	0.25%	1.64%	95%	$341,629
Year Ended 12/31/2015	$14.12	0.33%	0.26%	0.25%	2.08%	69%	$325,159
Year Ended 12/31/2014	$14.67	5.57%	0.25%	0.24%	2.16%	95%	$377,119
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$14.95	9.67%	0.29% (c),(d)	0.20% (c),(d)	2.16% (c)	96%	$32,105
Year Ended 12/31/2018	$13.74	0.16%	0.26%	0.21%	1.97%	122%	$16,478
Year Ended 12/31/2017	$14.52	5.51%	0.26%	0.23%	1.97%	33%	$13,464
Year Ended 12/31/2016	$14.49	4.77%	0.27%	0.24%	1.66%	95%	$12,024
Year Ended 12/31/2015	$14.20	0.33%	0.25%	0.24%	2.14%	69%	$6,114
Year Ended 12/31/2014	$14.75	5.62%	0.24%	0.23%	2.11%	95%	$3,536
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	117

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$13.72	0.15	1.18	1.33	—	(0.12)	(0.12)
Year Ended 12/31/2018	$14.50	0.30	(0.27)	0.03	(0.33)	(0.48)	(0.81)
Year Ended 12/31/2017	$14.46	0.30	0.51	0.81	(0.55)	(0.22)	(0.77)
Year Ended 12/31/2016	$14.18	0.25	0.42	0.67	(0.12)	(0.27)	(0.39)
Year Ended 12/31/2015	$14.74	0.31	(0.26)	0.05	(0.33)	(0.28)	(0.61)
Year Ended 12/31/2014	$14.46	0.32	0.50	0.82	(0.33)	(0.21)	(0.54)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
118	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Thermostat FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$14.93	9.68%	0.25% (c),(d)	0.15% (c),(d)	2.17% (c)	96%	$899
Year Ended 12/31/2018	$13.72	0.21%	0.22%	0.16%	2.04%	122%	$461
Year Ended 12/31/2017	$14.50	5.64%	0.21%	0.18%	2.04%	33%	$521
Year Ended 12/31/2016	$14.46	4.76%	0.21%	0.19%	1.71%	95%	$399
Year Ended 12/31/2015	$14.18	0.32%	0.20%	0.19%	2.08%	69%	$352
Year Ended 12/31/2014	$14.74	5.68%	0.19%	0.18%	2.19%	95%	$401
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	119

Financial Highlights
Columbia Acorn Emerging Markets FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 6/30/2019 (Unaudited)	$10.74	0.00 (b)	1.17	1.17	—	—	—
Year Ended 12/31/2018	$13.24	0.07	(2.40)	(2.33)	(0.16)	(0.01)	(0.17)
Year Ended 12/31/2017	$9.84	(0.02)	3.42	3.40	—	—	—
Year Ended 12/31/2016	$10.24	(0.01)	(0.32)	(0.33)	(0.03)	(0.04)	(0.07)
Year Ended 12/31/2015	$12.72	0.10	(2.42)	(2.32)	(0.15)	(0.01)	(0.16)
Year Ended 12/31/2014	$13.37	0.06	(0.63)	(0.57)	(0.08)	—	(0.08)
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$10.85	0.01	1.19	1.20	—	—	—
Year Ended 12/31/2018	$13.38	0.10	(2.43)	(2.33)	(0.19)	(0.01)	(0.20)
Year Ended 12/31/2017	$9.92	0.02	3.44	3.46	—	—	—
Year Ended 12/31/2016	$10.32	0.01	(0.31)	(0.30)	(0.06)	(0.04)	(0.10)
Year Ended 12/31/2015	$12.83	0.17	(2.49)	(2.32)	(0.18)	(0.01)	(0.19)
Year Ended 12/31/2014	$13.49	0.09	(0.63)	(0.54)	(0.12)	—	(0.12)
Class C
Six Months Ended 6/30/2019 (Unaudited)	$10.63	(0.04)	1.15	1.11	—	—	—
Year Ended 12/31/2018	$13.09	(0.02)	(2.37)	(2.39)	(0.07)	(0.01)	(0.08)
Year Ended 12/31/2017	$9.80	(0.09)	3.38	3.29	—	—	—
Year Ended 12/31/2016	$10.20	(0.09)	(0.31)	(0.40)	—	—	—
Year Ended 12/31/2015	$12.65	0.01	(2.39)	(2.38)	(0.06)	(0.01)	(0.07)
Year Ended 12/31/2014	$13.32	(0.05)	(0.62)	(0.67)	—	—	—
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$10.79	0.01	1.18	1.19	—	—	—
Year Ended 12/31/2018	$13.29	0.10	(2.41)	(2.31)	(0.19)	(0.01)	(0.20)
Year Ended 12/31/2017	$9.85	0.03	3.41	3.44	—	—	—
Year Ended 12/31/2016	$10.26	(0.00) (b)	(0.31)	(0.31)	(0.06)	(0.04)	(0.10)
Year Ended 12/31/2015	$12.74	0.13	(2.42)	(2.29)	(0.18)	(0.01)	(0.19)
Year Ended 12/31/2014	$13.40	0.08	(0.63)	(0.55)	(0.11)	—	(0.11)
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$10.86	0.02	1.18	1.20	—	—	—
Year Ended 12/31/2018	$13.38	0.11	(2.43)	(2.32)	(0.20)	(0.01)	(0.21)
Year Ended 12/31/2017	$9.91	0.04	3.43	3.47	—	—	—
Year Ended 12/31/2016	$10.32	(0.02)	(0.28)	(0.30)	(0.07)	(0.04)	(0.11)
Year Ended 12/31/2015	$12.82	0.15	(2.45)	(2.30)	(0.19)	(0.01)	(0.20)
Year Ended 12/31/2014	$13.48	0.10	(0.64)	(0.54)	(0.12)	—	(0.12)
The accompanying Notes to Financial Statements are an integral part of this statement.
120	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn Emerging Markets FundSM
	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2019 (Unaudited)	—	$11.91	10.89% (c)	2.16% (d)	1.53% (d)	0.00% (d)	16%	$24,296
Year Ended 12/31/2018	—	$10.74	(17.58%) (c),(e)	2.02% (f)	1.52% (f),(g)	0.54%	53%	$22,442
Year Ended 12/31/2017	—	$13.24	34.55% (c)	1.98%	1.70% (g)	(0.14%)	47%	$33,982
Year Ended 12/31/2016	—	$9.84	(3.20%) (c)	1.84% (f)	1.84% (f)	(0.11%)	43%	$49,141
Year Ended 12/31/2015	—	$10.24	(18.25%)	1.67%	1.67%	0.88%	58%	$88,574
Year Ended 12/31/2014	—	$12.72	(4.28%)	1.56%	1.56%	0.42%	45%	$160,969
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	—	$12.05	11.06% (c)	1.91% (d)	1.28% (d)	0.22% (d)	16%	$830
Year Ended 12/31/2018	—	$10.85	(17.39%) (c),(h)	1.77% (f)	1.27% (f),(g)	0.79%	53%	$828
Year Ended 12/31/2017	—	$13.38	34.88% (c)	1.73%	1.43% (g)	0.19%	47%	$1,337
Year Ended 12/31/2016	—	$9.92	(2.91%)	1.57% (f)	1.57% (f)	0.09%	43%	$1,306
Year Ended 12/31/2015	—	$10.32	(18.04%)	1.36%	1.36%	1.37%	58%	$3,459
Year Ended 12/31/2014	—	$12.83	(4.03%)	1.28%	1.28%	0.66%	45%	$15,467
Class C
Six Months Ended 6/30/2019 (Unaudited)	—	$11.74	10.44% (c)	2.91% (d)	2.28% (d)	(0.78%) (d)	16%	$8,612
Year Ended 12/31/2018	0.01	$10.63	(18.20%) (c),(i)	2.76% (f)	2.26% (f),(g)	(0.20%)	53%	$9,138
Year Ended 12/31/2017	—	$13.09	33.57% (c)	2.74%	2.43% (g)	(0.78%)	47%	$15,546
Year Ended 12/31/2016	—	$9.80	(3.92%) (c)	2.60% (f)	2.59% (f)	(0.87%)	43%	$15,534
Year Ended 12/31/2015	—	$10.20	(18.83%)	2.42%	2.42%	0.12%	58%	$22,953
Year Ended 12/31/2014	—	$12.65	(5.03%)	2.33%	2.33%	(0.36%)	45%	$41,208
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	—	$11.98	11.03% (c)	1.91% (d)	1.28% (d)	0.21% (d)	16%	$24,165
Year Ended 12/31/2018	0.01	$10.79	(17.28%) (c),(j)	1.76% (f)	1.26% (f),(g)	0.79%	53%	$25,476
Year Ended 12/31/2017	—	$13.29	34.92% (c)	1.74%	1.42% (g)	0.28%	47%	$53,415
Year Ended 12/31/2016	—	$9.85	(3.04%) (c)	1.59% (f)	1.58% (f)	(0.04%)	43%	$38,969
Year Ended 12/31/2015	—	$10.26	(17.98%)	1.42%	1.42%	1.12%	58%	$147,688
Year Ended 12/31/2014	—	$12.74	(4.12%)	1.33%	1.33%	0.62%	45%	$245,053
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	—	$12.06	11.05% (c)	1.85% (d)	1.19% (d)	0.35% (d)	16%	$544
Year Ended 12/31/2018	0.01	$10.86	(17.24%) (c),(k)	1.69% (f)	1.19% (f)	0.88%	53%	$509
Year Ended 12/31/2017	—	$13.38	35.02% (c)	1.65%	1.33%	0.33%	47%	$1,030
Year Ended 12/31/2016	—	$9.91	(2.90%)	1.46% (f)	1.46% (f)	(0.23%)	43%	$806
Year Ended 12/31/2015	—	$10.32	(17.96%)	1.34%	1.34%	1.22%	58%	$12,643
Year Ended 12/31/2014	—	$12.82	(4.02%)	1.26%	1.26%	0.72%	45%	$19,632
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	121

Financial Highlights  (continued)
Columbia Acorn Emerging Markets FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$10.76	0.02	1.18	1.20	—	—	—
Year Ended 12/31/2018	$13.27	0.12	(2.41)	(2.29)	(0.21)	(0.01)	(0.22)
Year Ended 12/31/2017	$9.82	0.02	3.43	3.45	—	—	—
Year Ended 12/31/2016	$10.23	0.03	(0.33)	(0.30)	(0.07)	(0.04)	(0.11)
Year Ended 12/31/2015	$12.71	0.15	(2.43)	(2.28)	(0.19)	(0.01)	(0.20)
Year Ended 12/31/2014	$13.36	0.09	(0.62)	(0.53)	(0.12)	—	(0.12)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Rounds to zero.
(c)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(d)	Annualized.
(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.
(i)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(j)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.09%.
(k)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.
The accompanying Notes to Financial Statements are an integral part of this statement.
122	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn Emerging Markets FundSM
	Reimbursement from affiliate	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	—	$11.96	11.15% (c)	1.79% (d)	1.14% (d)	0.38% (d)	16%	$779
Year Ended 12/31/2018	—	$10.76	(17.27%) (c),(e)	1.65% (f)	1.14% (f)	0.94%	53%	$693
Year Ended 12/31/2017	—	$13.27	35.13% (c)	1.59%	1.14%	0.16%	47%	$912
Year Ended 12/31/2016	—	$9.82	(2.92%) (c)	1.45%	1.45%	0.29%	43%	$2
Year Ended 12/31/2015	—	$10.23	(17.90%)	1.27%	1.27%	1.24%	58%	$2
Year Ended 12/31/2014	—	$12.71	(3.95%)	1.22%	1.22%	0.68%	45%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	123

Financial Highlights
Columbia Acorn European FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2019 (Unaudited)	$15.56	0.12	4.48	4.60	—	—	—
Year Ended 12/31/2018	$19.27	0.11	(3.70)	(3.59)	(0.12)	—	(0.12)
Year Ended 12/31/2017	$14.12	0.06	5.28	5.34	(0.19)	—	(0.19)
Year Ended 12/31/2016	$14.75	0.16	(0.67)	(0.51)	(0.12)	—	(0.12)
Year Ended 12/31/2015	$14.34	0.10	0.50	0.60	(0.19)	—	(0.19)
Year Ended 12/31/2014	$15.68	0.13	(1.34)	(1.21)	(0.05)	(0.08)	(0.13)
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$15.68	0.15	4.51	4.66	—	—	—
Year Ended 12/31/2018	$19.36	0.19	(3.75)	(3.56)	(0.12)	—	(0.12)
Year Ended 12/31/2017	$14.18	0.10	5.32	5.42	(0.24)	—	(0.24)
Year Ended 12/31/2016	$14.82	0.17	(0.65)	(0.48)	(0.16)	—	(0.16)
Year Ended 12/31/2015	$14.40	0.24	0.41	0.65	(0.23)	—	(0.23)
Year Ended 12/31/2014(f)	$15.85	(0.02)	(1.34)	(1.36)	(0.09)	—	(0.09)
Class C
Six Months Ended 6/30/2019 (Unaudited)	$15.33	0.04	4.41	4.45	—	—	—
Year Ended 12/31/2018	$19.12	(0.02)	(3.65)	(3.67)	(0.12)	—	(0.12)
Year Ended 12/31/2017	$13.99	(0.04)	5.21	5.17	(0.04)	—	(0.04)
Year Ended 12/31/2016	$14.63	0.03	(0.64)	(0.61)	(0.03)	—	(0.03)
Year Ended 12/31/2015	$14.16	(0.00) (g)	0.48	0.48	(0.01)	—	(0.01)
Year Ended 12/31/2014	$15.54	(0.01)	(1.29)	(1.30)	—	(0.08)	(0.08)
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$15.60	0.16	4.48	4.64	—	—	—
Year Ended 12/31/2018	$19.27	0.15	(3.70)	(3.55)	(0.12)	—	(0.12)
Year Ended 12/31/2017	$14.11	0.14	5.26	5.40	(0.24)	—	(0.24)
Year Ended 12/31/2016	$14.75	0.19	(0.67)	(0.48)	(0.16)	—	(0.16)
Year Ended 12/31/2015	$14.34	0.15	0.49	0.64	(0.23)	—	(0.23)
Year Ended 12/31/2014	$15.68	0.15	(1.32)	(1.17)	(0.09)	(0.08)	(0.17)
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$15.78	0.14	4.55	4.69	—	—	—
Year Ended 12/31/2018	$19.46	0.19	(3.75)	(3.56)	(0.12)	—	(0.12)
Year Ended 12/31/2017	$14.25	0.20	5.25	5.45	(0.24)	—	(0.24)
Year Ended 12/31/2016	$14.89	0.18	(0.66)	(0.48)	(0.16)	—	(0.16)
Year Ended 12/31/2015	$14.47	0.15	0.50	0.65	(0.23)	—	(0.23)
Year Ended 12/31/2014	$15.82	0.14	(1.32)	(1.18)	(0.09)	(0.08)	(0.17)
The accompanying Notes to Financial Statements are an integral part of this statement.
124	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2019 (Unaudited)	$20.16	29.56%	1.94% (c)	1.44% (c)	1.38% (c)	14%	$25,932
Year Ended 12/31/2018	$15.56	(18.78%)	1.81% (d)	1.45% (d)	0.57%	39%	$22,870
Year Ended 12/31/2017	$19.27	37.89%	1.94%	1.58% (e)	0.33%	34%	$32,487
Year Ended 12/31/2016	$14.12	(3.47%)	2.00%	1.75%	1.07%	40%	$26,269
Year Ended 12/31/2015	$14.75	4.17%	2.06%	1.75%	0.67%	37%	$40,368
Year Ended 12/31/2014	$14.34	(7.77%)	2.05%	1.75%	0.86%	74%	$21,101
Advisor Class
Six Months Ended 6/30/2019 (Unaudited)	$20.34	29.72%	1.68% (c)	1.19% (c)	1.63% (c)	14%	$1,630
Year Ended 12/31/2018	$15.68	(18.53%)	1.55% (d)	1.19% (d)	0.97%	39%	$1,496
Year Ended 12/31/2017	$19.36	38.29%	1.71%	1.28% (e)	0.55%	34%	$2,942
Year Ended 12/31/2016	$14.18	(3.27%)	1.79%	1.50%	1.15%	40%	$362
Year Ended 12/31/2015	$14.82	4.48%	1.81%	1.50%	1.59%	37%	$408
Year Ended 12/31/2014(f)	$14.40	(8.60%)	1.87% (c)	1.50% (c)	(0.30%) (c)	74%	$302
Class C
Six Months Ended 6/30/2019 (Unaudited)	$19.78	29.03%	2.68% (c)	2.20% (c)	0.51% (c)	14%	$6,766
Year Ended 12/31/2018	$15.33	(19.34%)	2.56% (d)	2.20% (d)	(0.12%)	39%	$8,770
Year Ended 12/31/2017	$19.12	36.95%	2.69%	2.31% (e)	(0.25%)	34%	$13,965
Year Ended 12/31/2016	$13.99	(4.21%)	2.75%	2.50%	0.18%	40%	$7,112
Year Ended 12/31/2015	$14.63	3.41%	2.82%	2.50%	(0.02%)	37%	$7,220
Year Ended 12/31/2014	$14.16	(8.44%)	2.84%	2.50%	(0.10%)	74%	$5,096
Institutional Class
Six Months Ended 6/30/2019 (Unaudited)	$20.24	29.74%	1.69% (c)	1.19% (c)	1.76% (c)	14%	$44,677
Year Ended 12/31/2018	$15.60	(18.57%)	1.56% (d)	1.20% (d)	0.80%	39%	$32,813
Year Ended 12/31/2017	$19.27	38.35%	1.69%	1.29% (e)	0.77%	34%	$48,965
Year Ended 12/31/2016	$14.11	(3.29%)	1.73%	1.50%	1.29%	40%	$11,345
Year Ended 12/31/2015	$14.75	4.43%	1.78%	1.50%	1.01%	37%	$11,766
Year Ended 12/31/2014	$14.34	(7.52%)	1.79%	1.50%	0.97%	74%	$8,499
Institutional 2 Class
Six Months Ended 6/30/2019 (Unaudited)	$20.47	29.72%	1.63% (c)	1.13% (c)	1.51% (c)	14%	$1,528
Year Ended 12/31/2018	$15.78	(18.44%)	1.50% (d)	1.13% (d)	0.96%	39%	$2,554
Year Ended 12/31/2017	$19.46	38.32%	1.64%	1.28%	1.14%	34%	$3,988
Year Ended 12/31/2016	$14.25	(3.23%)	1.68%	1.47%	1.26%	40%	$1,262
Year Ended 12/31/2015	$14.89	4.48%	1.75%	1.48%	0.98%	37%	$2,122
Year Ended 12/31/2014	$14.47	(7.54%)	1.75%	1.52%	0.92%	74%	$1,633
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	125

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$15.53	0.21	4.41	4.62	—	—	—
Year Ended 12/31/2018	$19.17	(0.04)	(3.48)	(3.52)	(0.12)	—	(0.12)
Year Ended 12/31/2017(h)	$15.02	0.03	4.40	4.43	(0.28)	—	(0.28)

Notes to Financial Highlights
(a)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests, if any. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Advisor Class shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
(g)	Rounds to zero.
(h)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
126	Columbia Acorn Family of Funds | Semiannual Report 2019

Financial Highlights  (continued)
Columbia Acorn European FundSM
	Net asset value, end of period	Total return(a)	Total gross expense ratio to average net assets(b)	Total net expense ratio to average net assets(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 6/30/2019 (Unaudited)	$20.15	29.75%	1.60% (c)	1.08% (c)	2.34% (c)	14%	$13
Year Ended 12/31/2018	$15.53	(18.51%)	1.41% (d)	1.08% (d)	(0.21%)	39%	$3
Year Ended 12/31/2017(h)	$19.17	29.55%	1.58% (c)	1.09% (c)	0.17% (c)	34%	$210
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Family of Funds | Semiannual Report 2019	127

Notes to Financial Statements
June 30, 2019 (Unaudited)
Note 1. Organization
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn International SelectSM, Columbia Acorn SelectSM, Columbia Thermostat FundSM, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM (each a Fund and collectively, the Funds) are each a series of Columbia Acorn Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term capital appreciation.
Columbia Thermostat FundSM pursues its investment objective by investing in shares of other mutual funds. As a “fund of funds”, under normal circumstances, the Fund allocates at least 95% of its net assets among a selected group of affiliated stock and bond mutual funds (underlying funds) according to the current level of the Standard & Poor’s (S&P) 500 Index in relation to predetermined ranges set by Columbia Wanger Asset Management, LLC (the Investment Manager or CWAM). The Fund may invest up to 5% of its net assets plus any cash received that day in cash, repurchase agreements, high quality short-term paper and government securities.
Fund shares
Each Fund may issue an unlimited number of shares. Each of Columbia Acorn® Fund, Columbia Acorn USA®, Columbia Acorn International SelectSM, Columbia Acorn SelectSM, Columbia Thermostat FundSM, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM currently offers Class A, Advisor Class, Class C, Institutional Class, Institutional 2 Class and Institutional 3 Class shares. Columbia Acorn International® currently offers Class A, Advisor Class, Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares.
Class A shares are sold with a front-end sales charge. Class A shares bought without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge (CDSC) if the shares are redeemed within 12 months after purchase, and a 0.50% CDSC if the shares are redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
Advisor Class shares are offered at net asset value. There are certain restrictions on who may purchase these shares.
Class C shares are offered at net asset value but are subject to a CDSC on redemptions made within one year after purchase. Class C shares automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are offered at net asset value. There are certain restrictions on who may purchase Institutional Class shares. Generally, Institutional Class shares of a Fund may be exchanged for shares of another fund distributed by Columbia Management Investment Distributors, Inc. (CMID) at no additional charge.
Institutional 2 Class shares are offered at net asset value. There are certain restrictions on who may purchase these shares.
Institutional 3 Class shares are offered at net asset value. There are certain restrictions on who may purchase these shares.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated pro rata on the basis of the relative net assets of all classes, except that each class bears certain expenses specific to that class such as distribution services, transfer agent fees, and certain other class specific expenses. Differences in class expenses may result in payment of different dividend distributions for each class. All of the Funds’ share classes have equal rights with respect to voting, subject to Fund or class-specific matters.
128	Columbia Acorn Family of Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in good faith under consistently applied procedures established by the Board of Trustees. With respect to Columbia Thermostat FundSM, investments in underlying funds are valued at their net asset values as reported by the underlying funds. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. Exchange traded funds are valued at their official close net asset value as reported on the applicable exchange. A security for which there is no reported sale on the valuation date is valued by comparison of the mean of the latest bid and ask quotations.
Foreign equity securities are generally valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In situations where foreign markets are closed, where a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated, and in the event of significant movement in the trigger index for the statistical fair valuation process established by the Board of Trustees, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at a fair value, that value may be different from the last quoted market price for the security.
Short-term investments maturing in 60 days or less are primarily valued at amortized cost, which approximates market value.
Futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Foreign currency transactions and translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the New York spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.
Columbia Acorn Family of Funds | Semiannual Report 2019	129

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Derivative instruments
Columbia Acorn International® and Columbia Acorn USA® invested in futures contracts on a limited basis during the six months ended June 30, 2019, as detailed below. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statements of Assets and Liabilities.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Columbia Acorn International® and Columbia Acorn USA® bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of Columbia Acorn International® and Columbia Acorn USA® including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Acorn International®
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,859,908*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
130	Columbia Acorn Family of Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended June 30, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	10,394,339

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	2,859,908
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	96,257,523

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Columbia Acorn USA®
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at June 30, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	154,203*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	445,545

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	154,203
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended June 30, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	3,134,200

*	Based on the ending quarterly outstanding amounts for the six months ended June 30, 2019.
Columbia Acorn Family of Funds | Semiannual Report 2019	131

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Security transactions and investment income
Security transactions, investment income and shareholder fund transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income and realized gain distributions from other funds are recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts on debt obligations when required for federal income tax purposes. Realized gains and losses from security transactions are recorded on an identified cost basis.
Awards, if any, from class action litigation related to securities owned may be recorded as a reduction of cost of those securities. If the applicable securities are no longer owned, the proceeds are recorded as realized gains.
The Funds may receive distributions from holdings in exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital may be made by the Funds’ management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Funds no longer own the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for ETFs and RICs.
Fund share valuation
Fund shares are sold and redeemed on a daily basis at net asset value, subject to any applicable sales charge. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. Generally, income, expenses and realized and unrealized gain/(losses) of a Fund are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. The distribution and service fees and transfer agent fees are charged to each specific class as expenses are incurred. Redemption fees are accounted for as an addition to paid in capital for purposes of determining the net asset value of each class.
Securities lending
Each Fund, except Columbia Thermostat FundSM, may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks and or other institutional borrowers of securities that the Funds’ securities lending agent has determined are credit worthy under guidelines established by the Board, to earn additional income. The Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Funds also receive a fee for the loan. The Funds have the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of a Fund and any additional required collateral is delivered to the Fund on the next business day. The Funds have elected to invest the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board. The income earned from the securities lending program is paid to each Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Funds’ lending agent, and net of any borrower rebates. The Investment Manager does not retain any fees earned by the lending program. Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. In the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned as of June 30, 2019 by each Fund is included in the Statements of Operations.
132	Columbia Acorn Family of Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Funds’ gross and net amount of assets and liabilities available for offset under netting agreements and under a securities lending agreement as well as the related collateral received by each Fund with securities on loan as of June 30, 2019:
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn USA®	Columbia Acorn International SelectSM	Columbia Acorn SelectSM	Columbia Acorn Emerging Markets FundSM
	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)	Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	666,000	9,138,242	638,793	127,574	52,650	270,088
Total Liabilities	666,000	9,138,242	638,793	127,574	52,650	270,088
Total Financial and Derivative Net Assets	(666,000)	(9,138,242)	(638,793)	(127,574)	(52,650)	(270,088)
Financial Instruments	659,808	8,688,917	670,023	122,193	55,224	253,354
Net Amount (a)	(6,192)	(449,325)	31,230	(5,381)	2,574	(16,734)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
Securities lending transactions
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of June 30, 2019:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Columbia Acorn® Fund
Securities lending transactions
Equity securities	$659,808	$—	$—	$—	$659,808
Gross amount of recognized liabilities for securities lending (collateral received)					666,000
Amounts due to counterparty in the event of default					$6,192
Columbia Acorn International®
Securities lending transactions
Equity securities	$8,688,917	$—	$—	$—	$8,688,917
Gross amount of recognized liabilities for securities lending (collateral received)					9,138,242
Amounts due to counterparty in the event of default					$449,325
Columbia Acorn USA®
Securities lending transactions
Equity securities	$670,023	$—	$—	$—	$670,023
Gross amount of recognized liabilities for securities lending (collateral received)					638,793
Amounts due to counterparty in the event of default					$(31,230)
Columbia Acorn International SelectSM
Securities lending transactions
Equity securities	$122,193	$—	$—	$—	$122,193
Gross amount of recognized liabilities for securities lending (collateral received)					127,574
Amounts due to counterparty in the event of default					$5,381
Columbia Acorn SelectSM
Securities lending transactions
Equity securities	$55,224	$—	$—	$—	$55,224
Gross amount of recognized liabilities for securities lending (collateral received)					52,650
Amounts due to counterparty in the event of default					$(2,574)
Columbia Acorn Family of Funds | Semiannual Report 2019	133

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Columbia Acorn Emerging Markets FundSM
Securities lending transactions
Equity securities	$253,354	$—	$—	$—	$253,354
Gross amount of recognized liabilities for securities lending (collateral received)					270,088
Amounts due to counterparty in the event of default					$16,734
Federal income tax status
It is each Fund’s policy to comply with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute substantially all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Columbia Thermostat FundSM distributes all of its taxable income, as well as any net realized gain on sales of portfolio fund shares and any distributions of net realized gains received by the Fund from its portfolio funds, reportable for federal income tax purposes. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.
Foreign taxes
Realized gains in certain countries may be subject to foreign taxes at the fund level. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction. The amount, if any, is disclosed as a liability on the Statements of Assets and Liabilities.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date.
Guarantees and indemnification
In the normal course of business, the Trust on behalf of the Funds enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Trust’s organizational documents, the trustees and officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.
Note 3. Fees and other transactions with affiliates
Investment management fees
CWAM is a wholly-owned subsidiary of Columbia Management Investment Advisers, LLC (Columbia Management), which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). CWAM furnishes continuing investment supervision to the Funds and is responsible for the overall management of the Funds’ business affairs.
134	Columbia Acorn Family of Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
CWAM receives a monthly advisory fee based on each Fund’s daily net assets at the following annual rates:
Columbia Acorn® Fund
Average daily net assets	Annual fee rate
Up to $700 million	0.74%
$700 million to $2 billion	0.69%
$2 billion to $6 billion	0.64%
$6 billion and over	0.63%

Columbia Acorn International®
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%

Columbia Acorn USA®
Average daily net assets	Annual fee rate
Up to $200 million	0.94%
$200 million to $500 million	0.89%
$500 million to $2 billion	0.84%
$2 billion to $3 billion	0.80%
$3 billion and over	0.70%

Columbia Acorn International SelectSM
Average daily net assets	Annual fee rate
Up to $500 million	0.89%
$500 million and over	0.85%

Columbia Acorn SelectSM
Average daily net assets	Annual fee rate
Up to $700 million	0.85%
$700 million to $2 billion	0.80%
$2 billion to $3 billion	0.75%
$3 billion and over	0.70%

Columbia Thermostat FundSM
Annual fee rate
All average daily net assets	0.10%

Columbia Acorn Emerging Markets FundSM
Average daily net assets	Annual fee rate
Up to $100 million	1.25%
$100 million to $500 million	1.00%
$500 million and over	0.80%

Columbia Acorn Family of Funds | Semiannual Report 2019	135

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Columbia Acorn European FundSM
Average daily net assets	Annual fee rate
Up to $100 million	1.19%
$100 million to $500 million	0.94%
$500 million and over	0.74%
Effective May 1, 2019, through April 30, 2020, CWAM has contractually agreed to waive 0.21% of the advisory fee otherwise payable to it by Columbia Acorn SelectSM. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. Prior to May 1, 2019, CWAM had contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by Columbia Acorn SelectSM.
For the six months ended June 30, 2019, the annualized effective investment advisory fee rates (net of the advisory fee waiver for Columbia Acorn SelectSM) were as follows:
Fund	Effective investment advisory fee rate (%)
Columbia Acorn® Fund	0.67
Columbia Acorn International®	0.79
Columbia Acorn USA®	0.92
Columbia Acorn International SelectSM	0.89
Columbia Acorn SelectSM	0.65
Columbia Thermostat FundSM	0.10
Columbia Acorn Emerging Markets FundSM	1.25
Columbia Acorn European FundSM	1.19
Advisory Affiliates
The Investment Manager and its investment advisory affiliates, including Columbia Management (Affiliates), may coordinate in providing services to their clients. These Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. From time to time, the Investment Manager may engage employees of its Columbia Management to provide portfolio management services to certain accounts managed by the Investment Manager, including Columbia Thermostat FundSM. These employees will provide services to the Investment Manager pursuant to personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
Pursuant to such arrangements, employees of Columbia Management may serve as “associated persons” of the Investment Manager and, in this capacity, may provide portfolio management services to the Fund on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Funds’ Chief Compliance Officer, consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and SAI, and the Investment Manager’s and the Funds’ compliance policies and procedures.
Administration fees
CWAM provides administrative services and receives an administration fee from the Funds at the following annual rates:
Columbia Acorn Trust
Aggregate average daily net assets of the trust	Annual fee rate
Up to $8 billion	0.050%
$8 billion to $16 billion	0.040%
$16 billion to $35 billion	0.030%
$35 billion to $45 billion	0.025%
$45 billion and over	0.015%
136	Columbia Acorn Family of Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
For the six months ended June 30, 2019, the annualized effective administration fee rate was 0.049% of each Fund’s average daily net assets. CWAM has contractually delegated to Columbia Management responsibility to provide certain sub-administrative services to the Funds.
Compensation of board members
Certain officers and trustees of the Trust are also officers of CWAM or Columbia Management. The Trust makes no direct payments to its officers and trustees who are affiliated with CWAM or Columbia Management. The Trust offers a Deferred Compensation Plan (the Deferred Plan) for its independent trustees. Under the Deferred Plan, a trustee may elect to defer all or a portion of his or her compensation. Amounts deferred are retained by the Trust and may represent an unfunded obligation of the Trust. The value of amounts deferred is determined by reference to the change in value of Institutional Class shares of one or more series of Columbia Acorn Trust or a money market fund as specified by the trustee. Benefits under the Deferred Plan are payable in accordance with the Deferred Plan.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
An affiliated person of a Fund may include any company in which a Fund owns five percent or more of its outstanding voting shares during the year. On June 30, 2019, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn International SelectSM, Columbia Acorn SelectSM, Columbia Thermostat FundSM, Columbia Acorn Emerging Markets FundSMand Columbia Acorn European FundSM held five percent or more of the outstanding voting securities of one or more companies or a company which is under common ownership or control with the Funds. Details of investments in those affiliated companies are presented in the Notes to Portfolio of Investments of each Fund listed above.
For the six months ended June 30, 2019, the Funds engaged in purchase and sales transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those transactions complied with Rule 17a-7 under the 1940 Act and totaled as follows.
Fund	Purchases ($)	Sales ($)	Realized gain/(loss) from sale transactions ($)
Columbia Acorn International®	1,296,836	—	—
Transfer agency fees
Under a Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency, dividend disbursing and shareholder services to the Funds for which the Funds pay transfer agency fees. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to provide certain services and assist the Transfer Agent carrying out its duties. The Transfer Agent pays the fees of DST for its services and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees). In addition, the Transfer Agent enters into agreements with various financial intermediaries through which investors may hold Fund shares, including Ameriprise Financial and its affiliates. These intermediaries also may provide shareholder services (Additional Shareholder Services) for which they are compensated by the Transfer Agent, which is in turn compensated by the Funds. Additional Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, shareholder or participant tax monitoring and reporting and/or the provision of call center support and other customer services.
Columbia Acorn Family of Funds | Semiannual Report 2019	137

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
The Funds pay the Transfer Agent a monthly transfer agency fee that varies by account type (on a per account or asset-based basis) based on the cost of servicing the Funds. In addition, subject to certain limitations described in the Funds’ prospectuses and except with respect to Institutional 3 Class shares, the Funds pay a fee to the Transfer Agent for the Additional Shareholder Services provided by financial intermediaries who maintain shares through omnibus or networked accounts in amounts that vary by share class and with the distribution channel, type of intermediary and type of services provided.
The Funds compensate the Transfer Agent for certain out-of-pocket expenses as approved by the Board from time to time. Such out-of-pocket expenses may include networking account fees paid to dealer firms by the Transfer Agent with respect to shareholder accounts established or maintained pursuant to the National Securities Clearing Corporation’s (NSCC) networking system. A significant portion of such networking account fees are paid by the Transfer Agent to dealer firms affiliated with Ameriprise Financial and its affiliates.
Effective July 1, 2017, the Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Through June 30, 2019, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn® Fund to an annual rate of not more than 0.07% for all share classes of the Fund other than Institutional 2 Class and Institutional 3 Class.
Through June 30, 2019, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn International® to an annual rate of not more than 0.11% for all share classes of the Fund other than Institutional 2 Class and Institutional 3 Class.
Effective July 1, 2019 through April 30, 2020, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn USA® for Institutional 2 Class and Institutional 3 Class shares of the Funds to not more than 0.04% and 0.00%, respectively, of the average daily net assets attributable to each share class. This agreement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. Prior to July 1, 2019, the Transfer Agent had contractually agreed to limit the total fees payable to it by Columbia Acorn USA® to an annual rate of not more than 0.14% for all share classes of the Fund other than Institutional 2 Class and Institutional 3 Class.
Effective July 1, 2019 through June 30, 2020, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn International SelectSM for Institutional 2 Class and Institutional 3 Class shares of the Funds to not more than 0.05% and 0.00%, respectively, of the average daily net assets attributable to each share class. This agreement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.
Through June 30, 2019, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn SelectSM to an annual rate of not more than 0.11% for all share classes of the Fund other than Institutional 2 Class and Institutional 3 Class.
Effective July 1, 2019 through April 30, 2020, the Transfer Agent contractually agreed to limit the total fees payable to it by Columbia Acorn European FundSM for Institutional 2 Class and Institutional 3 Class shares of the Funds to not more than 0.05% and 0.00%, respectively, of the average daily net assets attributable to each share class. This agreement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager.
For each Fund, through June 30, 2019, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
138	Columbia Acorn Family of Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
For the six months ended June 30, 2019, the Funds’ annualized effective transfer agency fee rates, as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)
Columbia Acorn® Fund	0.07	0.07	0.07	0.07	0.05	—	—
Columbia Acorn International®	0.11	0.11	0.11	0.11	0.05	—	0.11
Columbia Acorn USA®	0.14	0.14	0.14	0.14	0.05	—	—
Columbia Acorn International SelectSM	0.15	0.15	0.15	0.15	0.05	—	—
Columbia Acorn SelectSM	0.11	0.11	0.11	0.11	0.05	—	—
Columbia Thermostat FundSM	0.10	0.10	0.10	0.10	0.05	—	—
Columbia Acorn Emerging Markets FundSM	0.14	0.14	0.14	0.14	0.05	—	—
Columbia Acorn European FundSM	0.11	0.11	0.12	0.11	0.05	—	—
Columbia Acorn International® and certain other affiliated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent to certain associated investment companies, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expired on January 31, 2019.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. There were no small account fees for any of the funds.
Distribution and service fees
CMID, a wholly owned subsidiary of Ameriprise Financial, is the distributor of the Funds. Each Fund has adopted a distribution and service plan which requires it to pay CMID a monthly service fee equal to 0.25% annually of the average daily net assets attributable to Class A and Class C shares and a monthly distribution fee equal to 0.75% and 0.50%, annually, of the average daily net assets attributable to Class C and Class R shares, respectively. CMID receives no compensation with respect to Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended June 30, 2019, if any, are listed below:
	Underwriting discounts ($)	CDSCs ($)
Fund	Class A	Class A	Class C
Columbia Acorn® Fund	157,860	760	1,265
Columbia Acorn International®	37,260	79	807
Columbia Acorn USA®	34,075	3	350
Columbia Acorn International SelectSM	36,108	4	228
Columbia Acorn SelectSM	8,372	2	4
Columbia Thermostat FundSM	98,663	—	2,790
Columbia Acorn Emerging Markets FundSM	5,790	—	107
Columbia Acorn European FundSM	9,347	—	1,215
Columbia Acorn Family of Funds | Semiannual Report 2019	139

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
Effective July 1, 2019, through June 30, 2020, CWAM contractually agreed to waive fees and/or reimburse expenses so that the Funds’ ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investments in other investment companies, if any) do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn International SelectSM	1.31%	1.06%	2.06%	1.06%	0.97%	0.92%
This agreement may not be modified or terminated, without approval from the Fund’s Board and CWAM. There is no guarantee that this agreement will continue after June 30, 2020.
With respect to Columbia Acorn International SelectSM Fund, the Transfer Agent contractually agreed, effective July 1, 2019, to waive a portion of the fees payable by the Fund such that through June 30, 2020, fees paid by the Fund to the Transfer Agent do not exceed (i) 0.05% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund.
Effective July 1, 2019, through April 30, 2020, CWAM has contractually agreed to waive fees and/or reimburse expenses so that the Funds’ ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund’s investments in other investment companies, if any) do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn Emerging Markets FundSM	1.55%	1.30%	2.30%	1.30%	1.24%	1.19%
Columbia Acorn European FundSM	1.45%	1.20%	2.20%	1.20%	1.14%	1.09%
These agreements may not be modified or terminated, without approval from the Fund’s Board and CWAM. There is no guarantee that these agreements will continue after April 30, 2020.
With respect to Columbia Acorn European FundSM, the Transfer Agent contractually agreed, effective July 1, 2019, to waive a portion of the fees payable by the Fund such that through April 30, 2020, fees paid by the Fund to the Transfer Agent do not exceed (i) 0.05% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund.
Effective May 1, 2019 through April 30, 2020, CWAM has contractually agreed to waive fees and/or reimburse expenses, so that the Funds’ ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund’s investments in other investment companies, if any, and in the case of Columbia Thermostat FundSM its underlying portfolio funds), do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn USA®	1.42%	1.17%	2.17%	1.17%	1.08%	1.04%
Columbia Thermostat FundSM	0.50%	0.25%	1.25%	0.25%	0.21%	0.17%
These agreements may not be modified or terminated, without approval from the Fund’s Board and CWAM. There is no guarantee that these agreements will continue after April 30, 2020.
With respect to Columbia Acorn USA®, the Transfer Agent contractually agreed, effective July 1, 2019, to waive a portion of the fees payable by the Fund such that through April 30, 2020, fees paid by the Fund to the Transfer Agent do not exceed (i) 0.04% of the average daily net assets of Institutional 2 Class shares of the Fund and (ii) 0.00% of the average daily net assets of Institutional 3 Class shares of the Fund.
140	Columbia Acorn Family of Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Effective May 1, 2019 through April 30, 2020, CWAM has contractually agreed to waive fees and/or reimburse expenses, so that the Funds’ ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings, if any), do not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
Columbia Acorn® Fund	1.11%	0.86%	1.86%	0.86%	0.82%	0.78%	—
Columbia Acorn InternationalSM	1.24%	0.99%	1.99%	0.99%	0.92%	0.88%	1.49%
These agreements may not be modified or terminated, without approval from the Fund’s Board and CWAM. There is no guarantee that these agreements will continue after April 30, 2020.
Prior to July 1, 2019, CWAM contractually waived fees and/or reimburse expenses so that the Funds’ ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund’s investments in other investment companies, if any), did not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn Emerging Markets FundSM	1.55%	1.30%	2.30%	1.30%	1.19%	1.14%
Columbia Acorn European FundSM	1.45%	1.20%	2.20%	1.20%	1.13%	1.08%
Columbia Acorn International SelectSM	1.40%	1.15%	2.15%	1.15%	1.06%	1.01%
Prior to May 1, 2019, CWAM contractually waived fees and/or reimburse expenses so that the Funds’ ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with each Fund’s investments in other investment companies, if any, and in the case of Columbia Thermostat FundSM its underlying portfolio funds), did not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Thermostat FundSM	0.50%	0.25%	1.25%	0.25%	0.20%	0.15%
Prior to May 1, 2019, CWAM had contractually agreed to waive fees and/or reimburse expenses so that the Funds’ ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings, if any), did not exceed the following annual rates as a percentage of each class’ average daily net assets:
Fund	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
Columbia Acorn® Fund	1.11%	0.86%	1.86%	0.86%	0.84%	0.79%
Columbia Acorn USA®	1.42%	1.17%	2.17%	1.17%	1.08%	1.03%
In addition to these contractual agreements, CWAM has voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn USA®, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but each Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Columbia Acorn Family of Funds | Semiannual Report 2019	141

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Expenses waived and/or reimbursed by CWAM and its affiliates for the six months ended June 30, 2019, were as follows:
Fund	Expenses waived and/or reimbursed ($)
Columbia Acorn® Fund	524,430
Columbia Acorn International®	308,621
Columbia Acorn USA®	71,228
Columbia Acorn International SelectSM	93,677
Columbia Acorn SelectSM	304,383
Columbia Thermostat FundSM	275,562
Columbia Acorn Emerging Markets FundSM	189,579
Columbia Acorn European FundSM	183,339
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Acorn® Fund	3,417,227,000	991,422,000	(60,352,000)	931,070,000
Columbia Acorn International®	2,012,536,000	818,105,000	(87,089,000)	731,016,000
Columbia Acorn USA®	266,752,000	56,974,000	(11,884,000)	45,090,000
Columbia Acorn International SelectSM	106,364,000	36,138,000	(5,113,000)	31,025,000
Columbia Acorn SelectSM	243,463,000	34,841,000	(7,032,000)	27,809,000
Columbia Thermostat FundSM	653,329,000	30,509,000	—	30,509,000
Columbia Acorn Emerging Markets FundSM	52,600,000	11,787,000	(4,881,000)	6,906,000
Columbia Acorn European FundSM	58,598,000	23,942,000	(2,331,000)	21,611,000
The following capital loss carryforwards, determined at December 31, 2018, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
Fund	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Acorn Emerging Markets FundSM	—	47,094,479	26,694,786	73,789,265
Columbia Acorn European FundSM	—	8,459,096	—	8,459,096
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at December 31, 2018 as arising on January 1, 2019.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Thermostat FundSM	—	1,790,953
Columbia Acorn Emerging Markets FundSM	103,544	—
Columbia Acorn European FundSM	29,882	—
142	Columbia Acorn Family of Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The aggregate cost of purchases and proceeds from sales, other than short-term obligations, for the six months ended June 30, 2019, were:
	Purchases ($)	Proceeds from sales ($)
Columbia Acorn® Fund	2,807,799,405	3,052,892,378
Columbia Acorn International®	437,908,605	722,276,095
Columbia Acorn USA®	166,892,702	192,610,149
Columbia Acorn International SelectSM	28,973,195	27,514,414
Columbia Acorn SelectSM	229,427,496	231,941,006
Columbia Thermostat FundSM	648,717,283	659,730,873
Columbia Acorn Emerging Markets FundSM	9,737,425	16,440,038
Columbia Acorn European FundSM	10,221,776	18,274,325
The amount of purchase and sales activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
During the six months ended June 30, 2019, the following fund(s) had borrowings:
Fund	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Columbia Acorn International®	26,500,000	3.50	1
Columbia Acorn USA®	4,100,000	3.49	2
Columbia Acorn International SelectSM	500,000	3.44	3
Columbia Acorn SelectSM	1,725,000	3.48	4
Columbia Thermostat FundSM	5,266,667	3.48	6
Interest expense incurred by the Funds is recorded as a line of credit interest expense in the Statement of Operations. The Funds had no outstanding borrowings at June 30, 2019.
Columbia Acorn Family of Funds | Semiannual Report 2019	143

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Note 7. Significant risks
Consumer discretionary sector risk
Columbia Acorn USA® may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.
Financial sector risk
Columbia Acorn Emerging Markets FundSM may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that Columbia Acorn International® , Columbia Acorn International SelectSM, Columbia Acorn Emerging Markets FundSM and Columbia Acorn European FundSM concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Health care sector risk
Columbia Acorn® Fund, Columbia Acorn USA® and Columbia Acorn SelectSM may be more susceptible to the particular risks that may affect companies in the health care sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Industrial sector risk
Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM may be more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events and economic conditions and risks for environmental damage and product liability claims.
144	Columbia Acorn Family of Funds | Semiannual Report 2019

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
Shareholder concentration risk
At June 30, 2019, the table below details the affiliated and significant unaffiliated shareholder account ownership of outstanding shares of each Fund. The Funds have no knowledge about whether any portion of these unaffiliated shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.
Fund	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Acorn® Fund	—	—
Columbia Acorn International®	13.2	—
Columbia Acorn USA®	25.5	—
Columbia Acorn International SelectSM	—	28.3
Columbia Acorn SelectSM	17.1	20.0
Columbia Thermostat FundSM	14.6	22.1
Columbia Acorn Emerging Markets FundSM	17.2	32.6
Columbia Acorn European FundSM	36.3	29.7
Technology and technology-related investment risk
Columbia Acorn® Fund, Columbia Acorn SelectSM and Columbia Acorn European FundSM may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if they were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 8. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 9. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable
Columbia Acorn Family of Funds | Semiannual Report 2019	145

Notes to Financial Statements  (continued)
June 30, 2019 (Unaudited)
to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
146	Columbia Acorn Family of Funds | Semiannual Report 2019

Board Approval of the Advisory Agreement
Columbia Acorn Trust (the “Trust”) has an investment advisory agreement (the “Advisory Agreement”) with Columbia Wanger Asset Management, LLC (“CWAM”) under which CWAM manages the Columbia Acorn Funds (each, a “Fund,” and together, the “Funds”). All of the voting trustees of the Trust are persons who have no direct or indirect interest in the Advisory Agreement and are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”). The Independent Trustees oversee the management of each Fund and, as required by law, determine at least annually whether to continue the Advisory Agreement for each Fund.
The Contract Committee (the “Contract Committee”) of the Board of Trustees (the “Board”), which is comprised solely of Independent Trustees, makes recommendations to the Board regarding any proposed continuation of the Advisory Agreement. After the Contract Committee has made its recommendations, the full Board determines whether to approve continuation of the Advisory Agreement. The Board also considers matters bearing on the Advisory Agreement at its various meetings throughout the year, meets at least quarterly with CWAM investment personnel (as does the Board’s Investment Performance Analysis Committee (the “Performance Committee”)), and receives monthly reports from CWAM on the performance of the Funds.
In connection with their most recent consideration of the Advisory Agreement for the Funds, the Contract Committee and all Independent Trustees received and reviewed a substantial amount of information provided by CWAM, Columbia Management Investment Advisers, LLC (“Columbia Management”) and the parent of CWAM and Columbia Management, Ameriprise Financial, Inc. (“Ameriprise”), in response to written requests from the Independent Trustees and their independent legal counsel. Throughout the process, the Independent Trustees had numerous opportunities to ask questions of and request additional materials from CWAM, Columbia Management and Ameriprise.
During each meeting at which the Contract Committee or the Independent Trustees considered the Advisory Agreement, they met in at least one executive session with their independent legal counsel. Members of the Contract Committee and their independent counsel also met with representatives of CWAM, Columbia Management and Ameriprise on several occasions. In all, the Contract Committee convened formally on four separate occasions to consider the continuation of the Advisory Agreement. The Board and/or some or all of the Independent Trustees met on other occasions to receive the Contract Committee’s status reports and/or to discuss outstanding issues. In addition, the Performance Committee, which is also comprised exclusively of Independent Trustees, reviewed the performance of the Funds, met in joint meetings with the Contract Committee, and reported to the Board and/or the Contract Committee throughout the year. The chair of the Compliance Committee of the Board (the “Compliance Committee”) made available relevant information with respect to matters within the realm of the Compliance Committee’s oversight responsibilities.
The materials reviewed by the Contract Committee and the Independent Trustees included, among other items: (i) information on the investment performance of each Fund relative to independently selected peer groups of funds and the Funds’ performance benchmarks over various time periods, as presented and analyzed by an independent consultant; (ii) information on each Fund’s advisory fees and other expenses, including information comparing the Fund’s fees and expenses to those of peer groups of funds and information about any applicable expense limitations and fee breakpoints; (iii) data on sales and redemptions of Fund shares; and (iv) information on the profitability to CWAM and its affiliates, as well as potential “fall-out” or ancillary benefits that CWAM and its affiliates may receive as a result of their relationships with the Funds. The Contract Committee and the Board also considered other information such as: (i) CWAM’s financial condition; (ii) each Fund’s investment objective and strategies; (iii) the overall level of resources devoted to the Funds; (iv) the size, education, experience and resources of CWAM’s investment staff and its use of technology, including with respect to the liquidity risk management program and external research and trading cost measurement tools; (v) changes in investment and other personnel at CWAM; (vi) the portfolio manager compensation framework; (vii) the allocation of the Funds’ brokerage, and the use of “soft” commission dollars to pay for research products and services; (viii) CWAM’s risk management program; (ix) the resources devoted to, and the record of compliance with, the Funds’ investment policies and restrictions, policies on personal securities transactions and other compliance policies and procedures; and (x) CWAM’s and its affiliates’ conflicts of interest.
Columbia Acorn Family of Funds | Semiannual Report 2019	147

Board Approval of the Advisory Agreement  (continued)
At a meeting held on June 12, 2019, the Board considered and unanimously approved the continuation of the Advisory Agreement for each Fund. In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and analyzed various factors that they determined were relevant, none of which by itself was considered dispositive. The material factors and conclusions that formed the basis for the Independent Trustees’ determination to approve the continuation of the Advisory Agreement are discussed below.
Nature, quality and extent of services
The Independent Trustees reviewed the nature, quality and extent of the services provided by CWAM and its affiliates to the Funds under the Advisory Agreement, taking into account the investment objective and strategy of each Fund, its shareholder base and knowledge gained from meetings with management, which were held on at least a quarterly basis. They reviewed the available resources and key personnel of CWAM and its affiliates, especially those providing investment management services to the Funds. They also considered the resources dedicated specifically to CWAM by its parent company pursuant to the Advisory Agreement and the contribution of those resources to the portfolio management process. The Independent Trustees noted that these dedicated resources included the professionals responsible for Fund risk analysis and portfolio construction, the continuous development and maintenance of CWAM’s research base and the servicing and support of existing Fund shareholders.
The Independent Trustees also took into account other services provided to the Funds by CWAM and its affiliates, including: managing the execution of portfolio transactions and selecting broker-dealers for those transactions; monitoring adherence to the Funds’ investment restrictions; monitoring and managing the Funds’ liquidity pursuant to the liquidity risk management program; providing support services for the Board and committees of the Board; managing the Funds’ securities lending program; communicating with shareholders; serving as the Funds’ administrator and fund accountant; and overseeing the activities of the Funds’ other service providers, including monitoring for compliance with various policies and procedures as well as applicable securities laws and regulations. The Independent Trustees also noted the quality of CWAM’s compliance record.
With respect to the international Funds, the Independent Trustees took into account CWAM’s efforts to improve Fund performance, including through an increased emphasis on systematic and quantitative tools and risk-based analyses in the portfolio management and construction processes, the introduction of stocks with greater growth potential to certain international Funds’ portfolios, and certain portfolio manager and analyst changes. The Independent Trustees believed that CWAM’s extensive and focused efforts to improve the international Funds’ performance were reasonable and appropriate.
The Independent Trustees took into account efforts by CWAM to improve the performance of certain domestic Funds, including CWAM’s use of systematic and quantitative tools and risk-based analyses in managing and constructing the portfolios of Columbia Acorn Fund, Columbia Acorn USA and Columbia Acorn Select. They also considered the addition of new portfolio managers for Columbia Acorn Fund and Columbia Acorn Select. In the case of Columbia Thermostat Fund, the Independent Trustees considered the addition in 2018 of new portfolio managers for the Fund and the extensive evaluation of, and related changes made in the prior year by the Fund’s portfolio managers to the structure and forms of the investment allocation table employed by the Fund in pursuing its investment strategy. The Independent Trustees believed that CWAM’s extensive and focused efforts to improve the domestic Funds’ performance were reasonable and appropriate.
The Independent Trustees concluded that the nature, quality and extent of the services provided by CWAM and its affiliates to each Fund under the Advisory Agreement were appropriate for the Funds and that the Funds were likely to benefit from the continued provision of those services by CWAM. They also concluded that CWAM currently had sufficient personnel, with appropriate education and experience, to serve the Funds effectively, and that the firm had demonstrated its continuing ability to attract and retain well-qualified personnel. The Independent Trustees also considered that Ameriprise had committed to the Board that CWAM would have sufficient investment management resources to continue to improve performance, including but not limited to resources to continue hiring analysts and other investment and operational personnel, as necessary.
148	Columbia Acorn Family of Funds | Semiannual Report 2019

Board Approval of the Advisory Agreement  (continued)
Performance of the Funds
The Independent Trustees received and considered detailed performance information at various meetings of the Board, the Contract Committee and the Performance Committee throughout the year. They reviewed information comparing each Fund’s performance with that of its benchmarks and with the performance of comparable funds and peer groups as identified by independent consultant Broadridge Financial Solutions, Inc. (“Broadridge”). The Independent Trustees evaluated the performance and risk characteristics of the Funds over various time periods, including over the one-, three- and five-year periods ended December 31, 2018. Although they focused their review on the Institutional share class (Class Inst) of each Fund, the Independent Trustees considered performance information for Class A shares of each Fund. The Independent Trustees also considered more recent peer and benchmark performance data for certain Funds in order to evaluate CWAM’s progress in improving Fund performance.
With respect to Columbia Acorn Fund, the Independent Trustees considered that the Fund’s performance ranked above its Broadridge peer group median for the three-year period ended December 31, 2018 and below its Broadridge peer group median for the one- and five-year periods ended December 31, 2018. They noted that the Fund’s performance surpassed its primary benchmark for one- and three-year periods ended December 31, 2018 and was only slightly below its primary benchmark for the one-year period ended April 30, 2019.
The Independent Trustees reviewed the performance of Columbia Acorn USA, noting that the Fund’s performance exceeded its Broadridge peer group median and primary benchmark for the one-, three- and five-year periods ended December 31, 2018. They observed that, more recently, the Fund outperformed its Broadridge peer group median for the one-year period ended April 30, 2019 and slightly trailed its Broadridge peer group for the three- and five-year periods ended April 30, 2019. The Independent Trustees also considered that Columbia Acorn USA’s performance exceeded that of its primary benchmark for the one-, three- and five-year periods ended April 30, 2019.
The Independent Trustees considered that the performance of Columbia Acorn Select fell below or equal to its Broadridge peer group median for the one-, three- and five-year periods ended December 31, 2018. They also noted that the Fund underperformed its primary benchmark for the one-, three- and five-year periods ended December 31, 2018 and April 30, 2019. They considered the steps CWAM was taking to improve the Fund’s performance.
The Independent Trustees took into account that the performance of Columbia Acorn International ranked above the median of its Broadridge peer group for the one-year period and below its Broadridge peer group median for the three-and five-year periods ended December 31, 2018. They also reviewed the Fund’s performance versus various benchmarks for the same periods and noted that the Fund outperformed its primary benchmark for the one-year period, and underperformed its primary benchmark for the three- and five-year periods ended December 31, 2018. They observed that the Fund’s performance exceeded that of its primary benchmark for the one- and three-year periods, and underperformed its primary benchmark for the five-year period ended April 30, 2019.
With respect to Columbia Acorn International Select, the Independent Trustees noted that the Fund’s performance ranked above the median of its Broadridge peer group for the one-, three- and five-year periods ended December 31, 2018 and above its primary benchmark for each of the same time periods. They also considered that the Fund’s performance exceeded the median of its Broadridge peer group and the performance of its primary benchmark for the one-, three- and five-year periods ended April 30, 2019.
The Independent Trustees considered that Columbia Acorn Emerging Markets Fund’s performance was in the top 1% of its Broadridge peer group for the one-year period ended December 31, 2018 but underperformed its Broadridge peer group median for the three- and five-year periods ended December 31, 2018. They also considered that the Fund underperformed versus its primary benchmark for the one-, three-and five-year time periods ended December 31, 2018. In addition, the Independent Trustees took into account that the Fund’s more recent performance versus its Broadridge peers was above median for the one- and three-year periods ended April 30, 2019 and below median for the five-year period ended April 30, 2019.
The Independent Trustees considered that Columbia Acorn European Fund had underperformed its Broadridge peer group median for the one- and five-year periods, and outperformed its Broadridge peer group median for the three-year period ended December 31, 2018. They also observed that the Fund performed better than its primary benchmark for the one- and
Columbia Acorn Family of Funds | Semiannual Report 2019	149

Board Approval of the Advisory Agreement  (continued)
three-year periods ended December 31, 2018. With respect to more recent time periods, the Independent Trustees noted that the Fund’s performance exceeded the performance of its Broadridge peer group median and its primary benchmark for the one-, three- and five-year periods ended April 30, 2019.
In considering the performance of Columbia Thermostat Fund, the Independent Trustees noted that Broadridge could not construct an appropriate peer group for the Fund because of its unique investment strategy. The Independent Trustees therefore considered the Fund’s performance against a universe of retail and institutional flexible portfolio funds selected by Broadridge. They noted that the Fund underperformed its Broadridge peer universe median for the three-year period, but outperformed its Broadridge peer universe median for the one- and five-year periods, ended December 31, 2018. The Fund has both an equity and a debt primary benchmark, and the Independent Trustees considered the performance of the Fund relative to an equally weighted custom composite of the Fund’s primary benchmarks for equity and debt securities (the “Blended Benchmark”). They also took into account that the Fund’s performance surpassed the Blended Benchmark for the one-year period, and lagged the Blended Benchmark for the three- and five-year periods ended December 31, 2018. They noted that the Fund’s performance was in the first, third and second quintiles as compared to its Broadridge peer universe for the one-, three- and five-year periods ended December 31, 2018, respectively and that the structure and forms of the asset allocation table used by the Fund in pursuing its investment strategy had been revised effective May 1, 2018. In addition, the Independent Trustees considered changes in the Fund’s portfolio managers and their belief that CWAM was devoting appropriate attention to improving the Fund’s performance.
The Independent Trustees concluded that CWAM had taken, and continued to take, a number of corrective steps to improve performance of underperforming Funds, although in some cases it would take additional time to determine the effectiveness of such changes, and that the Performance Committee was monitoring the underperforming Funds’ performance closely. In addition, the Independent Trustees considered that CWAM’s Director of Research (U.S.) and Director of International Research had reported to them at numerous Contract Committee, Performance Committee and Board meetings on the corrective steps taken over the past several years to improve certain Funds’ performance.
Costs of services and profits realized by CWAM
At various Committee and Board meetings, the Independent Trustees examined detailed information on the fees and expenses of each Fund compared with information for similar funds provided by Broadridge. In addition to information on the actual fees and expenses of each Fund, the Independent Trustees reviewed pro forma information that annualized more recent changes to certain Funds’ fees and expenses. The Independent Trustees noted that the Institutional share class (Class Inst) of each of the Funds except Columbia Acorn European Fund had total net operating expenses that were at or lower than the Fund’s Broadridge peer group median. They also considered that the Class A shares of Columbia Acorn USA, Columbia Acorn International Select and Columbia Acorn European Fund had total net operating expenses that were above their respective Broadridge peer group medians.
The Independent Trustees also took into account that the actual advisory fees paid by Columbia Acorn Fund, Columbia Acorn Select, Columbia Acorn International and, Columbia Acorn Emerging Markets Fund were lower than their respective Broadridge peer group medians and that Columbia Acorn USA, Columbia Thermostat Fund, Columbia Acorn International Select and Columbia Acorn European Fund were higher than their respective Broadridge peer group median.
The Independent Trustees considered that CWAM had agreed to extend its contractual agreement to waive fees and/or reimburse expenses for Columbia Acorn Fund, Columbia Acorn USA and Columbia Acorn Select in order to maintain expenses at their current levels until at least April 30, 2020. They also noted that CWAM had instituted a new contractual agreement to waive fees and/or reimburse expenses for Columbia Acorn International to maintain expenses at current levels and agreed to extend its contractual agreement to waive fees and/or reimburse expenses for Columbia Acorn International Select at a lower rate than the prior year—thus reducing shareholder expenses—until at least April 30, 2020. The Independent Trustees also took into account that CWAM had agreed to extend for another year its agreement to waive fees and/or reimburse expenses for both Columbia Acorn Emerging Markets Fund and Columbia Acorn European Fund and that CWAM had agreed to extend its contractual agreement to waive fees and/or reimburse expenses cap Columbia Thermostat Fund’s expenses in order to limit the amount of an anticipated increase in operating expenses. In addition, the Independent Trustees considered the total expenses of each Fund versus three- and five-year performance, as prepared by Broadridge, in considering the total expense levels of each Fund.
150	Columbia Acorn Family of Funds | Semiannual Report 2019

Board Approval of the Advisory Agreement  (continued)
The Independent Trustees reviewed the advisory fee rates charged by CWAM for managing another investment company as sub-adviser that had investment strategies similar to Columbia Acorn USA. They determined that Columbia Acorn USA’s advisory fees were higher than CWAM’s sub-advisory fees for the sub-advised fund. The Independent Trustees considered the information provided by CWAM regarding its performance of significant additional services for Columbia Acorn USA that it did not provide to its sub-advisory client, including administrative and fund accounting services, oversight of the Fund’s other service providers, Independent Trustee support, regulatory compliance and numerous other services, and that in servicing the Fund, CWAM assumed many legal and business risks that it does not assume in serving as sub-adviser. They also took into account that CWAM did not manage other investment companies as a sub-adviser or other institutional separate accounts that had investment strategies similar to Columbia Acorn Fund, Columbia Acorn International, Columbia Acorn Select, Columbia Acorn International Select, Columbia Thermostat Fund, Columbia Acorn European Fund or Columbia Acorn Emerging Markets Fund. It was noted that the advisory fees charged by Columbia Acorn USA, Columbia Acorn Select and Columbia Acorn International were generally comparable to their Columbia Wanger Fund counterparts at the same asset levels.
The Independent Trustees reviewed the analysis of CWAM’s profitability in serving as each Fund’s investment manager and of CWAM and its affiliates in their relationships with each Fund. The Contract Committee and the Board met with representatives from Ameriprise to discuss its methodologies for calculating profitability and allocating costs. They considered that Ameriprise calculated profitability and allocated costs on a contract-by-contract and Fund-by-Fund basis. The Independent Trustees also reviewed the methodology used by CWAM and Ameriprise in determining compensation payable to portfolio managers and the competitive market for investment management talent. The Independent Trustees were also provided with profitability information from a third-party consultant, Strategic Insight, which compared CWAM’s profitability to other similar investment managers in the mutual fund industry. The Independent Trustees discussed, however, that profitability comparisons among fund managers may not always be meaningful due to the lack of consistency in data, small number of publicly-owned managers, and the fact that the profitability of any investment manager is affected by numerous factors, including its particular organizational structure, the types of funds and other accounts managed, other lines of business, expense allocation methodology, capital structure and other factors. The Independent Trustees evaluated CWAM’s profitability in light of the additional resources that had been, and would continue to be, provided to it by Ameriprise to assist in improving performance.
Economies of scale
At various Committee and Board meetings and other informal meetings, the Independent Trustees considered information about the extent to which CWAM realized economies of scale in connection with an increase in Fund assets. It was noted, however, that many of the Funds had lost assets over the past several years. The Independent Trustees noted that the advisory fee schedule for each Fund, other than Columbia Thermostat Fund, includes breakpoints in the rate of fees at various asset levels. In evaluating whether CWAM was sharing economies of scale with Fund shareholders, the Independent Trustees also took into account the various fee waivers/reimbursements and expense caps that CWAM had agreed to for many of the Funds for 2019 and 2020. The Independent Trustees concluded that the fee structure of the Advisory Agreement for each Fund reflected a sharing of economies of scale between CWAM and the Funds.
Other benefits to CWAM
The Independent Trustees also reviewed benefits that accrued to CWAM and its affiliates from their relationships with the Funds, based upon information provided to them by Ameriprise. They noted that the Funds’ transfer agency services were performed by Columbia Management Investment Services Corp., an affiliate of Ameriprise, which received compensation from the Funds for its transfer agent services. They considered that another affiliate of Ameriprise, Columbia Management Investment Distributors, Inc. (“CMID”), served as the Funds’ distributor under a distribution agreement, and that it received fees under the Trust’s Rule 12b-1 Plan, most of which CMID paid to broker-dealers, but received no additional compensation for its services to the Funds. In addition, they considered that Columbia Management provided sub-administration services to the Funds. The Contract Committee and the Board received information regarding the profitability of these Fund agreements to the CWAM affiliates and also reviewed information about and discussed the capabilities of each affiliated entity in performing its respective duties.
Columbia Acorn Family of Funds | Semiannual Report 2019	151

Board Approval of the Advisory Agreement  (continued)
The Independent Trustees considered other ways that the Funds and CWAM might potentially benefit from their relationship with each other. For example, the Independent Trustees considered CWAM’s use of commissions paid by each Fund on its portfolio brokerage transactions to obtain research products and services benefiting the Funds and/or other clients of CWAM. They noted that the Compliance Committee reviewed CWAM’s annual “soft dollar” report during the year and met with representatives from CWAM to review CWAM’s soft dollar spending. The Independent Trustees also considered that the Compliance Committee and/or Board regularly reviewed third-party prepared reports that evaluated the quality of CWAM’s execution of the Funds’ portfolio transactions. The Independent Trustees determined that CWAM’s use of the Funds’ “soft” commission dollars to obtain research products and services was consistent with current regulatory requirements and guidance. They also concluded that CWAM benefited from the receipt of proprietary research products and services acquired through commissions paid on portfolio transactions of the Funds, and that the Funds benefitted from CWAM’s receipt of those products and services as well as research products and services acquired through commissions paid by other clients of CWAM. Finally, the Independent Trustees considered that CWAM’s affiliates benefited from management fees received from Columbia Thermostat Fund’s investment in other Columbia mutual funds.
After full consideration of the above factors, as well as other factors that were instructive in evaluating the Advisory Agreement, the Independent Trustees concluded that the advisory fees were reasonable and that the continuation of the Advisory Agreement was in the best interest of each Fund. At the Board meeting held on June 12, 2019 the Trustees approved continuation of the Advisory Agreement for each Fund through July 31, 2020.
152	Columbia Acorn Family of Funds | Semiannual Report 2019

Expense Information
as of June 30, 2019
Columbia Acorn® Fund								Class A	Class AD	Class C	Class I1	Class I2	Class I3	Class R
Investment advisory fee	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.17%	0.17%	0.17%	0.17%	0.15%	0.10%
Net expense ratio	1.09%	0.84%	1.84%	0.84%	0.82%	0.77%
Columbia Acorn International®
Investment advisory fee	0.79%	0.79%	0.78%	0.79%	0.79%	0.79%	0.79%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%	0.50%
Other expenses (a)	0.22%	0.22%	0.23%	0.22%	0.16%	0.11%	0.22%
Net expense ratio	1.26%	1.01%	2.01%	1.01%	0.95%	0.90%	1.51%
Columbia Acorn USA®
Investment advisory fee	0.92%	0.92%	0.92%	0.92%	0.92%	0.92%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.25%	0.24%	0.24%	0.24%	0.16%	0.11%
Net expense ratio	1.42%	1.16%	2.16%	1.16%	1.08%	1.03%
Columbia Acorn International SelectSM
Investment advisory fee	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.26%	0.26%	0.26%	0.26%	0.17%	0.12%
Net expense ratio	1.40%	1.15%	2.15%	1.15%	1.06%	1.01%
Columbia Acorn SelectSM
Investment advisory fee	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.27%	0.26%	0.26%	0.27%	0.21%	0.16%
Net expense ratio	1.17%	0.91%	1.91%	0.92%	0.86%	0.81%
Columbia Thermostat FundSM
Investment advisory fee	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.15%	0.15%	0.15%	0.15%	0.10%	0.05%
Net expense ratio (b)	0.50%	0.25%	1.25%	0.25%	0.20%	0.15%
Columbia Acorn Emerging Markets FundSM
Investment advisory fee	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.03%	0.03%	0.03%	0.03%	-0.06%	-0.11%
Net expense ratio	1.53%	1.28%	2.28%	1.28%	1.19%	1.14%
Columbia Acorn European FundSM
Investment advisory fee	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Distribution and/or service fees	0.25%	0.00%	1.00%	0.00%	0.00%	0.00%
Other expenses (a)	0.00%	0.00%	0.01%	0.00%	-0.06%	-0.11%
Net expense ratio	1.44%	1.19%	2.20%	1.19%	1.13%	1.08%
See the Funds’ prospectuses for information on minimum initial investment amounts and other details of buying, selling and exchanging shares of the Funds.
Fees and expenses are for the six months ended June 30, 2019. Please see Note 3, “Fees and Other Transactions With Affiliates” in the Notes to Financial Statements of this report for information on fee waivers and/or expense reimbursements in place for the Funds.
(a)	Other expenses include certain fee waivers and/or reimbursements, if applicable, which can potentially exceed other expenses charged.
(b)	Does not include estimated fees and expenses of 0.39% incurred by the Fund from the underlying portfolio funds in which it invests.
Columbia Acorn Family of Funds | Semiannual Report 2019	153

Additional information
The Fund mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Wanger Asset Management, LLC
227 West Monroe, Suite 3000
Chicago, IL 60606
800.345.6611
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
154	Columbia Acorn Family of Funds | Semiannual Report 2019

Additional information   (continued)
Trustees
Laura M. Born, Chair of the Board
David J. Rudis, Vice Chair of the Board
Maureen M. Culhane
Margaret M. Eisen
Eric A. Feldstein
John C. Heaton
Charles R. Phillips
Ralph Wanger (Trustee Emeritus)
Officers
Matthew A. Litfin, Co-President
Louis J. Mendes III, Co-President
John M. Kunka, Vice President, Treasurer and Principal Financial and Accounting Officer
Thomas P. McGuire, Chief Compliance Officer
David L. Frank, Vice President
Tae Han (Simon) Kim, Vice President
Stephen Kusmierczak, Vice President
Joseph C. LaPalm, Vice President
Satoshi Matsunaga, Vice President
Richard Watson, Vice President
Charles Young, Vice President
Michael G. Clarke, Assistant Treasurer
Paul B. Goucher, Assistant Secretary
Ryan C. Larrenaga, Assistant Secretary
Julian Quero, Assistant Treasurer
Martha A. Skinner, Assistant Treasurer
Linda K. Roth-Wiszowaty, Secretary
Columbia Acorn Family of Funds | Semiannual Report 2019	155

Columbia Acorn Family of Funds
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Wanger Asset Management, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR110_12_J01_(08/19)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Louis Mendes
Louis Mendes, Co-President and Principal Executive Officer

Date	August 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Louis Mendes
Louis Mendes, Co-President and Principal Executive Officer

Date	August 22, 2019

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer

Date	August 22, 2019